UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2011

Item 1. Reports to Stockholders

Fidelity® Destiny® Portfolios:
Fidelity Advisor® Diversified Stock Fund -
Class A

Semiannual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class O	.51%
Actual		$ 1,000.00	$ 1,180.70	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.86%
Actual		$ 1,000.00	$ 1,178.50	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.29%
Actual		$ 1,000.00	$ 1,176.10	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.78%
Actual		$ 1,000.00	$ 1,173.20	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.78%
Actual		$ 1,000.00	$ 1,173.20	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,179.60	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.5	4.5
JPMorgan Chase & Co.	4.0	3.8
Chevron Corp.	3.5	2.5
Apple, Inc.	3.3	3.0
Wells Fargo & Co.	3.1	3.7
Corning, Inc.	2.2	2.6
International Business Machines Corp.	2.2	2.3
MasterCard, Inc. Class A	2.1	2.5
PepsiCo, Inc.	1.9	0.9
The Coca-Cola Co.	1.6	1.6
	28.4
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.0	28.1
Financials	19.7	19.5
Energy	12.7	12.5
Consumer Staples	11.8	6.3
Health Care	11.4	11.1
Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 99.7%		Stocks 97.9%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	14.0%	** Foreign investments	11.9%

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.3%
General Motors Co.	100,000	$ 3,103,000
Porsche Automobil Holding SE rights 4/12/11 (a)	175,000	1,516,488
		4,619,488
Hotels, Restaurants & Leisure - 1.5%
Country Style Cooking Restaurant Chain Co. Ltd. ADR (d)	100,000	1,652,000
Denny's Corp. (a)	1,900,000	7,714,000
McCormick & Schmick's Seafood Restaurants (a)(e)	975,000	7,039,500
Ruth's Hospitality Group, Inc. (a)	1,100,000	5,676,000
Sonic Corp. (a)	225,000	2,036,250
Wendy's/Arby's Group, Inc.	500,000	2,515,000
		26,632,750
Household Durables - 0.5%
KB Home (d)	500,000	6,220,000
NVR, Inc. (a)	5,000	3,780,000
		10,000,000
Media - 3.3%
Comcast Corp. Class A	950,000	23,484,000
The Walt Disney Co.	425,000	18,313,250
Time Warner, Inc.	550,000	19,635,000
		61,432,250
Multiline Retail - 1.2%
Dollar General Corp. (a)	200,000	6,270,000
Target Corp.	300,000	15,003,000
		21,273,000
Specialty Retail - 1.8%
Best Buy Co., Inc.	175,000	5,026,000
Lowe's Companies, Inc.	550,000	14,536,500
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	350,000	4,903,500
Staples, Inc.	400,000	7,768,000
Talbots, Inc. (a)(d)	250,000	1,510,000
		33,744,000
Textiles, Apparel & Luxury Goods - 0.2%
Arezzo Industria E Comercio SA	100,000	1,393,440
Liz Claiborne, Inc. (a)(d)	500,000	2,695,000
		4,088,440
TOTAL CONSUMER DISCRETIONARY		161,789,928
CONSUMER STAPLES - 11.8%
Beverages - 3.5%
PepsiCo, Inc.	550,000	35,425,500
The Coca-Cola Co.	450,000	29,857,500
		65,283,000

	Shares	Value
Food & Staples Retailing - 2.6%
Casey's General Stores, Inc.	73,600	$ 2,870,400
CVS Caremark Corp.	700,000	24,024,000
Drogasil SA	375,000	2,930,818
Wal-Mart Stores, Inc.	350,000	18,217,500
		48,042,718
Food Products - 2.0%
Archer Daniels Midland Co.	250,000	9,002,500
Danone	175,000	11,427,584
The J.M. Smucker Co.	62,500	4,461,875
Unilever NV unit	375,000	11,760,000
		36,651,959
Household Products - 2.7%
Colgate-Palmolive Co.	275,000	22,209,000
Procter & Gamble Co.	350,000	21,560,000
Reckitt Benckiser Group PLC	100,000	5,134,727
		48,903,727
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	200,000	5,750,000
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	150,000	12,148,500
TOTAL CONSUMER STAPLES		216,779,904
ENERGY - 12.7%
Energy Equipment & Services - 1.2%
Noble Corp.	275,000	12,545,500
North American Energy Partners, Inc. (a)	250,000	3,082,502
Weatherford International Ltd. (a)	250,000	5,650,000
		21,278,002
Oil, Gas & Consumable Fuels - 11.5%
Amyris, Inc. (d)	175,000	4,994,500
BPZ Energy, Inc. (a)(d)	175,000	929,250
Chevron Corp.	600,000	64,458,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,866,500
Daylight Energy Ltd. (d)	750,000	8,747,551
Exxon Mobil Corp.	975,000	82,026,754
PetroBakken Energy Ltd. Class A (d)	100,000	1,893,369
Petrobank Energy & Resources Ltd. (a)	150,000	3,169,537
Petrohawk Energy Corp. (a)	500,000	12,270,000
Plains Exploration & Production Co. (a)	150,000	5,434,500
QEP Resources, Inc.	150,000	6,081,000
Royal Dutch Shell PLC Class A sponsored ADR	80,000	5,828,800
Suncor Energy, Inc.	300,000	13,451,583
		212,151,344
TOTAL ENERGY		233,429,346
FINANCIALS - 19.7%
Capital Markets - 2.0%
Ashmore Group PLC	1,000,000	5,314,330
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Bank of New York Mellon Corp.	375,000	$ 11,201,250
KKR & Co. LP	50,000	820,500
Morgan Stanley	700,000	19,124,000
		36,460,080
Commercial Banks - 6.5%
Alliance Financial Corp.	200,000	6,670,000
BB&T Corp.	425,000	11,666,250
Citizens Banking Corp., Michigan (a)	1,000,000	889,900
M&T Bank Corp.	100,000	8,847,000
Marshall & Ilsley Corp.	750,000	5,992,500
PNC Financial Services Group, Inc.	125,000	7,873,750
Regions Financial Corp.	1,000,000	7,260,000
SunTrust Banks, Inc.	150,000	4,326,000
Susquehanna Bancshares, Inc.	500,000	4,675,000
Synovus Financial Corp.	500,000	1,200,000
TCF Financial Corp.	75,000	1,189,500
Webster Financial Corp.	50,000	1,071,500
Wells Fargo & Co.	1,825,000	57,852,500
		119,513,900
Diversified Financial Services - 7.5%
Bank of America Corp.	1,500,000	19,995,000
Citigroup, Inc. (a)	5,000,000	22,100,000
JPMorgan Chase & Co.	1,600,000	73,760,000
KKR Financial Holdings LLC	2,350,000	23,006,500
		138,861,500
Insurance - 2.9%
ACE Ltd.	125,000	8,087,500
Allstate Corp.	275,000	8,739,500
Brasil Insurance Participacoes e Administracao SA	1,500	1,653,753
First American Financial Corp.	100,000	1,650,000
Genworth Financial, Inc. Class A (a)	500,000	6,730,000
Hanover Insurance Group, Inc.	100,000	4,525,000
Lincoln National Corp.	375,000	11,265,000
RenaissanceRe Holdings Ltd.	160,000	11,038,400
		53,689,153
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	304,900	2,710,561
Radian Group, Inc. (d)	1,742,300	11,865,063
		14,575,624
TOTAL FINANCIALS		363,100,257
HEALTH CARE - 11.4%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	150,000	1,435,500
Amgen, Inc. (a)	180,000	9,621,000
Anacor Pharmaceuticals, Inc. (d)	150,000	1,038,000
BioMarin Pharmaceutical, Inc. (a)	37,500	942,375
Cephalon, Inc. (a)	25,000	1,894,500

	Shares	Value
Gilead Sciences, Inc. (a)	375,000	$ 15,915,000
PDL BioPharma, Inc.	700,000	4,060,000
SIGA Technologies, Inc. (a)(d)	300,000	3,630,000
Vertex Pharmaceuticals, Inc. (a)	25,000	1,198,250
		39,734,625
Health Care Equipment & Supplies - 0.2%
Meridian Bioscience, Inc.	150,000	3,598,500
Health Care Providers & Services - 3.4%
Emeritus Corp. (a)	127,772	3,253,075
Express Scripts, Inc. (a)	150,000	8,341,500
McKesson Corp.	275,000	21,738,750
Medco Health Solutions, Inc. (a)	275,000	15,444,000
Quest Diagnostics, Inc.	100,000	5,772,000
WellPoint, Inc.	125,000	8,723,750
		63,273,075
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	40,000	2,181,293
Life Sciences Tools & Services - 0.1%
Pacific Biosciences of California, Inc. (d)	100,000	1,405,000
Pharmaceuticals - 5.4%
Abbott Laboratories	125,000	6,131,250
Auxilium Pharmaceuticals, Inc. (a)	50,000	1,073,500
Elan Corp. PLC sponsored ADR (a)	400,000	2,752,000
GlaxoSmithKline PLC sponsored ADR	350,000	13,443,500
Johnson & Johnson	400,000	23,700,000
Merck & Co., Inc.	800,000	26,408,000
Pfizer, Inc.	1,250,000	25,387,500
Roche Holding AG (Bearer)	7,500	1,228,089
		100,123,839
TOTAL HEALTH CARE		210,316,332
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	375,000	22,391,250
Lockheed Martin Corp.	50,000	4,020,000
United Technologies Corp.	100,000	8,465,000
		34,876,250
Airlines - 0.2%
Delta Air Lines, Inc. (a)	400,000	3,920,000
Building Products - 1.4%
Lennox International, Inc.	175,000	9,201,500
Masco Corp.	375,000	5,220,000
Owens Corning (a)	225,000	8,097,750
Universal Forest Products, Inc.	69,799	2,558,133
		25,077,383
Commercial Services & Supplies - 0.9%
Covanta Holding Corp.	400,000	6,832,000
EnerNOC, Inc. (a)(d)	100,000	1,911,000
Iron Mountain, Inc.	150,000	4,684,500
Standard Parking Corp. (a)	200,000	3,552,000
		16,979,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	225,000	$ 5,046,750
Electrical Equipment - 0.3%
Alstom SA	75,000	4,433,229
Polypore International, Inc. (a)	25,000	1,439,500
		5,872,729
Machinery - 1.1%
Douglas Dynamics, Inc.	125,000	1,782,500
Ingersoll-Rand Co. Ltd.	275,000	13,285,250
WABCO Holdings, Inc. (a)	100,000	6,164,000
		21,231,750
Professional Services - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	325,000	11,121,500
SFN Group, Inc. (a)	75,000	1,056,750
		12,178,250
Road & Rail - 0.6%
CSX Corp.	75,000	5,895,000
Swift Transporation Co. (d)	325,000	4,777,500
		10,672,500
TOTAL INDUSTRIALS		135,855,112
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,500,000	25,725,000
F5 Networks, Inc. (a)	10,000	1,025,700
Juniper Networks, Inc. (a)	150,000	6,312,000
		33,062,700
Computers & Peripherals - 4.3%
Apple, Inc. (a)	175,000	60,978,750
Hewlett-Packard Co.	450,000	18,436,500
		79,415,250
Electronic Equipment & Components - 2.9%
Coretronic Corp.	2,250,000	3,634,586
Corning, Inc.	2,000,000	41,260,000
Everlight Electronics Co. Ltd.	1,250,000	3,536,813
Fabrinet (a)	250,000	5,040,000
		53,471,399
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	125,000	4,750,000
eBay, Inc. (a)	325,000	10,088,000
Google, Inc. Class A (a)	45,000	26,379,450
SciQuest, Inc.	525,000	7,623,000
		48,840,450
IT Services - 7.2%
Cognizant Technology Solutions Corp. Class A (a)	100,000	8,140,000

	Shares	Value
International Business Machines Corp.	250,000	$ 40,767,500
MasterCard, Inc. Class A	150,000	37,758,000
Paychex, Inc.	650,000	20,384,000
Visa, Inc. Class A	350,000	25,767,000
		132,816,500
Semiconductors & Semiconductor Equipment - 2.7%
Ceva, Inc. (a)	109,300	2,921,589
KLA-Tencor Corp.	125,000	5,921,250
Lam Research Corp. (a)	75,000	4,249,500
National Semiconductor Corp.	200,000	2,868,000
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	9,060,000
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000,000	16,774,711
Texas Instruments, Inc.	250,000	8,640,000
		50,435,050
Software - 2.4%
Autonomy Corp. PLC (a)	700,000	17,836,843
Microsoft Corp.	750,000	19,020,000
Nuance Communications, Inc. (a)	325,000	6,357,000
		43,213,843
TOTAL INFORMATION TECHNOLOGY		441,255,192
MATERIALS - 1.6%
Chemicals - 0.7%
Ecolab, Inc.	250,000	12,755,000
Metals & Mining - 0.9%
Gem Diamonds Ltd. (a)	1,000,000	4,490,080
Nucor Corp.	200,000	9,204,000
United States Steel Corp.	50,000	2,697,000
		16,391,080
TOTAL MATERIALS		29,146,080
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Global Crossing Ltd. (a)	250,000	3,480,000
Wireless Telecommunication Services - 0.4%
China Mobile (Hong Kong) Ltd. sponsored ADR	75,000	3,468,000
Sprint Nextel Corp. (a)	1,000,000	4,640,000
		8,108,000
TOTAL TELECOMMUNICATION SERVICES		11,588,000
UTILITIES - 0.4%
Electric Utilities - 0.2%
Entergy Corp.	50,000	3,360,500
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	200,000	$ 4,308,000
TOTAL UTILITIES		7,668,500
TOTAL COMMON STOCKS (Cost $1,695,199,963)		1,810,928,651
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 1.3%
Porsche Automobil Holding SE	175,000	11,456,094
Volkswagen AG	80,000	12,970,847
		24,426,941
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,412,675)		24,426,941
Money Market Funds - 1.2%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $21,444,670)	21,444,670	$ 21,444,670
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,738,057,308)		1,856,800,262
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,611,816)
NET ASSETS - 100%		$ 1,840,188,446
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,627
Fidelity Securities Lending Cash Central Fund	91,072
Total	$ 120,699
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 7,002,000	$ 1,791,991	$ 973,418	$ -	$ 7,039,500
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 186,216,869	$ 186,216,869	$ -	$ -
Consumer Staples	216,779,904	216,779,904	-	-
Energy	233,429,346	233,429,346	-	-
Financials	363,100,257	363,100,257	-	-
Health Care	210,316,332	210,316,332	-	-
Industrials	135,855,112	135,855,112	-	-
Information Technology	441,255,192	424,480,481	16,774,711	-
Materials	29,146,080	29,146,080	-	-
Telecommunication Services	11,588,000	11,588,000	-	-
Utilities	7,668,500	7,668,500	-	-
Money Market Funds	21,444,670	21,444,670	-	-
Total Investments in Securities:	$ 1,856,800,262	$ 1,840,025,551	$ 16,774,711	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(118,855)
Total Unrealized Gain (Loss)	118,855
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.0%
United Kingdom	3.3%
Taiwan	1.8%
Canada	1.8%
Switzerland	1.5%
Germany	1.4%
Others (Individually Less Than 1%)	4.2%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $584,176,896 of which $42,755,310, $517,419,169 and $24,002,417 will expire in fiscal 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,583,152) - See accompanying schedule: Unaffiliated issuers (cost $1,705,324,280)	$ 1,828,316,092
Fidelity Central Funds (cost $21,444,670)	21,444,670
Other affiliated issuers (cost $11,288,358)	7,039,500
Total Investments (cost $1,738,057,308)		$ 1,856,800,262
Receivable for investments sold		31,386,749
Receivable for fund shares sold		152,864
Dividends receivable		1,837,800
Distributions receivable from Fidelity Central Funds		12,635
Prepaid expenses		2,397
Other receivables		104,227
Total assets		1,890,296,934

Liabilities
Payable to custodian bank	$ 3,680,992
Payable for investments purchased	23,178,367
Payable for fund shares redeemed	839,405
Accrued management fee	651,250
Distribution and service plan fees payable	35,551
Other affiliated payables	160,113
Other payables and accrued expenses	118,140
Collateral on securities loaned, at value	21,444,670
Total liabilities		50,108,488

Net Assets		$ 1,840,188,446
Net Assets consist of:
Paid in capital		$ 2,223,485,173
Undistributed net investment income		4,448,607
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(506,488,042)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		118,742,708
Net Assets		$ 1,840,188,446

Statement of Assets and Liabilities - continued

March 31, 2011 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,599,983,667 ÷ 101,344,657 shares)	$ 15.79

Class A: Net Asset Value and redemption price per share ($124,326,908 ÷ 8,018,939 shares)	$ 15.50

Maximum offering price per share (100/94.25 of $15.50)	$ 16.45
Class T: Net Asset Value and redemption price per share ($14,635,232 ÷ 947,968 shares)	$ 15.44

Maximum offering price per share (100/96.50 of $15.44)	$ 16.00
Class B: Net Asset Value and offering price per share ($1,078,136 ÷ 70,567 shares) A	$ 15.28

Class C: Net Asset Value and offering price per share ($3,450,923 ÷ 225,947 shares) A	$ 15.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,713,580 ÷ 6,008,089 shares)	$ 16.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 13,008,037
Interest		43
Income from Fidelity Central Funds		120,699
Total income		13,128,779

Expenses
Management fee	$ 3,824,126
Transfer agent fees	489,335
Distribution and service plan fees	205,371
Accounting and security lending fees	276,164
Custodian fees and expenses	46,097
Independent trustees' compensation	4,707
Appreciation in deferred trustee compensation account	656
Registration fees	36,387
Audit	42,966
Legal	5,777
Miscellaneous	9,999
Total expenses before reductions	4,941,585
Expense reductions	(79,467)	4,862,118
Net investment income (loss)		8,266,661
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	94,739,134
Other affiliated issuers	70,682
Foreign currency transactions	(157,070)
Total net realized gain (loss)		94,652,746
Change in net unrealized appreciation (depreciation) on: Investment securities	189,181,266
Assets and liabilities in foreign currencies	(2,261)
Total change in net unrealized appreciation (depreciation)		189,179,005
Net gain (loss)		283,831,751
Net increase (decrease) in net assets resulting from operations		$ 292,098,412

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,266,661	$ 19,337,736
Net realized gain (loss)	94,652,746	269,379,837
Change in net unrealized appreciation (depreciation)	189,179,005	(109,174,126)
Net increase (decrease) in net assets resulting from operations	292,098,412	179,543,447
Distributions to shareholders from net investment income	(17,474,520)	(18,699,364)
Distributions to shareholders from net realized gain	(5,265,363)	(699,305)
Total distributions	(22,739,883)	(19,398,669)
Share transactions - net increase (decrease)	(49,282,392)	(394,795,070)
Total increase (decrease) in net assets	220,076,137	(234,650,292)

Net Assets
Beginning of period	1,620,112,309	1,854,762,601
End of period (including undistributed net investment income of $4,448,607 and undistributed net investment income of $13,656,466, respectively)	$ 1,840,188,446	$ 1,620,112,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Income from Investment Operations
Net investment income (loss) E	.07	.15	.13	.20	.15	.13
Net realized and unrealized gain (loss)	2.37	1.21	.29	(5.41)	2.62	1.29
Total from investment operations	2.44	1.36	.42	(5.21)	2.77	1.42
Distributions from net investment income	(.15)	(.14)	(.15)	(.17)	(.15)	(.11)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.20) J	(.14) I	(.15)	(.17)	(.15)	(.11)
Net asset value, end of period	$ 15.79	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82
Total Return B,C,D	18.07%	11.15%	4.04%	(30.13)%	18.83%	10.55%
Ratios to Average Net Assets F,H
Expenses before reductions	.51% A	.51%	.51%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.49%	.49%	.49%
Expenses net of all reductions	.50% A	.50%	.50%	.48%	.48%	.48%
Net investment income (loss)	.97% A	1.20%	1.34%	1.30%	.95%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,599,984	$ 1,458,736	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Income from Investment Operations
Net investment income (loss) F	.04	.10	.08	.13	.08	.06
Net realized and unrealized gain (loss)	2.32	1.19	.30	(5.29)	2.56	1.28
Total from investment operations	2.36	1.29	.38	(5.16)	2.64	1.34
Distributions from net investment income	(.10)	(.09)	(.09)	(.11)	(.10)	(.05)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.14)	(.10)	(.09)	(.11)	(.10)	(.05)
Net asset value, end of period	$ 15.50	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53
Total Return B,C,D,E	17.85%	10.70%	3.59%	(30.42)%	18.25%	10.13%
Ratios to Average Net Assets G,I
Expenses before reductions	.86% A	.88%	.95%	.92%	.91%	.95%
Expenses net of fee waivers, if any	.86% A	.88%	.95%	.92%	.91%	.95%
Expenses net of all reductions	.86% A	.87%	.93%	.91%	.90%	.94%
Net investment income (loss)	.61% A	.82%	.90%	.87%	.52%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,327	$ 110,672	$ 129,758	$ 124,522	$ 182,686	$ 130,332
Portfolio turnover rate H	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Income from Investment Operations
Net investment income (loss) E	.01	.05	.05	.08	.03	.02
Net realized and unrealized gain (loss)	2.31	1.18	.32	(5.26)	2.54	1.27
Total from investment operations	2.32	1.23	.37	(5.18)	2.57	1.29
Distributions from net investment income	(.05)	(.05)	(.02)	(.04)	(.11)	(.08)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.09)	(.06)	(.02)	(.04)	(.11)	(.08)
Net asset value, end of period	$ 15.44	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45
Total Return B,C,D	17.61%	10.25%	3.25%	(30.69)%	17.90%	9.75%
Ratios to Average Net Assets F,H
Expenses before reductions	1.29% A	1.30%	1.33%	1.27%	1.23%	1.25%
Expenses net of fee waivers, if any	1.29% A	1.30%	1.33%	1.27%	1.23%	1.25%
Expenses net of all reductions	1.28% A	1.29%	1.32%	1.26%	1.22%	1.24%
Net investment income (loss)	.19% A	.40%	.52%	.53%	.20%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,635	$ 12,051	$ 11,378	$ 12,444	$ 26,732	$ 12,646
Portfolio turnover rate G	79%A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	- J	- J	(.06)	(.06)
Net realized and unrealized gain (loss)	2.28	1.17	.31	(5.21)	2.54	1.27
Total from investment operations	2.26	1.16	.31	(5.21)	2.48	1.21
Distributions from net investment income	-	(.01)	-	-	(.06)	(.05)
Distributions from net realized gain	(.02)	(.01)	-	-	-	-
Total distributions	(.02)	(.02)	-	-	(.06)	(.05)
Net asset value, end of period	$ 15.28	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38
Total Return B,C,D	17.32%	9.72%	2.67%	(31.01)%	17.26%	9.19%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.80%	1.83%	1.79%	1.81%	1.82%
Expenses net of fee waivers, if any	1.78% A	1.80%	1.83%	1.79%	1.81%	1.82%
Expenses net of all reductions	1.77% A	1.79%	1.81%	1.78%	1.80%	1.81%
Net investment income (loss)	(.30)% A	(.10)%	.02%	-% H	(.37)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,078	$ 1,060	$ 1,072	$ 853	$ 1,356	$ 909
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	- I	- I	(.06)	(.06)
Net realized and unrealized gain (loss)	2.28	1.16	.31	(5.21)	2.54	1.28
Total from investment operations	2.26	1.15	.31	(5.21)	2.48	1.22
Distributions from net investment income	-	(.01)	-	-	(.05)	(.07)
Distributions from net realized gain	(.03)	(.01)	-	-	-	-
Total distributions	(.03)	(.01) J	-	-	(.05)	(.07)
Net asset value, end of period	$ 15.27	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37
Total Return B,C,D	17.32%	9.69%	2.67%	(31.01)%	17.31%	9.20%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.79%	1.82%	1.79%	1.79%	1.84%
Expenses net of fee waivers, if any	1.78% A	1.79%	1.82%	1.79%	1.79%	1.84%
Expenses net of all reductions	1.77% A	1.79%	1.81%	1.78%	1.78%	1.84%
Net investment income (loss)	(.30)% A	(.09)%	.03%	.01%	(.36)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,451	$ 2,853	$ 2,501	$ 2,676	$ 4,897	$ 2,758
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.06	.11	.10	.17	.12	.09
Net realized and unrealized gain (loss)	2.41	1.24	.34	(5.45)	2.67	1.29
Total from investment operations	2.47	1.35	.44	(5.28)	2.79	1.38
Distributions from net investment income	(.15)	(.10)	(.02)	(.13)	-	(.11)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.19)	(.10) H	(.02)	(.13)	-	(.11)
Net asset value, end of period	$ 16.10	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77
Total Return B,C	17.96%	10.81%	3.75%	(30.25)%	18.89%	10.26%
Ratios to Average Net Assets E,G
Expenses before reductions	.74% A	.78%	.79%	.69%	.65%	.77%
Expenses net of fee waivers, if any	.74% A	.78%	.79%	.69%	.65%	.77%
Expenses net of all reductions	.73% A	.77%	.77%	.69%	.64%	.76%
Net investment income (loss)	.73% A	.92%	1.06%	1.10%	.78%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,714	$ 34,740	$ 1,344	$ 5,242	$ 42,212	$ 579,483
Portfolio turnover rate F	79% A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 241,706,598
Gross unrealized depreciation	(137,883,333)
Net unrealized appreciation (depreciation) on securities and other investments	$ 103,823,265

Tax cost	$ 1,752,976,997

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $685,506,109 and $718,757,447, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 150,366	$ 2,816
Class T	.25%	.25%	33,886	288
Class B	.75%	.25%	5,509	4,139
Class C	.75%	.25%	15,610	2,573
			$ 205,371	$ 9,816

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,495
Class T	1,247
Class B*	1,381
Class C*	55
$ 7,178

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 260,667.03
Class A	84,077.14
Class T	21,103.31
Class B	1,682.31
Class C	4,722.30
Institutional Class	117,084.27
	$ 489,335

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $36,281 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,515 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $91,072. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $79,467 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class O	$ 15,800,906	$ 17,708,586
Class A	793,517	926,935
Class T	41,691	51,155
Class B	-	889
Class C	-	1,448
Institutional Class	838,406	10,351
Total	$ 17,474,520	$ 18,699,364
From net realized gain
Class O	$ 4,604,191	$ 641,616
Class A	359,886	50,930
Class T	39,878	4,736
Class B	1,300	444
Class C	5,695	1,034
Institutional Class	254,413	545
Total	$ 5,265,363	$ 699,305

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class O
Shares sold	3,378,536	9,552,630	$ 50,233,787	$ 122,347,240
Reinvestment of distributions	1,202,134	1,247,286	17,731,460	15,553,658
Shares redeemed	(10,901,220)	(41,671,845)	(162,714,517)	(535,108,268)
Net increase (decrease)	(6,320,550)	(30,871,929)	$ (94,749,270)	$ (397,207,370)
Class A
Shares sold	1,099,432	2,753,283	$ 16,031,339	$ 35,143,064
Reinvestment of distributions	74,706	74,066	1,083,206	908,047
Shares redeemed	(1,486,671)	(5,224,869)	(21,707,381)	(66,445,318)
Net increase (decrease)	(312,533)	(2,397,520)	$ (4,592,836)	$ (30,394,207)
Class T
Shares sold	100,961	163,283	$ 1,493,372	$ 2,055,777
Reinvestment of distributions	5,400	4,499	78,078	55,026
Shares redeemed	(70,692)	(200,402)	(1,032,592)	(2,544,126)
Net increase (decrease)	35,669	(32,620)	$ 538,858	$ (433,323)
Class B
Shares sold	4,603	15,874	$ 65,867	$ 199,572
Reinvestment of distributions	83	106	1,194	1,288
Shares redeemed	(15,453)	(24,729)	(224,548)	(310,445)
Net increase (decrease)	(10,767)	(8,749)	$ (157,487)	$ (109,585)
Class C
Shares sold	27,651	66,698	$ 414,542	$ 848,168
Reinvestment of distributions	370	196	5,303	2,376
Shares redeemed	(20,799)	(58,243)	(293,457)	(719,732)
Net increase (decrease)	7,222	8,651	$ 126,388	$ 130,812
Institutional Class
Shares sold	3,444,133	2,435,059	$ 48,797,814	$ 33,604,258
Reinvestment of distributions	72,217	612	1,086,867	7,803
Shares redeemed	(21,804)	(29,007)	(332,726)	(393,458)
Net increase (decrease)	3,494,546	2,406,664	$ 49,551,955	$ 33,218,603

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

DESIN-USAN-0511
1.791869.107

Fidelity® Destiny® Portfolios:
Fidelity Advisor® Diversified Stock Fund -
Class O

Semiannual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class O	.51%
Actual		$ 1,000.00	$ 1,180.70	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.86%
Actual		$ 1,000.00	$ 1,178.50	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.29%
Actual		$ 1,000.00	$ 1,176.10	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.78%
Actual		$ 1,000.00	$ 1,173.20	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.78%
Actual		$ 1,000.00	$ 1,173.20	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,179.60	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.5	4.5
JPMorgan Chase & Co.	4.0	3.8
Chevron Corp.	3.5	2.5
Apple, Inc.	3.3	3.0
Wells Fargo & Co.	3.1	3.7
Corning, Inc.	2.2	2.6
International Business Machines Corp.	2.2	2.3
MasterCard, Inc. Class A	2.1	2.5
PepsiCo, Inc.	1.9	0.9
The Coca-Cola Co.	1.6	1.6
	28.4
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.0	28.1
Financials	19.7	19.5
Energy	12.7	12.5
Consumer Staples	11.8	6.3
Health Care	11.4	11.1
Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 99.7%		Stocks 97.9%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	14.0%	** Foreign investments	11.9%

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.3%
General Motors Co.	100,000	$ 3,103,000
Porsche Automobil Holding SE rights 4/12/11 (a)	175,000	1,516,488
		4,619,488
Hotels, Restaurants & Leisure - 1.5%
Country Style Cooking Restaurant Chain Co. Ltd. ADR (d)	100,000	1,652,000
Denny's Corp. (a)	1,900,000	7,714,000
McCormick & Schmick's Seafood Restaurants (a)(e)	975,000	7,039,500
Ruth's Hospitality Group, Inc. (a)	1,100,000	5,676,000
Sonic Corp. (a)	225,000	2,036,250
Wendy's/Arby's Group, Inc.	500,000	2,515,000
		26,632,750
Household Durables - 0.5%
KB Home (d)	500,000	6,220,000
NVR, Inc. (a)	5,000	3,780,000
		10,000,000
Media - 3.3%
Comcast Corp. Class A	950,000	23,484,000
The Walt Disney Co.	425,000	18,313,250
Time Warner, Inc.	550,000	19,635,000
		61,432,250
Multiline Retail - 1.2%
Dollar General Corp. (a)	200,000	6,270,000
Target Corp.	300,000	15,003,000
		21,273,000
Specialty Retail - 1.8%
Best Buy Co., Inc.	175,000	5,026,000
Lowe's Companies, Inc.	550,000	14,536,500
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	350,000	4,903,500
Staples, Inc.	400,000	7,768,000
Talbots, Inc. (a)(d)	250,000	1,510,000
		33,744,000
Textiles, Apparel & Luxury Goods - 0.2%
Arezzo Industria E Comercio SA	100,000	1,393,440
Liz Claiborne, Inc. (a)(d)	500,000	2,695,000
		4,088,440
TOTAL CONSUMER DISCRETIONARY		161,789,928
CONSUMER STAPLES - 11.8%
Beverages - 3.5%
PepsiCo, Inc.	550,000	35,425,500
The Coca-Cola Co.	450,000	29,857,500
		65,283,000

	Shares	Value
Food & Staples Retailing - 2.6%
Casey's General Stores, Inc.	73,600	$ 2,870,400
CVS Caremark Corp.	700,000	24,024,000
Drogasil SA	375,000	2,930,818
Wal-Mart Stores, Inc.	350,000	18,217,500
		48,042,718
Food Products - 2.0%
Archer Daniels Midland Co.	250,000	9,002,500
Danone	175,000	11,427,584
The J.M. Smucker Co.	62,500	4,461,875
Unilever NV unit	375,000	11,760,000
		36,651,959
Household Products - 2.7%
Colgate-Palmolive Co.	275,000	22,209,000
Procter & Gamble Co.	350,000	21,560,000
Reckitt Benckiser Group PLC	100,000	5,134,727
		48,903,727
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	200,000	5,750,000
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	150,000	12,148,500
TOTAL CONSUMER STAPLES		216,779,904
ENERGY - 12.7%
Energy Equipment & Services - 1.2%
Noble Corp.	275,000	12,545,500
North American Energy Partners, Inc. (a)	250,000	3,082,502
Weatherford International Ltd. (a)	250,000	5,650,000
		21,278,002
Oil, Gas & Consumable Fuels - 11.5%
Amyris, Inc. (d)	175,000	4,994,500
BPZ Energy, Inc. (a)(d)	175,000	929,250
Chevron Corp.	600,000	64,458,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,866,500
Daylight Energy Ltd. (d)	750,000	8,747,551
Exxon Mobil Corp.	975,000	82,026,754
PetroBakken Energy Ltd. Class A (d)	100,000	1,893,369
Petrobank Energy & Resources Ltd. (a)	150,000	3,169,537
Petrohawk Energy Corp. (a)	500,000	12,270,000
Plains Exploration & Production Co. (a)	150,000	5,434,500
QEP Resources, Inc.	150,000	6,081,000
Royal Dutch Shell PLC Class A sponsored ADR	80,000	5,828,800
Suncor Energy, Inc.	300,000	13,451,583
		212,151,344
TOTAL ENERGY		233,429,346
FINANCIALS - 19.7%
Capital Markets - 2.0%
Ashmore Group PLC	1,000,000	5,314,330
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Bank of New York Mellon Corp.	375,000	$ 11,201,250
KKR & Co. LP	50,000	820,500
Morgan Stanley	700,000	19,124,000
		36,460,080
Commercial Banks - 6.5%
Alliance Financial Corp.	200,000	6,670,000
BB&T Corp.	425,000	11,666,250
Citizens Banking Corp., Michigan (a)	1,000,000	889,900
M&T Bank Corp.	100,000	8,847,000
Marshall & Ilsley Corp.	750,000	5,992,500
PNC Financial Services Group, Inc.	125,000	7,873,750
Regions Financial Corp.	1,000,000	7,260,000
SunTrust Banks, Inc.	150,000	4,326,000
Susquehanna Bancshares, Inc.	500,000	4,675,000
Synovus Financial Corp.	500,000	1,200,000
TCF Financial Corp.	75,000	1,189,500
Webster Financial Corp.	50,000	1,071,500
Wells Fargo & Co.	1,825,000	57,852,500
		119,513,900
Diversified Financial Services - 7.5%
Bank of America Corp.	1,500,000	19,995,000
Citigroup, Inc. (a)	5,000,000	22,100,000
JPMorgan Chase & Co.	1,600,000	73,760,000
KKR Financial Holdings LLC	2,350,000	23,006,500
		138,861,500
Insurance - 2.9%
ACE Ltd.	125,000	8,087,500
Allstate Corp.	275,000	8,739,500
Brasil Insurance Participacoes e Administracao SA	1,500	1,653,753
First American Financial Corp.	100,000	1,650,000
Genworth Financial, Inc. Class A (a)	500,000	6,730,000
Hanover Insurance Group, Inc.	100,000	4,525,000
Lincoln National Corp.	375,000	11,265,000
RenaissanceRe Holdings Ltd.	160,000	11,038,400
		53,689,153
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	304,900	2,710,561
Radian Group, Inc. (d)	1,742,300	11,865,063
		14,575,624
TOTAL FINANCIALS		363,100,257
HEALTH CARE - 11.4%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	150,000	1,435,500
Amgen, Inc. (a)	180,000	9,621,000
Anacor Pharmaceuticals, Inc. (d)	150,000	1,038,000
BioMarin Pharmaceutical, Inc. (a)	37,500	942,375
Cephalon, Inc. (a)	25,000	1,894,500

	Shares	Value
Gilead Sciences, Inc. (a)	375,000	$ 15,915,000
PDL BioPharma, Inc.	700,000	4,060,000
SIGA Technologies, Inc. (a)(d)	300,000	3,630,000
Vertex Pharmaceuticals, Inc. (a)	25,000	1,198,250
		39,734,625
Health Care Equipment & Supplies - 0.2%
Meridian Bioscience, Inc.	150,000	3,598,500
Health Care Providers & Services - 3.4%
Emeritus Corp. (a)	127,772	3,253,075
Express Scripts, Inc. (a)	150,000	8,341,500
McKesson Corp.	275,000	21,738,750
Medco Health Solutions, Inc. (a)	275,000	15,444,000
Quest Diagnostics, Inc.	100,000	5,772,000
WellPoint, Inc.	125,000	8,723,750
		63,273,075
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	40,000	2,181,293
Life Sciences Tools & Services - 0.1%
Pacific Biosciences of California, Inc. (d)	100,000	1,405,000
Pharmaceuticals - 5.4%
Abbott Laboratories	125,000	6,131,250
Auxilium Pharmaceuticals, Inc. (a)	50,000	1,073,500
Elan Corp. PLC sponsored ADR (a)	400,000	2,752,000
GlaxoSmithKline PLC sponsored ADR	350,000	13,443,500
Johnson & Johnson	400,000	23,700,000
Merck & Co., Inc.	800,000	26,408,000
Pfizer, Inc.	1,250,000	25,387,500
Roche Holding AG (Bearer)	7,500	1,228,089
		100,123,839
TOTAL HEALTH CARE		210,316,332
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	375,000	22,391,250
Lockheed Martin Corp.	50,000	4,020,000
United Technologies Corp.	100,000	8,465,000
		34,876,250
Airlines - 0.2%
Delta Air Lines, Inc. (a)	400,000	3,920,000
Building Products - 1.4%
Lennox International, Inc.	175,000	9,201,500
Masco Corp.	375,000	5,220,000
Owens Corning (a)	225,000	8,097,750
Universal Forest Products, Inc.	69,799	2,558,133
		25,077,383
Commercial Services & Supplies - 0.9%
Covanta Holding Corp.	400,000	6,832,000
EnerNOC, Inc. (a)(d)	100,000	1,911,000
Iron Mountain, Inc.	150,000	4,684,500
Standard Parking Corp. (a)	200,000	3,552,000
		16,979,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	225,000	$ 5,046,750
Electrical Equipment - 0.3%
Alstom SA	75,000	4,433,229
Polypore International, Inc. (a)	25,000	1,439,500
		5,872,729
Machinery - 1.1%
Douglas Dynamics, Inc.	125,000	1,782,500
Ingersoll-Rand Co. Ltd.	275,000	13,285,250
WABCO Holdings, Inc. (a)	100,000	6,164,000
		21,231,750
Professional Services - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	325,000	11,121,500
SFN Group, Inc. (a)	75,000	1,056,750
		12,178,250
Road & Rail - 0.6%
CSX Corp.	75,000	5,895,000
Swift Transporation Co. (d)	325,000	4,777,500
		10,672,500
TOTAL INDUSTRIALS		135,855,112
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,500,000	25,725,000
F5 Networks, Inc. (a)	10,000	1,025,700
Juniper Networks, Inc. (a)	150,000	6,312,000
		33,062,700
Computers & Peripherals - 4.3%
Apple, Inc. (a)	175,000	60,978,750
Hewlett-Packard Co.	450,000	18,436,500
		79,415,250
Electronic Equipment & Components - 2.9%
Coretronic Corp.	2,250,000	3,634,586
Corning, Inc.	2,000,000	41,260,000
Everlight Electronics Co. Ltd.	1,250,000	3,536,813
Fabrinet (a)	250,000	5,040,000
		53,471,399
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	125,000	4,750,000
eBay, Inc. (a)	325,000	10,088,000
Google, Inc. Class A (a)	45,000	26,379,450
SciQuest, Inc.	525,000	7,623,000
		48,840,450
IT Services - 7.2%
Cognizant Technology Solutions Corp. Class A (a)	100,000	8,140,000

	Shares	Value
International Business Machines Corp.	250,000	$ 40,767,500
MasterCard, Inc. Class A	150,000	37,758,000
Paychex, Inc.	650,000	20,384,000
Visa, Inc. Class A	350,000	25,767,000
		132,816,500
Semiconductors & Semiconductor Equipment - 2.7%
Ceva, Inc. (a)	109,300	2,921,589
KLA-Tencor Corp.	125,000	5,921,250
Lam Research Corp. (a)	75,000	4,249,500
National Semiconductor Corp.	200,000	2,868,000
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	9,060,000
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000,000	16,774,711
Texas Instruments, Inc.	250,000	8,640,000
		50,435,050
Software - 2.4%
Autonomy Corp. PLC (a)	700,000	17,836,843
Microsoft Corp.	750,000	19,020,000
Nuance Communications, Inc. (a)	325,000	6,357,000
		43,213,843
TOTAL INFORMATION TECHNOLOGY		441,255,192
MATERIALS - 1.6%
Chemicals - 0.7%
Ecolab, Inc.	250,000	12,755,000
Metals & Mining - 0.9%
Gem Diamonds Ltd. (a)	1,000,000	4,490,080
Nucor Corp.	200,000	9,204,000
United States Steel Corp.	50,000	2,697,000
		16,391,080
TOTAL MATERIALS		29,146,080
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Global Crossing Ltd. (a)	250,000	3,480,000
Wireless Telecommunication Services - 0.4%
China Mobile (Hong Kong) Ltd. sponsored ADR	75,000	3,468,000
Sprint Nextel Corp. (a)	1,000,000	4,640,000
		8,108,000
TOTAL TELECOMMUNICATION SERVICES		11,588,000
UTILITIES - 0.4%
Electric Utilities - 0.2%
Entergy Corp.	50,000	3,360,500
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	200,000	$ 4,308,000
TOTAL UTILITIES		7,668,500
TOTAL COMMON STOCKS (Cost $1,695,199,963)		1,810,928,651
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 1.3%
Porsche Automobil Holding SE	175,000	11,456,094
Volkswagen AG	80,000	12,970,847
		24,426,941
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,412,675)		24,426,941
Money Market Funds - 1.2%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $21,444,670)	21,444,670	$ 21,444,670
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,738,057,308)		1,856,800,262
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,611,816)
NET ASSETS - 100%		$ 1,840,188,446
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,627
Fidelity Securities Lending Cash Central Fund	91,072
Total	$ 120,699
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 7,002,000	$ 1,791,991	$ 973,418	$ -	$ 7,039,500
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 186,216,869	$ 186,216,869	$ -	$ -
Consumer Staples	216,779,904	216,779,904	-	-
Energy	233,429,346	233,429,346	-	-
Financials	363,100,257	363,100,257	-	-
Health Care	210,316,332	210,316,332	-	-
Industrials	135,855,112	135,855,112	-	-
Information Technology	441,255,192	424,480,481	16,774,711	-
Materials	29,146,080	29,146,080	-	-
Telecommunication Services	11,588,000	11,588,000	-	-
Utilities	7,668,500	7,668,500	-	-
Money Market Funds	21,444,670	21,444,670	-	-
Total Investments in Securities:	$ 1,856,800,262	$ 1,840,025,551	$ 16,774,711	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(118,855)
Total Unrealized Gain (Loss)	118,855
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.0%
United Kingdom	3.3%
Taiwan	1.8%
Canada	1.8%
Switzerland	1.5%
Germany	1.4%
Others (Individually Less Than 1%)	4.2%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $584,176,896 of which $42,755,310, $517,419,169 and $24,002,417 will expire in fiscal 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,583,152) - See accompanying schedule: Unaffiliated issuers (cost $1,705,324,280)	$ 1,828,316,092
Fidelity Central Funds (cost $21,444,670)	21,444,670
Other affiliated issuers (cost $11,288,358)	7,039,500
Total Investments (cost $1,738,057,308)		$ 1,856,800,262
Receivable for investments sold		31,386,749
Receivable for fund shares sold		152,864
Dividends receivable		1,837,800
Distributions receivable from Fidelity Central Funds		12,635
Prepaid expenses		2,397
Other receivables		104,227
Total assets		1,890,296,934

Liabilities
Payable to custodian bank	$ 3,680,992
Payable for investments purchased	23,178,367
Payable for fund shares redeemed	839,405
Accrued management fee	651,250
Distribution and service plan fees payable	35,551
Other affiliated payables	160,113
Other payables and accrued expenses	118,140
Collateral on securities loaned, at value	21,444,670
Total liabilities		50,108,488

Net Assets		$ 1,840,188,446
Net Assets consist of:
Paid in capital		$ 2,223,485,173
Undistributed net investment income		4,448,607
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(506,488,042)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		118,742,708
Net Assets		$ 1,840,188,446

Statement of Assets and Liabilities - continued

March 31, 2011 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,599,983,667 ÷ 101,344,657 shares)	$ 15.79

Class A: Net Asset Value and redemption price per share ($124,326,908 ÷ 8,018,939 shares)	$ 15.50

Maximum offering price per share (100/94.25 of $15.50)	$ 16.45
Class T: Net Asset Value and redemption price per share ($14,635,232 ÷ 947,968 shares)	$ 15.44

Maximum offering price per share (100/96.50 of $15.44)	$ 16.00
Class B: Net Asset Value and offering price per share ($1,078,136 ÷ 70,567 shares) A	$ 15.28

Class C: Net Asset Value and offering price per share ($3,450,923 ÷ 225,947 shares) A	$ 15.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,713,580 ÷ 6,008,089 shares)	$ 16.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 13,008,037
Interest		43
Income from Fidelity Central Funds		120,699
Total income		13,128,779

Expenses
Management fee	$ 3,824,126
Transfer agent fees	489,335
Distribution and service plan fees	205,371
Accounting and security lending fees	276,164
Custodian fees and expenses	46,097
Independent trustees' compensation	4,707
Appreciation in deferred trustee compensation account	656
Registration fees	36,387
Audit	42,966
Legal	5,777
Miscellaneous	9,999
Total expenses before reductions	4,941,585
Expense reductions	(79,467)	4,862,118
Net investment income (loss)		8,266,661
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	94,739,134
Other affiliated issuers	70,682
Foreign currency transactions	(157,070)
Total net realized gain (loss)		94,652,746
Change in net unrealized appreciation (depreciation) on: Investment securities	189,181,266
Assets and liabilities in foreign currencies	(2,261)
Total change in net unrealized appreciation (depreciation)		189,179,005
Net gain (loss)		283,831,751
Net increase (decrease) in net assets resulting from operations		$ 292,098,412

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,266,661	$ 19,337,736
Net realized gain (loss)	94,652,746	269,379,837
Change in net unrealized appreciation (depreciation)	189,179,005	(109,174,126)
Net increase (decrease) in net assets resulting from operations	292,098,412	179,543,447
Distributions to shareholders from net investment income	(17,474,520)	(18,699,364)
Distributions to shareholders from net realized gain	(5,265,363)	(699,305)
Total distributions	(22,739,883)	(19,398,669)
Share transactions - net increase (decrease)	(49,282,392)	(394,795,070)
Total increase (decrease) in net assets	220,076,137	(234,650,292)

Net Assets
Beginning of period	1,620,112,309	1,854,762,601
End of period (including undistributed net investment income of $4,448,607 and undistributed net investment income of $13,656,466, respectively)	$ 1,840,188,446	$ 1,620,112,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Income from Investment Operations
Net investment income (loss) E	.07	.15	.13	.20	.15	.13
Net realized and unrealized gain (loss)	2.37	1.21	.29	(5.41)	2.62	1.29
Total from investment operations	2.44	1.36	.42	(5.21)	2.77	1.42
Distributions from net investment income	(.15)	(.14)	(.15)	(.17)	(.15)	(.11)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.20) J	(.14) I	(.15)	(.17)	(.15)	(.11)
Net asset value, end of period	$ 15.79	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82
Total Return B,C,D	18.07%	11.15%	4.04%	(30.13)%	18.83%	10.55%
Ratios to Average Net Assets F,H
Expenses before reductions	.51% A	.51%	.51%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.49%	.49%	.49%
Expenses net of all reductions	.50% A	.50%	.50%	.48%	.48%	.48%
Net investment income (loss)	.97% A	1.20%	1.34%	1.30%	.95%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,599,984	$ 1,458,736	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Income from Investment Operations
Net investment income (loss) F	.04	.10	.08	.13	.08	.06
Net realized and unrealized gain (loss)	2.32	1.19	.30	(5.29)	2.56	1.28
Total from investment operations	2.36	1.29	.38	(5.16)	2.64	1.34
Distributions from net investment income	(.10)	(.09)	(.09)	(.11)	(.10)	(.05)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.14)	(.10)	(.09)	(.11)	(.10)	(.05)
Net asset value, end of period	$ 15.50	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53
Total Return B,C,D,E	17.85%	10.70%	3.59%	(30.42)%	18.25%	10.13%
Ratios to Average Net Assets G,I
Expenses before reductions	.86% A	.88%	.95%	.92%	.91%	.95%
Expenses net of fee waivers, if any	.86% A	.88%	.95%	.92%	.91%	.95%
Expenses net of all reductions	.86% A	.87%	.93%	.91%	.90%	.94%
Net investment income (loss)	.61% A	.82%	.90%	.87%	.52%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,327	$ 110,672	$ 129,758	$ 124,522	$ 182,686	$ 130,332
Portfolio turnover rate H	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Income from Investment Operations
Net investment income (loss) E	.01	.05	.05	.08	.03	.02
Net realized and unrealized gain (loss)	2.31	1.18	.32	(5.26)	2.54	1.27
Total from investment operations	2.32	1.23	.37	(5.18)	2.57	1.29
Distributions from net investment income	(.05)	(.05)	(.02)	(.04)	(.11)	(.08)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.09)	(.06)	(.02)	(.04)	(.11)	(.08)
Net asset value, end of period	$ 15.44	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45
Total Return B,C,D	17.61%	10.25%	3.25%	(30.69)%	17.90%	9.75%
Ratios to Average Net Assets F,H
Expenses before reductions	1.29% A	1.30%	1.33%	1.27%	1.23%	1.25%
Expenses net of fee waivers, if any	1.29% A	1.30%	1.33%	1.27%	1.23%	1.25%
Expenses net of all reductions	1.28% A	1.29%	1.32%	1.26%	1.22%	1.24%
Net investment income (loss)	.19% A	.40%	.52%	.53%	.20%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,635	$ 12,051	$ 11,378	$ 12,444	$ 26,732	$ 12,646
Portfolio turnover rate G	79%A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	- J	- J	(.06)	(.06)
Net realized and unrealized gain (loss)	2.28	1.17	.31	(5.21)	2.54	1.27
Total from investment operations	2.26	1.16	.31	(5.21)	2.48	1.21
Distributions from net investment income	-	(.01)	-	-	(.06)	(.05)
Distributions from net realized gain	(.02)	(.01)	-	-	-	-
Total distributions	(.02)	(.02)	-	-	(.06)	(.05)
Net asset value, end of period	$ 15.28	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38
Total Return B,C,D	17.32%	9.72%	2.67%	(31.01)%	17.26%	9.19%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.80%	1.83%	1.79%	1.81%	1.82%
Expenses net of fee waivers, if any	1.78% A	1.80%	1.83%	1.79%	1.81%	1.82%
Expenses net of all reductions	1.77% A	1.79%	1.81%	1.78%	1.80%	1.81%
Net investment income (loss)	(.30)% A	(.10)%	.02%	-% H	(.37)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,078	$ 1,060	$ 1,072	$ 853	$ 1,356	$ 909
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	- I	- I	(.06)	(.06)
Net realized and unrealized gain (loss)	2.28	1.16	.31	(5.21)	2.54	1.28
Total from investment operations	2.26	1.15	.31	(5.21)	2.48	1.22
Distributions from net investment income	-	(.01)	-	-	(.05)	(.07)
Distributions from net realized gain	(.03)	(.01)	-	-	-	-
Total distributions	(.03)	(.01) J	-	-	(.05)	(.07)
Net asset value, end of period	$ 15.27	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37
Total Return B,C,D	17.32%	9.69%	2.67%	(31.01)%	17.31%	9.20%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.79%	1.82%	1.79%	1.79%	1.84%
Expenses net of fee waivers, if any	1.78% A	1.79%	1.82%	1.79%	1.79%	1.84%
Expenses net of all reductions	1.77% A	1.79%	1.81%	1.78%	1.78%	1.84%
Net investment income (loss)	(.30)% A	(.09)%	.03%	.01%	(.36)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,451	$ 2,853	$ 2,501	$ 2,676	$ 4,897	$ 2,758
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.06	.11	.10	.17	.12	.09
Net realized and unrealized gain (loss)	2.41	1.24	.34	(5.45)	2.67	1.29
Total from investment operations	2.47	1.35	.44	(5.28)	2.79	1.38
Distributions from net investment income	(.15)	(.10)	(.02)	(.13)	-	(.11)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.19)	(.10) H	(.02)	(.13)	-	(.11)
Net asset value, end of period	$ 16.10	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77
Total Return B,C	17.96%	10.81%	3.75%	(30.25)%	18.89%	10.26%
Ratios to Average Net Assets E,G
Expenses before reductions	.74% A	.78%	.79%	.69%	.65%	.77%
Expenses net of fee waivers, if any	.74% A	.78%	.79%	.69%	.65%	.77%
Expenses net of all reductions	.73% A	.77%	.77%	.69%	.64%	.76%
Net investment income (loss)	.73% A	.92%	1.06%	1.10%	.78%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,714	$ 34,740	$ 1,344	$ 5,242	$ 42,212	$ 579,483
Portfolio turnover rate F	79% A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 241,706,598
Gross unrealized depreciation	(137,883,333)
Net unrealized appreciation (depreciation) on securities and other investments	$ 103,823,265

Tax cost	$ 1,752,976,997

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $685,506,109 and $718,757,447, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 150,366	$ 2,816
Class T	.25%	.25%	33,886	288
Class B	.75%	.25%	5,509	4,139
Class C	.75%	.25%	15,610	2,573
			$ 205,371	$ 9,816

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,495
Class T	1,247
Class B*	1,381
Class C*	55
$ 7,178

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 260,667.03
Class A	84,077.14
Class T	21,103.31
Class B	1,682.31
Class C	4,722.30
Institutional Class	117,084.27
	$ 489,335

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $36,281 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,515 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $91,072. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $79,467 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class O	$ 15,800,906	$ 17,708,586
Class A	793,517	926,935
Class T	41,691	51,155
Class B	-	889
Class C	-	1,448
Institutional Class	838,406	10,351
Total	$ 17,474,520	$ 18,699,364
From net realized gain
Class O	$ 4,604,191	$ 641,616
Class A	359,886	50,930
Class T	39,878	4,736
Class B	1,300	444
Class C	5,695	1,034
Institutional Class	254,413	545
Total	$ 5,265,363	$ 699,305

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class O
Shares sold	3,378,536	9,552,630	$ 50,233,787	$ 122,347,240
Reinvestment of distributions	1,202,134	1,247,286	17,731,460	15,553,658
Shares redeemed	(10,901,220)	(41,671,845)	(162,714,517)	(535,108,268)
Net increase (decrease)	(6,320,550)	(30,871,929)	$ (94,749,270)	$ (397,207,370)
Class A
Shares sold	1,099,432	2,753,283	$ 16,031,339	$ 35,143,064
Reinvestment of distributions	74,706	74,066	1,083,206	908,047
Shares redeemed	(1,486,671)	(5,224,869)	(21,707,381)	(66,445,318)
Net increase (decrease)	(312,533)	(2,397,520)	$ (4,592,836)	$ (30,394,207)
Class T
Shares sold	100,961	163,283	$ 1,493,372	$ 2,055,777
Reinvestment of distributions	5,400	4,499	78,078	55,026
Shares redeemed	(70,692)	(200,402)	(1,032,592)	(2,544,126)
Net increase (decrease)	35,669	(32,620)	$ 538,858	$ (433,323)
Class B
Shares sold	4,603	15,874	$ 65,867	$ 199,572
Reinvestment of distributions	83	106	1,194	1,288
Shares redeemed	(15,453)	(24,729)	(224,548)	(310,445)
Net increase (decrease)	(10,767)	(8,749)	$ (157,487)	$ (109,585)
Class C
Shares sold	27,651	66,698	$ 414,542	$ 848,168
Reinvestment of distributions	370	196	5,303	2,376
Shares redeemed	(20,799)	(58,243)	(293,457)	(719,732)
Net increase (decrease)	7,222	8,651	$ 126,388	$ 130,812
Institutional Class
Shares sold	3,444,133	2,435,059	$ 48,797,814	$ 33,604,258
Reinvestment of distributions	72,217	612	1,086,867	7,803
Shares redeemed	(21,804)	(29,007)	(332,726)	(393,458)
Net increase (decrease)	3,494,546	2,406,664	$ 49,551,955	$ 33,218,603

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

DESIO-USAN-0511
1.791867.107

Fidelity Advisor® Diversified Stock Fund -
Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class O	.51%
Actual		$ 1,000.00	$ 1,180.70	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.86%
Actual		$ 1,000.00	$ 1,178.50	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.29%
Actual		$ 1,000.00	$ 1,176.10	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.78%
Actual		$ 1,000.00	$ 1,173.20	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.78%
Actual		$ 1,000.00	$ 1,173.20	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,179.60	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.5	4.5
JPMorgan Chase & Co.	4.0	3.8
Chevron Corp.	3.5	2.5
Apple, Inc.	3.3	3.0
Wells Fargo & Co.	3.1	3.7
Corning, Inc.	2.2	2.6
International Business Machines Corp.	2.2	2.3
MasterCard, Inc. Class A	2.1	2.5
PepsiCo, Inc.	1.9	0.9
The Coca-Cola Co.	1.6	1.6
	28.4
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.0	28.1
Financials	19.7	19.5
Energy	12.7	12.5
Consumer Staples	11.8	6.3
Health Care	11.4	11.1
Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 99.7%		Stocks 97.9%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	14.0%	** Foreign investments	11.9%

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.3%
General Motors Co.	100,000	$ 3,103,000
Porsche Automobil Holding SE rights 4/12/11 (a)	175,000	1,516,488
		4,619,488
Hotels, Restaurants & Leisure - 1.5%
Country Style Cooking Restaurant Chain Co. Ltd. ADR (d)	100,000	1,652,000
Denny's Corp. (a)	1,900,000	7,714,000
McCormick & Schmick's Seafood Restaurants (a)(e)	975,000	7,039,500
Ruth's Hospitality Group, Inc. (a)	1,100,000	5,676,000
Sonic Corp. (a)	225,000	2,036,250
Wendy's/Arby's Group, Inc.	500,000	2,515,000
		26,632,750
Household Durables - 0.5%
KB Home (d)	500,000	6,220,000
NVR, Inc. (a)	5,000	3,780,000
		10,000,000
Media - 3.3%
Comcast Corp. Class A	950,000	23,484,000
The Walt Disney Co.	425,000	18,313,250
Time Warner, Inc.	550,000	19,635,000
		61,432,250
Multiline Retail - 1.2%
Dollar General Corp. (a)	200,000	6,270,000
Target Corp.	300,000	15,003,000
		21,273,000
Specialty Retail - 1.8%
Best Buy Co., Inc.	175,000	5,026,000
Lowe's Companies, Inc.	550,000	14,536,500
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	350,000	4,903,500
Staples, Inc.	400,000	7,768,000
Talbots, Inc. (a)(d)	250,000	1,510,000
		33,744,000
Textiles, Apparel & Luxury Goods - 0.2%
Arezzo Industria E Comercio SA	100,000	1,393,440
Liz Claiborne, Inc. (a)(d)	500,000	2,695,000
		4,088,440
TOTAL CONSUMER DISCRETIONARY		161,789,928
CONSUMER STAPLES - 11.8%
Beverages - 3.5%
PepsiCo, Inc.	550,000	35,425,500
The Coca-Cola Co.	450,000	29,857,500
		65,283,000

	Shares	Value
Food & Staples Retailing - 2.6%
Casey's General Stores, Inc.	73,600	$ 2,870,400
CVS Caremark Corp.	700,000	24,024,000
Drogasil SA	375,000	2,930,818
Wal-Mart Stores, Inc.	350,000	18,217,500
		48,042,718
Food Products - 2.0%
Archer Daniels Midland Co.	250,000	9,002,500
Danone	175,000	11,427,584
The J.M. Smucker Co.	62,500	4,461,875
Unilever NV unit	375,000	11,760,000
		36,651,959
Household Products - 2.7%
Colgate-Palmolive Co.	275,000	22,209,000
Procter & Gamble Co.	350,000	21,560,000
Reckitt Benckiser Group PLC	100,000	5,134,727
		48,903,727
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	200,000	5,750,000
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	150,000	12,148,500
TOTAL CONSUMER STAPLES		216,779,904
ENERGY - 12.7%
Energy Equipment & Services - 1.2%
Noble Corp.	275,000	12,545,500
North American Energy Partners, Inc. (a)	250,000	3,082,502
Weatherford International Ltd. (a)	250,000	5,650,000
		21,278,002
Oil, Gas & Consumable Fuels - 11.5%
Amyris, Inc. (d)	175,000	4,994,500
BPZ Energy, Inc. (a)(d)	175,000	929,250
Chevron Corp.	600,000	64,458,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,866,500
Daylight Energy Ltd. (d)	750,000	8,747,551
Exxon Mobil Corp.	975,000	82,026,754
PetroBakken Energy Ltd. Class A (d)	100,000	1,893,369
Petrobank Energy & Resources Ltd. (a)	150,000	3,169,537
Petrohawk Energy Corp. (a)	500,000	12,270,000
Plains Exploration & Production Co. (a)	150,000	5,434,500
QEP Resources, Inc.	150,000	6,081,000
Royal Dutch Shell PLC Class A sponsored ADR	80,000	5,828,800
Suncor Energy, Inc.	300,000	13,451,583
		212,151,344
TOTAL ENERGY		233,429,346
FINANCIALS - 19.7%
Capital Markets - 2.0%
Ashmore Group PLC	1,000,000	5,314,330
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Bank of New York Mellon Corp.	375,000	$ 11,201,250
KKR & Co. LP	50,000	820,500
Morgan Stanley	700,000	19,124,000
		36,460,080
Commercial Banks - 6.5%
Alliance Financial Corp.	200,000	6,670,000
BB&T Corp.	425,000	11,666,250
Citizens Banking Corp., Michigan (a)	1,000,000	889,900
M&T Bank Corp.	100,000	8,847,000
Marshall & Ilsley Corp.	750,000	5,992,500
PNC Financial Services Group, Inc.	125,000	7,873,750
Regions Financial Corp.	1,000,000	7,260,000
SunTrust Banks, Inc.	150,000	4,326,000
Susquehanna Bancshares, Inc.	500,000	4,675,000
Synovus Financial Corp.	500,000	1,200,000
TCF Financial Corp.	75,000	1,189,500
Webster Financial Corp.	50,000	1,071,500
Wells Fargo & Co.	1,825,000	57,852,500
		119,513,900
Diversified Financial Services - 7.5%
Bank of America Corp.	1,500,000	19,995,000
Citigroup, Inc. (a)	5,000,000	22,100,000
JPMorgan Chase & Co.	1,600,000	73,760,000
KKR Financial Holdings LLC	2,350,000	23,006,500
		138,861,500
Insurance - 2.9%
ACE Ltd.	125,000	8,087,500
Allstate Corp.	275,000	8,739,500
Brasil Insurance Participacoes e Administracao SA	1,500	1,653,753
First American Financial Corp.	100,000	1,650,000
Genworth Financial, Inc. Class A (a)	500,000	6,730,000
Hanover Insurance Group, Inc.	100,000	4,525,000
Lincoln National Corp.	375,000	11,265,000
RenaissanceRe Holdings Ltd.	160,000	11,038,400
		53,689,153
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	304,900	2,710,561
Radian Group, Inc. (d)	1,742,300	11,865,063
		14,575,624
TOTAL FINANCIALS		363,100,257
HEALTH CARE - 11.4%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	150,000	1,435,500
Amgen, Inc. (a)	180,000	9,621,000
Anacor Pharmaceuticals, Inc. (d)	150,000	1,038,000
BioMarin Pharmaceutical, Inc. (a)	37,500	942,375
Cephalon, Inc. (a)	25,000	1,894,500

	Shares	Value
Gilead Sciences, Inc. (a)	375,000	$ 15,915,000
PDL BioPharma, Inc.	700,000	4,060,000
SIGA Technologies, Inc. (a)(d)	300,000	3,630,000
Vertex Pharmaceuticals, Inc. (a)	25,000	1,198,250
		39,734,625
Health Care Equipment & Supplies - 0.2%
Meridian Bioscience, Inc.	150,000	3,598,500
Health Care Providers & Services - 3.4%
Emeritus Corp. (a)	127,772	3,253,075
Express Scripts, Inc. (a)	150,000	8,341,500
McKesson Corp.	275,000	21,738,750
Medco Health Solutions, Inc. (a)	275,000	15,444,000
Quest Diagnostics, Inc.	100,000	5,772,000
WellPoint, Inc.	125,000	8,723,750
		63,273,075
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	40,000	2,181,293
Life Sciences Tools & Services - 0.1%
Pacific Biosciences of California, Inc. (d)	100,000	1,405,000
Pharmaceuticals - 5.4%
Abbott Laboratories	125,000	6,131,250
Auxilium Pharmaceuticals, Inc. (a)	50,000	1,073,500
Elan Corp. PLC sponsored ADR (a)	400,000	2,752,000
GlaxoSmithKline PLC sponsored ADR	350,000	13,443,500
Johnson & Johnson	400,000	23,700,000
Merck & Co., Inc.	800,000	26,408,000
Pfizer, Inc.	1,250,000	25,387,500
Roche Holding AG (Bearer)	7,500	1,228,089
		100,123,839
TOTAL HEALTH CARE		210,316,332
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	375,000	22,391,250
Lockheed Martin Corp.	50,000	4,020,000
United Technologies Corp.	100,000	8,465,000
		34,876,250
Airlines - 0.2%
Delta Air Lines, Inc. (a)	400,000	3,920,000
Building Products - 1.4%
Lennox International, Inc.	175,000	9,201,500
Masco Corp.	375,000	5,220,000
Owens Corning (a)	225,000	8,097,750
Universal Forest Products, Inc.	69,799	2,558,133
		25,077,383
Commercial Services & Supplies - 0.9%
Covanta Holding Corp.	400,000	6,832,000
EnerNOC, Inc. (a)(d)	100,000	1,911,000
Iron Mountain, Inc.	150,000	4,684,500
Standard Parking Corp. (a)	200,000	3,552,000
		16,979,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	225,000	$ 5,046,750
Electrical Equipment - 0.3%
Alstom SA	75,000	4,433,229
Polypore International, Inc. (a)	25,000	1,439,500
		5,872,729
Machinery - 1.1%
Douglas Dynamics, Inc.	125,000	1,782,500
Ingersoll-Rand Co. Ltd.	275,000	13,285,250
WABCO Holdings, Inc. (a)	100,000	6,164,000
		21,231,750
Professional Services - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	325,000	11,121,500
SFN Group, Inc. (a)	75,000	1,056,750
		12,178,250
Road & Rail - 0.6%
CSX Corp.	75,000	5,895,000
Swift Transporation Co. (d)	325,000	4,777,500
		10,672,500
TOTAL INDUSTRIALS		135,855,112
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,500,000	25,725,000
F5 Networks, Inc. (a)	10,000	1,025,700
Juniper Networks, Inc. (a)	150,000	6,312,000
		33,062,700
Computers & Peripherals - 4.3%
Apple, Inc. (a)	175,000	60,978,750
Hewlett-Packard Co.	450,000	18,436,500
		79,415,250
Electronic Equipment & Components - 2.9%
Coretronic Corp.	2,250,000	3,634,586
Corning, Inc.	2,000,000	41,260,000
Everlight Electronics Co. Ltd.	1,250,000	3,536,813
Fabrinet (a)	250,000	5,040,000
		53,471,399
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	125,000	4,750,000
eBay, Inc. (a)	325,000	10,088,000
Google, Inc. Class A (a)	45,000	26,379,450
SciQuest, Inc.	525,000	7,623,000
		48,840,450
IT Services - 7.2%
Cognizant Technology Solutions Corp. Class A (a)	100,000	8,140,000

	Shares	Value
International Business Machines Corp.	250,000	$ 40,767,500
MasterCard, Inc. Class A	150,000	37,758,000
Paychex, Inc.	650,000	20,384,000
Visa, Inc. Class A	350,000	25,767,000
		132,816,500
Semiconductors & Semiconductor Equipment - 2.7%
Ceva, Inc. (a)	109,300	2,921,589
KLA-Tencor Corp.	125,000	5,921,250
Lam Research Corp. (a)	75,000	4,249,500
National Semiconductor Corp.	200,000	2,868,000
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	9,060,000
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000,000	16,774,711
Texas Instruments, Inc.	250,000	8,640,000
		50,435,050
Software - 2.4%
Autonomy Corp. PLC (a)	700,000	17,836,843
Microsoft Corp.	750,000	19,020,000
Nuance Communications, Inc. (a)	325,000	6,357,000
		43,213,843
TOTAL INFORMATION TECHNOLOGY		441,255,192
MATERIALS - 1.6%
Chemicals - 0.7%
Ecolab, Inc.	250,000	12,755,000
Metals & Mining - 0.9%
Gem Diamonds Ltd. (a)	1,000,000	4,490,080
Nucor Corp.	200,000	9,204,000
United States Steel Corp.	50,000	2,697,000
		16,391,080
TOTAL MATERIALS		29,146,080
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Global Crossing Ltd. (a)	250,000	3,480,000
Wireless Telecommunication Services - 0.4%
China Mobile (Hong Kong) Ltd. sponsored ADR	75,000	3,468,000
Sprint Nextel Corp. (a)	1,000,000	4,640,000
		8,108,000
TOTAL TELECOMMUNICATION SERVICES		11,588,000
UTILITIES - 0.4%
Electric Utilities - 0.2%
Entergy Corp.	50,000	3,360,500
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	200,000	$ 4,308,000
TOTAL UTILITIES		7,668,500
TOTAL COMMON STOCKS (Cost $1,695,199,963)		1,810,928,651
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 1.3%
Porsche Automobil Holding SE	175,000	11,456,094
Volkswagen AG	80,000	12,970,847
		24,426,941
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,412,675)		24,426,941
Money Market Funds - 1.2%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $21,444,670)	21,444,670	$ 21,444,670
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,738,057,308)		1,856,800,262
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,611,816)
NET ASSETS - 100%		$ 1,840,188,446
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,627
Fidelity Securities Lending Cash Central Fund	91,072
Total	$ 120,699
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 7,002,000	$ 1,791,991	$ 973,418	$ -	$ 7,039,500
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 186,216,869	$ 186,216,869	$ -	$ -
Consumer Staples	216,779,904	216,779,904	-	-
Energy	233,429,346	233,429,346	-	-
Financials	363,100,257	363,100,257	-	-
Health Care	210,316,332	210,316,332	-	-
Industrials	135,855,112	135,855,112	-	-
Information Technology	441,255,192	424,480,481	16,774,711	-
Materials	29,146,080	29,146,080	-	-
Telecommunication Services	11,588,000	11,588,000	-	-
Utilities	7,668,500	7,668,500	-	-
Money Market Funds	21,444,670	21,444,670	-	-
Total Investments in Securities:	$ 1,856,800,262	$ 1,840,025,551	$ 16,774,711	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(118,855)
Total Unrealized Gain (Loss)	118,855
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.0%
United Kingdom	3.3%
Taiwan	1.8%
Canada	1.8%
Switzerland	1.5%
Germany	1.4%
Others (Individually Less Than 1%)	4.2%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $584,176,896 of which $42,755,310, $517,419,169 and $24,002,417 will expire in fiscal 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,583,152) - See accompanying schedule: Unaffiliated issuers (cost $1,705,324,280)	$ 1,828,316,092
Fidelity Central Funds (cost $21,444,670)	21,444,670
Other affiliated issuers (cost $11,288,358)	7,039,500
Total Investments (cost $1,738,057,308)		$ 1,856,800,262
Receivable for investments sold		31,386,749
Receivable for fund shares sold		152,864
Dividends receivable		1,837,800
Distributions receivable from Fidelity Central Funds		12,635
Prepaid expenses		2,397
Other receivables		104,227
Total assets		1,890,296,934

Liabilities
Payable to custodian bank	$ 3,680,992
Payable for investments purchased	23,178,367
Payable for fund shares redeemed	839,405
Accrued management fee	651,250
Distribution and service plan fees payable	35,551
Other affiliated payables	160,113
Other payables and accrued expenses	118,140
Collateral on securities loaned, at value	21,444,670
Total liabilities		50,108,488

Net Assets		$ 1,840,188,446
Net Assets consist of:
Paid in capital		$ 2,223,485,173
Undistributed net investment income		4,448,607
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(506,488,042)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		118,742,708
Net Assets		$ 1,840,188,446

Statement of Assets and Liabilities - continued

March 31, 2011 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,599,983,667 ÷ 101,344,657 shares)	$ 15.79

Class A: Net Asset Value and redemption price per share ($124,326,908 ÷ 8,018,939 shares)	$ 15.50

Maximum offering price per share (100/94.25 of $15.50)	$ 16.45
Class T: Net Asset Value and redemption price per share ($14,635,232 ÷ 947,968 shares)	$ 15.44

Maximum offering price per share (100/96.50 of $15.44)	$ 16.00
Class B: Net Asset Value and offering price per share ($1,078,136 ÷ 70,567 shares) A	$ 15.28

Class C: Net Asset Value and offering price per share ($3,450,923 ÷ 225,947 shares) A	$ 15.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,713,580 ÷ 6,008,089 shares)	$ 16.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 13,008,037
Interest		43
Income from Fidelity Central Funds		120,699
Total income		13,128,779

Expenses
Management fee	$ 3,824,126
Transfer agent fees	489,335
Distribution and service plan fees	205,371
Accounting and security lending fees	276,164
Custodian fees and expenses	46,097
Independent trustees' compensation	4,707
Appreciation in deferred trustee compensation account	656
Registration fees	36,387
Audit	42,966
Legal	5,777
Miscellaneous	9,999
Total expenses before reductions	4,941,585
Expense reductions	(79,467)	4,862,118
Net investment income (loss)		8,266,661
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	94,739,134
Other affiliated issuers	70,682
Foreign currency transactions	(157,070)
Total net realized gain (loss)		94,652,746
Change in net unrealized appreciation (depreciation) on: Investment securities	189,181,266
Assets and liabilities in foreign currencies	(2,261)
Total change in net unrealized appreciation (depreciation)		189,179,005
Net gain (loss)		283,831,751
Net increase (decrease) in net assets resulting from operations		$ 292,098,412

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,266,661	$ 19,337,736
Net realized gain (loss)	94,652,746	269,379,837
Change in net unrealized appreciation (depreciation)	189,179,005	(109,174,126)
Net increase (decrease) in net assets resulting from operations	292,098,412	179,543,447
Distributions to shareholders from net investment income	(17,474,520)	(18,699,364)
Distributions to shareholders from net realized gain	(5,265,363)	(699,305)
Total distributions	(22,739,883)	(19,398,669)
Share transactions - net increase (decrease)	(49,282,392)	(394,795,070)
Total increase (decrease) in net assets	220,076,137	(234,650,292)

Net Assets
Beginning of period	1,620,112,309	1,854,762,601
End of period (including undistributed net investment income of $4,448,607 and undistributed net investment income of $13,656,466, respectively)	$ 1,840,188,446	$ 1,620,112,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Income from Investment Operations
Net investment income (loss) E	.07	.15	.13	.20	.15	.13
Net realized and unrealized gain (loss)	2.37	1.21	.29	(5.41)	2.62	1.29
Total from investment operations	2.44	1.36	.42	(5.21)	2.77	1.42
Distributions from net investment income	(.15)	(.14)	(.15)	(.17)	(.15)	(.11)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.20) J	(.14) I	(.15)	(.17)	(.15)	(.11)
Net asset value, end of period	$ 15.79	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82
Total Return B,C,D	18.07%	11.15%	4.04%	(30.13)%	18.83%	10.55%
Ratios to Average Net Assets F,H
Expenses before reductions	.51% A	.51%	.51%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.49%	.49%	.49%
Expenses net of all reductions	.50% A	.50%	.50%	.48%	.48%	.48%
Net investment income (loss)	.97% A	1.20%	1.34%	1.30%	.95%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,599,984	$ 1,458,736	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Income from Investment Operations
Net investment income (loss) F	.04	.10	.08	.13	.08	.06
Net realized and unrealized gain (loss)	2.32	1.19	.30	(5.29)	2.56	1.28
Total from investment operations	2.36	1.29	.38	(5.16)	2.64	1.34
Distributions from net investment income	(.10)	(.09)	(.09)	(.11)	(.10)	(.05)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.14)	(.10)	(.09)	(.11)	(.10)	(.05)
Net asset value, end of period	$ 15.50	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53
Total Return B,C,D,E	17.85%	10.70%	3.59%	(30.42)%	18.25%	10.13%
Ratios to Average Net Assets G,I
Expenses before reductions	.86% A	.88%	.95%	.92%	.91%	.95%
Expenses net of fee waivers, if any	.86% A	.88%	.95%	.92%	.91%	.95%
Expenses net of all reductions	.86% A	.87%	.93%	.91%	.90%	.94%
Net investment income (loss)	.61% A	.82%	.90%	.87%	.52%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,327	$ 110,672	$ 129,758	$ 124,522	$ 182,686	$ 130,332
Portfolio turnover rate H	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Income from Investment Operations
Net investment income (loss) E	.01	.05	.05	.08	.03	.02
Net realized and unrealized gain (loss)	2.31	1.18	.32	(5.26)	2.54	1.27
Total from investment operations	2.32	1.23	.37	(5.18)	2.57	1.29
Distributions from net investment income	(.05)	(.05)	(.02)	(.04)	(.11)	(.08)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.09)	(.06)	(.02)	(.04)	(.11)	(.08)
Net asset value, end of period	$ 15.44	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45
Total Return B,C,D	17.61%	10.25%	3.25%	(30.69)%	17.90%	9.75%
Ratios to Average Net Assets F,H
Expenses before reductions	1.29% A	1.30%	1.33%	1.27%	1.23%	1.25%
Expenses net of fee waivers, if any	1.29% A	1.30%	1.33%	1.27%	1.23%	1.25%
Expenses net of all reductions	1.28% A	1.29%	1.32%	1.26%	1.22%	1.24%
Net investment income (loss)	.19% A	.40%	.52%	.53%	.20%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,635	$ 12,051	$ 11,378	$ 12,444	$ 26,732	$ 12,646
Portfolio turnover rate G	79%A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	- J	- J	(.06)	(.06)
Net realized and unrealized gain (loss)	2.28	1.17	.31	(5.21)	2.54	1.27
Total from investment operations	2.26	1.16	.31	(5.21)	2.48	1.21
Distributions from net investment income	-	(.01)	-	-	(.06)	(.05)
Distributions from net realized gain	(.02)	(.01)	-	-	-	-
Total distributions	(.02)	(.02)	-	-	(.06)	(.05)
Net asset value, end of period	$ 15.28	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38
Total Return B,C,D	17.32%	9.72%	2.67%	(31.01)%	17.26%	9.19%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.80%	1.83%	1.79%	1.81%	1.82%
Expenses net of fee waivers, if any	1.78% A	1.80%	1.83%	1.79%	1.81%	1.82%
Expenses net of all reductions	1.77% A	1.79%	1.81%	1.78%	1.80%	1.81%
Net investment income (loss)	(.30)% A	(.10)%	.02%	-% H	(.37)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,078	$ 1,060	$ 1,072	$ 853	$ 1,356	$ 909
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	- I	- I	(.06)	(.06)
Net realized and unrealized gain (loss)	2.28	1.16	.31	(5.21)	2.54	1.28
Total from investment operations	2.26	1.15	.31	(5.21)	2.48	1.22
Distributions from net investment income	-	(.01)	-	-	(.05)	(.07)
Distributions from net realized gain	(.03)	(.01)	-	-	-	-
Total distributions	(.03)	(.01) J	-	-	(.05)	(.07)
Net asset value, end of period	$ 15.27	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37
Total Return B,C,D	17.32%	9.69%	2.67%	(31.01)%	17.31%	9.20%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.79%	1.82%	1.79%	1.79%	1.84%
Expenses net of fee waivers, if any	1.78% A	1.79%	1.82%	1.79%	1.79%	1.84%
Expenses net of all reductions	1.77% A	1.79%	1.81%	1.78%	1.78%	1.84%
Net investment income (loss)	(.30)% A	(.09)%	.03%	.01%	(.36)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,451	$ 2,853	$ 2,501	$ 2,676	$ 4,897	$ 2,758
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.06	.11	.10	.17	.12	.09
Net realized and unrealized gain (loss)	2.41	1.24	.34	(5.45)	2.67	1.29
Total from investment operations	2.47	1.35	.44	(5.28)	2.79	1.38
Distributions from net investment income	(.15)	(.10)	(.02)	(.13)	-	(.11)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.19)	(.10) H	(.02)	(.13)	-	(.11)
Net asset value, end of period	$ 16.10	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77
Total Return B,C	17.96%	10.81%	3.75%	(30.25)%	18.89%	10.26%
Ratios to Average Net Assets E,G
Expenses before reductions	.74% A	.78%	.79%	.69%	.65%	.77%
Expenses net of fee waivers, if any	.74% A	.78%	.79%	.69%	.65%	.77%
Expenses net of all reductions	.73% A	.77%	.77%	.69%	.64%	.76%
Net investment income (loss)	.73% A	.92%	1.06%	1.10%	.78%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,714	$ 34,740	$ 1,344	$ 5,242	$ 42,212	$ 579,483
Portfolio turnover rate F	79% A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 241,706,598
Gross unrealized depreciation	(137,883,333)
Net unrealized appreciation (depreciation) on securities and other investments	$ 103,823,265

Tax cost	$ 1,752,976,997

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $685,506,109 and $718,757,447, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 150,366	$ 2,816
Class T	.25%	.25%	33,886	288
Class B	.75%	.25%	5,509	4,139
Class C	.75%	.25%	15,610	2,573
			$ 205,371	$ 9,816

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,495
Class T	1,247
Class B*	1,381
Class C*	55
$ 7,178

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 260,667.03
Class A	84,077.14
Class T	21,103.31
Class B	1,682.31
Class C	4,722.30
Institutional Class	117,084.27
	$ 489,335

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $36,281 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,515 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $91,072. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $79,467 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class O	$ 15,800,906	$ 17,708,586
Class A	793,517	926,935
Class T	41,691	51,155
Class B	-	889
Class C	-	1,448
Institutional Class	838,406	10,351
Total	$ 17,474,520	$ 18,699,364
From net realized gain
Class O	$ 4,604,191	$ 641,616
Class A	359,886	50,930
Class T	39,878	4,736
Class B	1,300	444
Class C	5,695	1,034
Institutional Class	254,413	545
Total	$ 5,265,363	$ 699,305

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class O
Shares sold	3,378,536	9,552,630	$ 50,233,787	$ 122,347,240
Reinvestment of distributions	1,202,134	1,247,286	17,731,460	15,553,658
Shares redeemed	(10,901,220)	(41,671,845)	(162,714,517)	(535,108,268)
Net increase (decrease)	(6,320,550)	(30,871,929)	$ (94,749,270)	$ (397,207,370)
Class A
Shares sold	1,099,432	2,753,283	$ 16,031,339	$ 35,143,064
Reinvestment of distributions	74,706	74,066	1,083,206	908,047
Shares redeemed	(1,486,671)	(5,224,869)	(21,707,381)	(66,445,318)
Net increase (decrease)	(312,533)	(2,397,520)	$ (4,592,836)	$ (30,394,207)
Class T
Shares sold	100,961	163,283	$ 1,493,372	$ 2,055,777
Reinvestment of distributions	5,400	4,499	78,078	55,026
Shares redeemed	(70,692)	(200,402)	(1,032,592)	(2,544,126)
Net increase (decrease)	35,669	(32,620)	$ 538,858	$ (433,323)
Class B
Shares sold	4,603	15,874	$ 65,867	$ 199,572
Reinvestment of distributions	83	106	1,194	1,288
Shares redeemed	(15,453)	(24,729)	(224,548)	(310,445)
Net increase (decrease)	(10,767)	(8,749)	$ (157,487)	$ (109,585)
Class C
Shares sold	27,651	66,698	$ 414,542	$ 848,168
Reinvestment of distributions	370	196	5,303	2,376
Shares redeemed	(20,799)	(58,243)	(293,457)	(719,732)
Net increase (decrease)	7,222	8,651	$ 126,388	$ 130,812
Institutional Class
Shares sold	3,444,133	2,435,059	$ 48,797,814	$ 33,604,258
Reinvestment of distributions	72,217	612	1,086,867	7,803
Shares redeemed	(21,804)	(29,007)	(332,726)	(393,458)
Net increase (decrease)	3,494,546	2,406,664	$ 49,551,955	$ 33,218,603

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

ADESI-USAN-0511
1.814746.105

Fidelity Advisor® Diversified Stock Fund -
Institutional Class

Semiannual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class O	.51%
Actual		$ 1,000.00	$ 1,180.70	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class A	.86%
Actual		$ 1,000.00	$ 1,178.50	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.29%
Actual		$ 1,000.00	$ 1,176.10	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.78%
Actual		$ 1,000.00	$ 1,173.20	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.78%
Actual		$ 1,000.00	$ 1,173.20	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,179.60	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.5	4.5
JPMorgan Chase & Co.	4.0	3.8
Chevron Corp.	3.5	2.5
Apple, Inc.	3.3	3.0
Wells Fargo & Co.	3.1	3.7
Corning, Inc.	2.2	2.6
International Business Machines Corp.	2.2	2.3
MasterCard, Inc. Class A	2.1	2.5
PepsiCo, Inc.	1.9	0.9
The Coca-Cola Co.	1.6	1.6
	28.4
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.0	28.1
Financials	19.7	19.5
Energy	12.7	12.5
Consumer Staples	11.8	6.3
Health Care	11.4	11.1
Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 99.7%		Stocks 97.9%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	14.0%	** Foreign investments	11.9%

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.3%
General Motors Co.	100,000	$ 3,103,000
Porsche Automobil Holding SE rights 4/12/11 (a)	175,000	1,516,488
		4,619,488
Hotels, Restaurants & Leisure - 1.5%
Country Style Cooking Restaurant Chain Co. Ltd. ADR (d)	100,000	1,652,000
Denny's Corp. (a)	1,900,000	7,714,000
McCormick & Schmick's Seafood Restaurants (a)(e)	975,000	7,039,500
Ruth's Hospitality Group, Inc. (a)	1,100,000	5,676,000
Sonic Corp. (a)	225,000	2,036,250
Wendy's/Arby's Group, Inc.	500,000	2,515,000
		26,632,750
Household Durables - 0.5%
KB Home (d)	500,000	6,220,000
NVR, Inc. (a)	5,000	3,780,000
		10,000,000
Media - 3.3%
Comcast Corp. Class A	950,000	23,484,000
The Walt Disney Co.	425,000	18,313,250
Time Warner, Inc.	550,000	19,635,000
		61,432,250
Multiline Retail - 1.2%
Dollar General Corp. (a)	200,000	6,270,000
Target Corp.	300,000	15,003,000
		21,273,000
Specialty Retail - 1.8%
Best Buy Co., Inc.	175,000	5,026,000
Lowe's Companies, Inc.	550,000	14,536,500
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	350,000	4,903,500
Staples, Inc.	400,000	7,768,000
Talbots, Inc. (a)(d)	250,000	1,510,000
		33,744,000
Textiles, Apparel & Luxury Goods - 0.2%
Arezzo Industria E Comercio SA	100,000	1,393,440
Liz Claiborne, Inc. (a)(d)	500,000	2,695,000
		4,088,440
TOTAL CONSUMER DISCRETIONARY		161,789,928
CONSUMER STAPLES - 11.8%
Beverages - 3.5%
PepsiCo, Inc.	550,000	35,425,500
The Coca-Cola Co.	450,000	29,857,500
		65,283,000

	Shares	Value
Food & Staples Retailing - 2.6%
Casey's General Stores, Inc.	73,600	$ 2,870,400
CVS Caremark Corp.	700,000	24,024,000
Drogasil SA	375,000	2,930,818
Wal-Mart Stores, Inc.	350,000	18,217,500
		48,042,718
Food Products - 2.0%
Archer Daniels Midland Co.	250,000	9,002,500
Danone	175,000	11,427,584
The J.M. Smucker Co.	62,500	4,461,875
Unilever NV unit	375,000	11,760,000
		36,651,959
Household Products - 2.7%
Colgate-Palmolive Co.	275,000	22,209,000
Procter & Gamble Co.	350,000	21,560,000
Reckitt Benckiser Group PLC	100,000	5,134,727
		48,903,727
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	200,000	5,750,000
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	150,000	12,148,500
TOTAL CONSUMER STAPLES		216,779,904
ENERGY - 12.7%
Energy Equipment & Services - 1.2%
Noble Corp.	275,000	12,545,500
North American Energy Partners, Inc. (a)	250,000	3,082,502
Weatherford International Ltd. (a)	250,000	5,650,000
		21,278,002
Oil, Gas & Consumable Fuels - 11.5%
Amyris, Inc. (d)	175,000	4,994,500
BPZ Energy, Inc. (a)(d)	175,000	929,250
Chevron Corp.	600,000	64,458,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,866,500
Daylight Energy Ltd. (d)	750,000	8,747,551
Exxon Mobil Corp.	975,000	82,026,754
PetroBakken Energy Ltd. Class A (d)	100,000	1,893,369
Petrobank Energy & Resources Ltd. (a)	150,000	3,169,537
Petrohawk Energy Corp. (a)	500,000	12,270,000
Plains Exploration & Production Co. (a)	150,000	5,434,500
QEP Resources, Inc.	150,000	6,081,000
Royal Dutch Shell PLC Class A sponsored ADR	80,000	5,828,800
Suncor Energy, Inc.	300,000	13,451,583
		212,151,344
TOTAL ENERGY		233,429,346
FINANCIALS - 19.7%
Capital Markets - 2.0%
Ashmore Group PLC	1,000,000	5,314,330
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Bank of New York Mellon Corp.	375,000	$ 11,201,250
KKR & Co. LP	50,000	820,500
Morgan Stanley	700,000	19,124,000
		36,460,080
Commercial Banks - 6.5%
Alliance Financial Corp.	200,000	6,670,000
BB&T Corp.	425,000	11,666,250
Citizens Banking Corp., Michigan (a)	1,000,000	889,900
M&T Bank Corp.	100,000	8,847,000
Marshall & Ilsley Corp.	750,000	5,992,500
PNC Financial Services Group, Inc.	125,000	7,873,750
Regions Financial Corp.	1,000,000	7,260,000
SunTrust Banks, Inc.	150,000	4,326,000
Susquehanna Bancshares, Inc.	500,000	4,675,000
Synovus Financial Corp.	500,000	1,200,000
TCF Financial Corp.	75,000	1,189,500
Webster Financial Corp.	50,000	1,071,500
Wells Fargo & Co.	1,825,000	57,852,500
		119,513,900
Diversified Financial Services - 7.5%
Bank of America Corp.	1,500,000	19,995,000
Citigroup, Inc. (a)	5,000,000	22,100,000
JPMorgan Chase & Co.	1,600,000	73,760,000
KKR Financial Holdings LLC	2,350,000	23,006,500
		138,861,500
Insurance - 2.9%
ACE Ltd.	125,000	8,087,500
Allstate Corp.	275,000	8,739,500
Brasil Insurance Participacoes e Administracao SA	1,500	1,653,753
First American Financial Corp.	100,000	1,650,000
Genworth Financial, Inc. Class A (a)	500,000	6,730,000
Hanover Insurance Group, Inc.	100,000	4,525,000
Lincoln National Corp.	375,000	11,265,000
RenaissanceRe Holdings Ltd.	160,000	11,038,400
		53,689,153
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	304,900	2,710,561
Radian Group, Inc. (d)	1,742,300	11,865,063
		14,575,624
TOTAL FINANCIALS		363,100,257
HEALTH CARE - 11.4%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	150,000	1,435,500
Amgen, Inc. (a)	180,000	9,621,000
Anacor Pharmaceuticals, Inc. (d)	150,000	1,038,000
BioMarin Pharmaceutical, Inc. (a)	37,500	942,375
Cephalon, Inc. (a)	25,000	1,894,500

	Shares	Value
Gilead Sciences, Inc. (a)	375,000	$ 15,915,000
PDL BioPharma, Inc.	700,000	4,060,000
SIGA Technologies, Inc. (a)(d)	300,000	3,630,000
Vertex Pharmaceuticals, Inc. (a)	25,000	1,198,250
		39,734,625
Health Care Equipment & Supplies - 0.2%
Meridian Bioscience, Inc.	150,000	3,598,500
Health Care Providers & Services - 3.4%
Emeritus Corp. (a)	127,772	3,253,075
Express Scripts, Inc. (a)	150,000	8,341,500
McKesson Corp.	275,000	21,738,750
Medco Health Solutions, Inc. (a)	275,000	15,444,000
Quest Diagnostics, Inc.	100,000	5,772,000
WellPoint, Inc.	125,000	8,723,750
		63,273,075
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	40,000	2,181,293
Life Sciences Tools & Services - 0.1%
Pacific Biosciences of California, Inc. (d)	100,000	1,405,000
Pharmaceuticals - 5.4%
Abbott Laboratories	125,000	6,131,250
Auxilium Pharmaceuticals, Inc. (a)	50,000	1,073,500
Elan Corp. PLC sponsored ADR (a)	400,000	2,752,000
GlaxoSmithKline PLC sponsored ADR	350,000	13,443,500
Johnson & Johnson	400,000	23,700,000
Merck & Co., Inc.	800,000	26,408,000
Pfizer, Inc.	1,250,000	25,387,500
Roche Holding AG (Bearer)	7,500	1,228,089
		100,123,839
TOTAL HEALTH CARE		210,316,332
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	375,000	22,391,250
Lockheed Martin Corp.	50,000	4,020,000
United Technologies Corp.	100,000	8,465,000
		34,876,250
Airlines - 0.2%
Delta Air Lines, Inc. (a)	400,000	3,920,000
Building Products - 1.4%
Lennox International, Inc.	175,000	9,201,500
Masco Corp.	375,000	5,220,000
Owens Corning (a)	225,000	8,097,750
Universal Forest Products, Inc.	69,799	2,558,133
		25,077,383
Commercial Services & Supplies - 0.9%
Covanta Holding Corp.	400,000	6,832,000
EnerNOC, Inc. (a)(d)	100,000	1,911,000
Iron Mountain, Inc.	150,000	4,684,500
Standard Parking Corp. (a)	200,000	3,552,000
		16,979,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	225,000	$ 5,046,750
Electrical Equipment - 0.3%
Alstom SA	75,000	4,433,229
Polypore International, Inc. (a)	25,000	1,439,500
		5,872,729
Machinery - 1.1%
Douglas Dynamics, Inc.	125,000	1,782,500
Ingersoll-Rand Co. Ltd.	275,000	13,285,250
WABCO Holdings, Inc. (a)	100,000	6,164,000
		21,231,750
Professional Services - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	325,000	11,121,500
SFN Group, Inc. (a)	75,000	1,056,750
		12,178,250
Road & Rail - 0.6%
CSX Corp.	75,000	5,895,000
Swift Transporation Co. (d)	325,000	4,777,500
		10,672,500
TOTAL INDUSTRIALS		135,855,112
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,500,000	25,725,000
F5 Networks, Inc. (a)	10,000	1,025,700
Juniper Networks, Inc. (a)	150,000	6,312,000
		33,062,700
Computers & Peripherals - 4.3%
Apple, Inc. (a)	175,000	60,978,750
Hewlett-Packard Co.	450,000	18,436,500
		79,415,250
Electronic Equipment & Components - 2.9%
Coretronic Corp.	2,250,000	3,634,586
Corning, Inc.	2,000,000	41,260,000
Everlight Electronics Co. Ltd.	1,250,000	3,536,813
Fabrinet (a)	250,000	5,040,000
		53,471,399
Internet Software & Services - 2.7%
Akamai Technologies, Inc. (a)	125,000	4,750,000
eBay, Inc. (a)	325,000	10,088,000
Google, Inc. Class A (a)	45,000	26,379,450
SciQuest, Inc.	525,000	7,623,000
		48,840,450
IT Services - 7.2%
Cognizant Technology Solutions Corp. Class A (a)	100,000	8,140,000

	Shares	Value
International Business Machines Corp.	250,000	$ 40,767,500
MasterCard, Inc. Class A	150,000	37,758,000
Paychex, Inc.	650,000	20,384,000
Visa, Inc. Class A	350,000	25,767,000
		132,816,500
Semiconductors & Semiconductor Equipment - 2.7%
Ceva, Inc. (a)	109,300	2,921,589
KLA-Tencor Corp.	125,000	5,921,250
Lam Research Corp. (a)	75,000	4,249,500
National Semiconductor Corp.	200,000	2,868,000
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	9,060,000
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000,000	16,774,711
Texas Instruments, Inc.	250,000	8,640,000
		50,435,050
Software - 2.4%
Autonomy Corp. PLC (a)	700,000	17,836,843
Microsoft Corp.	750,000	19,020,000
Nuance Communications, Inc. (a)	325,000	6,357,000
		43,213,843
TOTAL INFORMATION TECHNOLOGY		441,255,192
MATERIALS - 1.6%
Chemicals - 0.7%
Ecolab, Inc.	250,000	12,755,000
Metals & Mining - 0.9%
Gem Diamonds Ltd. (a)	1,000,000	4,490,080
Nucor Corp.	200,000	9,204,000
United States Steel Corp.	50,000	2,697,000
		16,391,080
TOTAL MATERIALS		29,146,080
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Global Crossing Ltd. (a)	250,000	3,480,000
Wireless Telecommunication Services - 0.4%
China Mobile (Hong Kong) Ltd. sponsored ADR	75,000	3,468,000
Sprint Nextel Corp. (a)	1,000,000	4,640,000
		8,108,000
TOTAL TELECOMMUNICATION SERVICES		11,588,000
UTILITIES - 0.4%
Electric Utilities - 0.2%
Entergy Corp.	50,000	3,360,500
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	200,000	$ 4,308,000
TOTAL UTILITIES		7,668,500
TOTAL COMMON STOCKS (Cost $1,695,199,963)		1,810,928,651
Nonconvertible Preferred Stocks - 1.3%

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 1.3%
Porsche Automobil Holding SE	175,000	11,456,094
Volkswagen AG	80,000	12,970,847
		24,426,941
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,412,675)		24,426,941
Money Market Funds - 1.2%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $21,444,670)	21,444,670	$ 21,444,670
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,738,057,308)		1,856,800,262
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,611,816)
NET ASSETS - 100%		$ 1,840,188,446
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,627
Fidelity Securities Lending Cash Central Fund	91,072
Total	$ 120,699
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 7,002,000	$ 1,791,991	$ 973,418	$ -	$ 7,039,500
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 186,216,869	$ 186,216,869	$ -	$ -
Consumer Staples	216,779,904	216,779,904	-	-
Energy	233,429,346	233,429,346	-	-
Financials	363,100,257	363,100,257	-	-
Health Care	210,316,332	210,316,332	-	-
Industrials	135,855,112	135,855,112	-	-
Information Technology	441,255,192	424,480,481	16,774,711	-
Materials	29,146,080	29,146,080	-	-
Telecommunication Services	11,588,000	11,588,000	-	-
Utilities	7,668,500	7,668,500	-	-
Money Market Funds	21,444,670	21,444,670	-	-
Total Investments in Securities:	$ 1,856,800,262	$ 1,840,025,551	$ 16,774,711	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(118,855)
Total Unrealized Gain (Loss)	118,855
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.0%
United Kingdom	3.3%
Taiwan	1.8%
Canada	1.8%
Switzerland	1.5%
Germany	1.4%
Others (Individually Less Than 1%)	4.2%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $584,176,896 of which $42,755,310, $517,419,169 and $24,002,417 will expire in fiscal 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,583,152) - See accompanying schedule: Unaffiliated issuers (cost $1,705,324,280)	$ 1,828,316,092
Fidelity Central Funds (cost $21,444,670)	21,444,670
Other affiliated issuers (cost $11,288,358)	7,039,500
Total Investments (cost $1,738,057,308)		$ 1,856,800,262
Receivable for investments sold		31,386,749
Receivable for fund shares sold		152,864
Dividends receivable		1,837,800
Distributions receivable from Fidelity Central Funds		12,635
Prepaid expenses		2,397
Other receivables		104,227
Total assets		1,890,296,934

Liabilities
Payable to custodian bank	$ 3,680,992
Payable for investments purchased	23,178,367
Payable for fund shares redeemed	839,405
Accrued management fee	651,250
Distribution and service plan fees payable	35,551
Other affiliated payables	160,113
Other payables and accrued expenses	118,140
Collateral on securities loaned, at value	21,444,670
Total liabilities		50,108,488

Net Assets		$ 1,840,188,446
Net Assets consist of:
Paid in capital		$ 2,223,485,173
Undistributed net investment income		4,448,607
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(506,488,042)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		118,742,708
Net Assets		$ 1,840,188,446

Statement of Assets and Liabilities - continued

March 31, 2011 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($1,599,983,667 ÷ 101,344,657 shares)	$ 15.79

Class A: Net Asset Value and redemption price per share ($124,326,908 ÷ 8,018,939 shares)	$ 15.50

Maximum offering price per share (100/94.25 of $15.50)	$ 16.45
Class T: Net Asset Value and redemption price per share ($14,635,232 ÷ 947,968 shares)	$ 15.44

Maximum offering price per share (100/96.50 of $15.44)	$ 16.00
Class B: Net Asset Value and offering price per share ($1,078,136 ÷ 70,567 shares) A	$ 15.28

Class C: Net Asset Value and offering price per share ($3,450,923 ÷ 225,947 shares) A	$ 15.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($96,713,580 ÷ 6,008,089 shares)	$ 16.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 13,008,037
Interest		43
Income from Fidelity Central Funds		120,699
Total income		13,128,779

Expenses
Management fee	$ 3,824,126
Transfer agent fees	489,335
Distribution and service plan fees	205,371
Accounting and security lending fees	276,164
Custodian fees and expenses	46,097
Independent trustees' compensation	4,707
Appreciation in deferred trustee compensation account	656
Registration fees	36,387
Audit	42,966
Legal	5,777
Miscellaneous	9,999
Total expenses before reductions	4,941,585
Expense reductions	(79,467)	4,862,118
Net investment income (loss)		8,266,661
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	94,739,134
Other affiliated issuers	70,682
Foreign currency transactions	(157,070)
Total net realized gain (loss)		94,652,746
Change in net unrealized appreciation (depreciation) on: Investment securities	189,181,266
Assets and liabilities in foreign currencies	(2,261)
Total change in net unrealized appreciation (depreciation)		189,179,005
Net gain (loss)		283,831,751
Net increase (decrease) in net assets resulting from operations		$ 292,098,412

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,266,661	$ 19,337,736
Net realized gain (loss)	94,652,746	269,379,837
Change in net unrealized appreciation (depreciation)	189,179,005	(109,174,126)
Net increase (decrease) in net assets resulting from operations	292,098,412	179,543,447
Distributions to shareholders from net investment income	(17,474,520)	(18,699,364)
Distributions to shareholders from net realized gain	(5,265,363)	(699,305)
Total distributions	(22,739,883)	(19,398,669)
Share transactions - net increase (decrease)	(49,282,392)	(394,795,070)
Total increase (decrease) in net assets	220,076,137	(234,650,292)

Net Assets
Beginning of period	1,620,112,309	1,854,762,601
End of period (including undistributed net investment income of $4,448,607 and undistributed net investment income of $13,656,466, respectively)	$ 1,840,188,446	$ 1,620,112,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82	$ 13.51
Income from Investment Operations
Net investment income (loss) E	.07	.15	.13	.20	.15	.13
Net realized and unrealized gain (loss)	2.37	1.21	.29	(5.41)	2.62	1.29
Total from investment operations	2.44	1.36	.42	(5.21)	2.77	1.42
Distributions from net investment income	(.15)	(.14)	(.15)	(.17)	(.15)	(.11)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.20) J	(.14) I	(.15)	(.17)	(.15)	(.11)
Net asset value, end of period	$ 15.79	$ 13.55	$ 12.33	$ 12.06	$ 17.44	$ 14.82
Total Return B,C,D	18.07%	11.15%	4.04%	(30.13)%	18.83%	10.55%
Ratios to Average Net Assets F,H
Expenses before reductions	.51% A	.51%	.51%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.49%	.49%	.49%
Expenses net of all reductions	.50% A	.50%	.50%	.48%	.48%	.48%
Net investment income (loss)	.97% A	1.20%	1.34%	1.30%	.95%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,599,984	$ 1,458,736	$ 1,708,710	$ 1,758,888	$ 2,878,127	$ 2,915,932
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.005 per share. J Total distributions of $.20 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.044 per share.

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53	$ 13.24
Income from Investment Operations
Net investment income (loss) F	.04	.10	.08	.13	.08	.06
Net realized and unrealized gain (loss)	2.32	1.19	.30	(5.29)	2.56	1.28
Total from investment operations	2.36	1.29	.38	(5.16)	2.64	1.34
Distributions from net investment income	(.10)	(.09)	(.09)	(.11)	(.10)	(.05)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.14)	(.10)	(.09)	(.11)	(.10)	(.05)
Net asset value, end of period	$ 15.50	$ 13.28	$ 12.09	$ 11.80	$ 17.07	$ 14.53
Total Return B,C,D,E	17.85%	10.70%	3.59%	(30.42)%	18.25%	10.13%
Ratios to Average Net Assets G,I
Expenses before reductions	.86% A	.88%	.95%	.92%	.91%	.95%
Expenses net of fee waivers, if any	.86% A	.88%	.95%	.92%	.91%	.95%
Expenses net of all reductions	.86% A	.87%	.93%	.91%	.90%	.94%
Net investment income (loss)	.61% A	.82%	.90%	.87%	.52%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,327	$ 110,672	$ 129,758	$ 124,522	$ 182,686	$ 130,332
Portfolio turnover rate H	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45	$ 13.24
Income from Investment Operations
Net investment income (loss) E	.01	.05	.05	.08	.03	.02
Net realized and unrealized gain (loss)	2.31	1.18	.32	(5.26)	2.54	1.27
Total from investment operations	2.32	1.23	.37	(5.18)	2.57	1.29
Distributions from net investment income	(.05)	(.05)	(.02)	(.04)	(.11)	(.08)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.09)	(.06)	(.02)	(.04)	(.11)	(.08)
Net asset value, end of period	$ 15.44	$ 13.21	$ 12.04	$ 11.69	$ 16.91	$ 14.45
Total Return B,C,D	17.61%	10.25%	3.25%	(30.69)%	17.90%	9.75%
Ratios to Average Net Assets F,H
Expenses before reductions	1.29% A	1.30%	1.33%	1.27%	1.23%	1.25%
Expenses net of fee waivers, if any	1.29% A	1.30%	1.33%	1.27%	1.23%	1.25%
Expenses net of all reductions	1.28% A	1.29%	1.32%	1.26%	1.22%	1.24%
Net investment income (loss)	.19% A	.40%	.52%	.53%	.20%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,635	$ 12,051	$ 11,378	$ 12,444	$ 26,732	$ 12,646
Portfolio turnover rate G	79%A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38	$ 13.22
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	- J	- J	(.06)	(.06)
Net realized and unrealized gain (loss)	2.28	1.17	.31	(5.21)	2.54	1.27
Total from investment operations	2.26	1.16	.31	(5.21)	2.48	1.21
Distributions from net investment income	-	(.01)	-	-	(.06)	(.05)
Distributions from net realized gain	(.02)	(.01)	-	-	-	-
Total distributions	(.02)	(.02)	-	-	(.06)	(.05)
Net asset value, end of period	$ 15.28	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.38
Total Return B,C,D	17.32%	9.72%	2.67%	(31.01)%	17.26%	9.19%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.80%	1.83%	1.79%	1.81%	1.82%
Expenses net of fee waivers, if any	1.78% A	1.80%	1.83%	1.79%	1.81%	1.82%
Expenses net of all reductions	1.77% A	1.79%	1.81%	1.78%	1.80%	1.81%
Net investment income (loss)	(.30)% A	(.10)%	.02%	-% H	(.37)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,078	$ 1,060	$ 1,072	$ 853	$ 1,356	$ 909
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37	$ 13.22
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	- I	- I	(.06)	(.06)
Net realized and unrealized gain (loss)	2.28	1.16	.31	(5.21)	2.54	1.28
Total from investment operations	2.26	1.15	.31	(5.21)	2.48	1.22
Distributions from net investment income	-	(.01)	-	-	(.05)	(.07)
Distributions from net realized gain	(.03)	(.01)	-	-	-	-
Total distributions	(.03)	(.01) J	-	-	(.05)	(.07)
Net asset value, end of period	$ 15.27	$ 13.04	$ 11.90	$ 11.59	$ 16.80	$ 14.37
Total Return B,C,D	17.32%	9.69%	2.67%	(31.01)%	17.31%	9.20%
Ratios to Average Net Assets F,H
Expenses before reductions	1.78% A	1.79%	1.82%	1.79%	1.79%	1.84%
Expenses net of fee waivers, if any	1.78% A	1.79%	1.82%	1.79%	1.79%	1.84%
Expenses net of all reductions	1.77% A	1.79%	1.81%	1.78%	1.78%	1.84%
Net investment income (loss)	(.30)% A	(.09)%	.03%	.01%	(.36)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,451	$ 2,853	$ 2,501	$ 2,676	$ 4,897	$ 2,758
Portfolio turnover rate G	79% A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.06	.11	.10	.17	.12	.09
Net realized and unrealized gain (loss)	2.41	1.24	.34	(5.45)	2.67	1.29
Total from investment operations	2.47	1.35	.44	(5.28)	2.79	1.38
Distributions from net investment income	(.15)	(.10)	(.02)	(.13)	-	(.11)
Distributions from net realized gain	(.04)	(.01)	-	-	-	-
Total distributions	(.19)	(.10) H	(.02)	(.13)	-	(.11)
Net asset value, end of period	$ 16.10	$ 13.82	$ 12.57	$ 12.15	$ 17.56	$ 14.77
Total Return B,C	17.96%	10.81%	3.75%	(30.25)%	18.89%	10.26%
Ratios to Average Net Assets E,G
Expenses before reductions	.74% A	.78%	.79%	.69%	.65%	.77%
Expenses net of fee waivers, if any	.74% A	.78%	.79%	.69%	.65%	.77%
Expenses net of all reductions	.73% A	.77%	.77%	.69%	.64%	.76%
Net investment income (loss)	.73% A	.92%	1.06%	1.10%	.78%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,714	$ 34,740	$ 1,344	$ 5,242	$ 42,212	$ 579,483
Portfolio turnover rate F	79% A	102%	162%	121%	148%	66%

A Annualized B  Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 241,706,598
Gross unrealized depreciation	(137,883,333)
Net unrealized appreciation (depreciation) on securities and other investments	$ 103,823,265

Tax cost	$ 1,752,976,997

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $685,506,109 and $718,757,447, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 150,366	$ 2,816
Class T	.25%	.25%	33,886	288
Class B	.75%	.25%	5,509	4,139
Class C	.75%	.25%	15,610	2,573
			$ 205,371	$ 9,816

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,495
Class T	1,247
Class B*	1,381
Class C*	55
$ 7,178

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 260,667.03
Class A	84,077.14
Class T	21,103.31
Class B	1,682.31
Class C	4,722.30
Institutional Class	117,084.27
	$ 489,335

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $36,281 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,515 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $91,072. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $79,467 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class O	$ 15,800,906	$ 17,708,586
Class A	793,517	926,935
Class T	41,691	51,155
Class B	-	889
Class C	-	1,448
Institutional Class	838,406	10,351
Total	$ 17,474,520	$ 18,699,364
From net realized gain
Class O	$ 4,604,191	$ 641,616
Class A	359,886	50,930
Class T	39,878	4,736
Class B	1,300	444
Class C	5,695	1,034
Institutional Class	254,413	545
Total	$ 5,265,363	$ 699,305

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class O
Shares sold	3,378,536	9,552,630	$ 50,233,787	$ 122,347,240
Reinvestment of distributions	1,202,134	1,247,286	17,731,460	15,553,658
Shares redeemed	(10,901,220)	(41,671,845)	(162,714,517)	(535,108,268)
Net increase (decrease)	(6,320,550)	(30,871,929)	$ (94,749,270)	$ (397,207,370)
Class A
Shares sold	1,099,432	2,753,283	$ 16,031,339	$ 35,143,064
Reinvestment of distributions	74,706	74,066	1,083,206	908,047
Shares redeemed	(1,486,671)	(5,224,869)	(21,707,381)	(66,445,318)
Net increase (decrease)	(312,533)	(2,397,520)	$ (4,592,836)	$ (30,394,207)
Class T
Shares sold	100,961	163,283	$ 1,493,372	$ 2,055,777
Reinvestment of distributions	5,400	4,499	78,078	55,026
Shares redeemed	(70,692)	(200,402)	(1,032,592)	(2,544,126)
Net increase (decrease)	35,669	(32,620)	$ 538,858	$ (433,323)
Class B
Shares sold	4,603	15,874	$ 65,867	$ 199,572
Reinvestment of distributions	83	106	1,194	1,288
Shares redeemed	(15,453)	(24,729)	(224,548)	(310,445)
Net increase (decrease)	(10,767)	(8,749)	$ (157,487)	$ (109,585)
Class C
Shares sold	27,651	66,698	$ 414,542	$ 848,168
Reinvestment of distributions	370	196	5,303	2,376
Shares redeemed	(20,799)	(58,243)	(293,457)	(719,732)
Net increase (decrease)	7,222	8,651	$ 126,388	$ 130,812
Institutional Class
Shares sold	3,444,133	2,435,059	$ 48,797,814	$ 33,604,258
Reinvestment of distributions	72,217	612	1,086,867	7,803
Shares redeemed	(21,804)	(29,007)	(332,726)	(393,458)
Net increase (decrease)	3,494,546	2,406,664	$ 49,551,955	$ 33,218,603

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan), Inc.
Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

ADESI-I-USAN-0511
1.814752.105

Fidelity® Destiny® Portfolios:
Fidelity Advisor® Capital Development Fund -
Class A

Semiannual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class O	.61%
Actual		$ 1,000.00	$ 1,219.00	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Class A	.97%
Actual		$ 1,000.00	$ 1,216.00	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Class T	1.44%
Actual		$ 1,000.00	$ 1,214.20	$ 7.95
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.24
Class B	1.91%
Actual		$ 1,000.00	$ 1,209.90	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.87%
Actual		$ 1,000.00	$ 1,210.60	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,216.90	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	3.0
ARM Holdings PLC	2.5	1.6
Citigroup, Inc.	2.3	1.2
Chevron Corp.	1.8	1.3
Marathon Oil Corp.	1.5	1.3
Google, Inc. Class A	1.4	0.9
International Business Machines Corp.	1.3	0.0
United Technologies Corp.	1.2	1.0
eBay, Inc.	1.2	0.3
Occidental Petroleum Corp.	1.1	0.9
	17.8
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	17.8
Consumer Discretionary	18.4	16.2
Industrials	14.9	14.7
Energy	14.6	10.9
Financials	9.3	15.6
Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 99.6%		Stocks 100.0%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets† (0.1)%
* Foreign investments	26.4%	** Foreign investments	26.6%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.0%
Lear Corp.	100,000	$ 4,887,000
TRW Automotive Holdings Corp. (a)	450,200	24,797,016
		29,684,016
Automobiles - 0.4%
Bajaj Auto Ltd.	250,000	8,212,201
Porsche Automobil Holding SE rights 4/12/11 (a)	125,000	1,083,206
Tesla Motors, Inc. (a)(d)	100,000	2,770,000
		12,065,407
Distributors - 0.3%
Silver Base Group Holdings Ltd.	6,791,000	5,194,566
Sparkle Roll Group Ltd.	20,000,000	3,136,811
		8,331,377
Diversified Consumer Services - 0.8%
Regis Corp.	500,000	8,870,000
Steiner Leisure Ltd. (a)	96,050	4,443,273
Stewart Enterprises, Inc. Class A	425,300	3,249,292
TAL Education Group ADR (d)	100,000	1,093,000
Xueda Education Group sponsored ADR	612,100	5,851,676
		23,507,241
Hotels, Restaurants & Leisure - 1.7%
Bravo Brio Restaurant Group, Inc.	113,800	2,013,122
Ctrip.com International Ltd. sponsored ADR (a)	136,616	5,668,198
Gourmet Master Co. Ltd.	284,000	2,211,733
Las Vegas Sands Corp. (a)	440,000	18,576,800
McDonald's Corp.	150,000	11,413,500
O'Charleys, Inc. (a)	100,000	597,000
Starwood Hotels & Resorts Worldwide, Inc.	120,000	6,974,400
Tim Hortons, Inc. (Canada)	100,000	4,534,392
		51,989,145
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	65,100	11,726,463
Ocado Group PLC (a)	42,500	155,389
Priceline.com, Inc. (a)	19,600	9,926,224
Start Today Co. Ltd.	1,038,100	16,064,867
		37,872,943
Leisure Equipment & Products - 0.6%
Bauer Performance Sports Ltd. (a)(e)	817,600	6,230,859
Eastman Kodak Co. (a)(d)	419,200	1,354,016
Hasbro, Inc.	258,600	12,112,824
		19,697,699
Media - 2.9%
Kabel Deutschland Holding AG	424,773	22,505,625
Naspers Ltd. Class N	55,000	2,959,371
News Corp. Class A	1,000,000	17,560,000
Omnicom Group, Inc.	100,000	4,906,000
The Walt Disney Co.	450,000	19,390,500

	Shares	Value
Viacom, Inc. Class B (non-vtg.)	254,600	$ 11,843,992
Virgin Media, Inc.	347,566	9,658,859
WPP PLC	250,000	3,079,805
		91,904,152
Multiline Retail - 1.3%
Dollar General Corp. (a)	235,400	7,379,790
Dollar Tree, Inc. (a)	60,000	3,331,200
Dollarama, Inc. (a)	481,000	14,742,003
Maoye International Holdings Ltd.	10,648,000	4,585,761
Marisa Lojas SA	600,000	9,349,218
		39,387,972
Specialty Retail - 3.3%
Ace Hardware Indonesia Tbk PT	1,680,500	492,138
Ascena Retail Group, Inc. (a)	100,000	3,241,000
Belle International Holdings Ltd.	4,960,000	9,092,844
Carphone Warehouse Group PLC (a)	259,000	1,511,810
China ZhengTong Auto Services Holdings Ltd.	504,000	515,106
Express, Inc.	199,400	3,896,276
Guess?, Inc.	200,000	7,870,000
Hengdeli Holdings Ltd.	7,862,000	4,143,959
I.T Ltd.	5,000,000	3,368,215
New York & Co., Inc. (a)	1,238,800	8,683,988
Ross Stores, Inc.	357,485	25,424,333
SuperGroup PLC	218,200	5,101,622
Tiffany & Co., Inc.	100,000	6,144,000
TJX Companies, Inc.	486,500	24,193,645
		103,678,936
Textiles, Apparel & Luxury Goods - 4.3%
Arezzo Industria E Comercio SA	14,000	195,082
Bosideng International Holdings Ltd.	15,000,000	4,454,529
China Xiniya Fashion Ltd. ADR (d)	11,100	56,721
Christian Dior SA	105,000	14,775,164
Coach, Inc.	295,000	15,351,800
Daphne International Holdings Ltd.	3,000,000	2,252,333
Gildan Activewear, Inc.	100,000	3,281,427
Iconix Brand Group, Inc. (a)	288,081	6,187,980
Maidenform Brands, Inc. (a)	200,000	5,714,000
Peak Sport Products Co. Ltd. (d)	3,027,000	2,078,032
Phillips-Van Heusen Corp.	266,900	17,356,507
Polo Ralph Lauren Corp. Class A	129,500	16,012,675
R.G. Barry Corp.	167,882	2,197,575
Steven Madden Ltd. (a)	248,602	11,666,892
Vera Bradley, Inc.	57,443	2,424,669
VF Corp.	124,753	12,291,913
Warnaco Group, Inc. (a)	276,900	15,835,911
Yue Yuen Industrial (Holdings) Ltd.	1,000,000	3,181,806
		135,315,016
TOTAL CONSUMER DISCRETIONARY		553,433,904
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.6%
Beverages - 0.7%
Anheuser-Busch InBev SA NV	160,766	$ 9,162,010
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	1,133
Dr Pepper Snapple Group, Inc.	302,400	11,237,184
United Breweries Ltd.	63,029	679,247
		21,079,574
Food & Staples Retailing - 0.7%
Droga Raia SA	91,000	1,421,309
Drogasil SA	775,200	6,058,587
Fresh Market, Inc.	389,800	14,711,052
		22,190,948
Food Products - 1.8%
BioExx Specialty Proteins Ltd. (a)	2,000,000	3,753,738
Diamond Foods, Inc. (d)	199,300	11,120,940
Fresh Del Monte Produce, Inc.	414,545	10,823,770
Green Mountain Coffee Roasters, Inc. (a)	165,000	10,660,650
Hormel Foods Corp.	100,000	2,784,000
Orion Corp.	10,000	3,597,812
The J.M. Smucker Co.	130,000	9,280,700
TreeHouse Foods, Inc. (a)	101,500	5,772,305
		57,793,915
Personal Products - 1.4%
Herbalife Ltd.	309,130	25,150,817
Nu Skin Enterprises, Inc. Class A	615,500	17,695,625
		42,846,442
TOTAL CONSUMER STAPLES		143,910,879
ENERGY - 14.6%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	198,834	14,600,381
Ensco International Ltd. ADR	50,000	2,892,000
Halliburton Co.	640,000	31,897,600
Nabors Industries Ltd. (a)	505,900	15,369,242
National Oilwell Varco, Inc.	250,000	19,817,500
Rowan Companies, Inc. (a)	150,000	6,627,000
Schlumberger Ltd.	225,000	20,983,500
		112,187,223
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	182,500	14,950,400
Apache Corp.	230,800	30,216,336
Bellatrix Exploration Ltd. (a)	1,600,000	9,305,971
Berry Petroleum Co. Class A	260,000	13,117,000
Chevron Corp.	517,400	55,584,282
Concho Resources, Inc. (a)	110,000	11,803,000
ConocoPhillips	166,600	13,304,676
Crown Point Ventures Ltd. (a)(e)	419,300	959,932
Energy Partners Ltd. (a)	600,000	10,800,000
Exxon Mobil Corp.	146,400	12,316,632
Hess Corp.	100,000	8,521,000

	Shares	Value
Holly Corp.	259,200	$ 15,748,992
Madalena Ventures, Inc. (a)	5,500,000	5,104,672
Marathon Oil Corp.	902,900	48,133,599
Massey Energy Co.	297,000	20,302,920
Noble Energy, Inc.	40,000	3,866,000
Occidental Petroleum Corp.	330,500	34,533,945
Southern Union Co.	351,800	10,068,516
Tesoro Corp. (a)	336,700	9,033,661
Uranium One, Inc.	500,000	1,959,369
Williams Companies, Inc.	400,000	12,472,000
		342,102,903
TOTAL ENERGY		454,290,126
FINANCIALS - 9.3%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	205,100	12,527,508
Ashmore Group PLC	910,200	4,837,104
Evercore Partners, Inc. Class A	80,800	2,770,632
Invesco Ltd.	208,300	5,324,148
Janus Capital Group, Inc.	509,077	6,348,190
		31,807,582
Commercial Banks - 2.2%
HDFC Bank Ltd.	114,785	6,046,813
HDFC Bank Ltd. sponsored ADR	20,000	3,398,800
Huntington Bancshares, Inc.	797,600	5,296,064
Regions Financial Corp.	1,000,000	7,260,000
SunTrust Banks, Inc.	300,000	8,652,000
SVB Financial Group (a)	70,000	3,985,100
Wells Fargo & Co.	1,058,950	33,568,715
		68,207,492
Consumer Finance - 0.2%
Capital One Financial Corp.	100,000	5,196,000
Diversified Financial Services - 2.9%
Bank of America Corp.	450,000	5,998,500
Citigroup, Inc. (a)	16,581,600	73,290,672
JPMorgan Chase & Co.	280,600	12,935,660
		92,224,832
Insurance - 1.6%
Berkshire Hathaway, Inc. Class A (a)	66	8,269,800
Genworth Financial, Inc. Class A (a)	900,000	12,114,000
Lincoln National Corp.	413,400	12,418,536
Manulife Financial Corp. (d)	250,000	4,429,205
Phoenix Group Holdings (Reg. S)	450,000	3,856,337
Platinum Underwriters Holdings Ltd.	98,167	3,739,181
Protective Life Corp.	146,200	3,881,610
		48,708,669
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	639,258	11,135,874
HCP, Inc.	128,000	4,856,320
		15,992,194
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	217,400	$ 5,804,580
DLF Ltd.	1,580,000	9,525,401
Global Logistic Properties Ltd.	1,653,000	2,452,289
Iguatemi Empresa de Shopping Centers SA	344,300	8,414,277
Wharf Holdings Ltd.	200,000	1,379,426
		27,575,973
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,652,845
TOTAL FINANCIALS		291,365,587
HEALTH CARE - 6.4%
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (a)	57,556	5,679,626
AVEO Pharmaceuticals, Inc.	1,300	17,407
AVEO Pharmaceuticals, Inc. (f)	404,600	4,875,835
Dynavax Technologies Corp. (a)	1,935,211	5,341,182
ImmunoGen, Inc. (a)	99,600	903,372
Micromet, Inc. (a)	480,592	2,696,121
ZIOPHARM Oncology, Inc. (a)	472,200	2,951,250
		22,464,793
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	419,800	3,018,362
C. R. Bard, Inc.	135,000	13,406,850
Covidien PLC	280,600	14,574,364
Symmetry Medical, Inc. (a)	250,000	2,450,000
		33,449,576
Health Care Providers & Services - 2.5%
Accretive Health, Inc.	50,000	1,388,000
Hanger Orthopedic Group, Inc. (a)	1,009,450	26,275,984
Humana, Inc. (a)	50,000	3,497,000
McKesson Corp.	216,500	17,114,325
Medco Health Solutions, Inc. (a)	325,600	18,285,696
Quest Diagnostics, Inc.	30,000	1,731,600
UnitedHealth Group, Inc.	200,000	9,040,000
		77,332,605
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	260,000	11,642,800
Illumina, Inc. (a)	100,000	7,007,000
QIAGEN NV (a)	200,000	4,010,000
Thermo Fisher Scientific, Inc. (a)	100,000	5,555,000
		28,214,800
Pharmaceuticals - 1.2%
Hospira, Inc. (a)	54,300	2,997,360
Novartis AG sponsored ADR	60,000	3,261,000

	Shares	Value
PT Kalbe Farma Tbk	10,000,000	$ 3,904,696
Valeant Pharmaceuticals International, Inc. (Canada)	538,090	26,857,333
		37,020,389
TOTAL HEALTH CARE		198,482,163
INDUSTRIALS - 14.9%
Aerospace & Defense - 5.0%
Bombardier, Inc. Class B (sub. vtg.)	1,650,000	12,132,103
Esterline Technologies Corp. (a)	320,500	22,665,760
GeoEye, Inc. (a)	100,000	4,158,000
Goodrich Corp.	127,000	10,862,310
Honeywell International, Inc.	564,567	33,710,296
Precision Castparts Corp.	138,500	20,384,430
Textron, Inc.	489,000	13,393,710
United Technologies Corp.	435,500	36,865,075
		154,171,684
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	100,000	5,014,000
United Parcel Service, Inc. Class B	200,000	14,864,000
		19,878,000
Airlines - 0.4%
Delta Air Lines, Inc. (a)	850,000	8,330,000
United Continental Holdings, Inc. (a)	220,000	5,057,800
		13,387,800
Building Products - 0.4%
Armstrong World Industries, Inc.	100,000	4,627,000
Owens Corning (a)	216,900	7,806,231
		12,433,231
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	180,700	12,838,735
Construction & Engineering - 1.3%
EMCOR Group, Inc. (a)	330,000	10,220,100
Fluor Corp.	175,800	12,949,428
Furmanite Corp. (a)	1,000,000	8,000,000
Jacobs Engineering Group, Inc. (a)	103,500	5,323,005
MYR Group, Inc. (a)	120,000	2,870,400
		39,362,933
Electrical Equipment - 1.0%
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	103,761
Fushi Copperweld, Inc. (a)	403,500	3,236,070
GrafTech International Ltd. (a)	221,900	4,577,797
Polypore International, Inc. (a)	100,000	5,758,000
Regal-Beloit Corp.	235,967	17,421,444
		31,097,072
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	800,000	2,869,009
Machinery - 2.5%
Caterpillar, Inc.	306,400	34,117,640
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Commercial Vehicle Group, Inc. (a)	349,869	$ 6,241,663
Hardinge, Inc.	125,164	1,714,747
Ingersoll-Rand Co. Ltd.	260,000	12,560,600
Jain Irrigation Systems Ltd.	301,378	1,210,383
Pall Corp.	320,000	18,435,200
Parker Hannifin Corp.	50,000	4,734,000
		79,014,233
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	359,100	9,807,021
SFN Group, Inc. (a)	200,000	2,818,000
		12,625,021
Road & Rail - 1.7%
CSX Corp.	283,400	22,275,240
J.B. Hunt Transport Services, Inc.	199,100	9,043,122
Union Pacific Corp.	217,200	21,357,276
		52,675,638
Trading Companies & Distributors - 1.1%
Interline Brands, Inc. (a)	325,008	6,630,163
WESCO International, Inc. (a)	442,500	27,656,250
		34,286,413
TOTAL INDUSTRIALS		464,639,769
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 0.5%
DG FastChannel, Inc. (a)	300,000	9,666,000
F5 Networks, Inc. (a)	25,000	2,564,250
Juniper Networks, Inc. (a)	92,400	3,888,192
		16,118,442
Computers & Peripherals - 3.5%
Apple, Inc. (a)	315,300	109,866,284
Electronic Equipment & Components - 0.8%
Corning, Inc.	600,000	12,378,000
Jabil Circuit, Inc.	184,500	3,769,335
SYNNEX Corp. (a)	197,485	6,463,684
Vishay Precision Group, Inc. (a)	100,000	1,567,000
		24,178,019
Internet Software & Services - 5.8%
Baidu.com, Inc. sponsored ADR (a)	229,300	31,599,833
Demand Media, Inc. (d)	61,300	1,443,615
eBay, Inc. (a)	1,165,903	36,189,629
Equinix, Inc. (a)	105,500	9,611,050
Google, Inc. Class A (a)	74,000	43,379,540
Mail.ru Group Ltd. GDR (a)(e)	258,100	7,730,095
Open Text Corp. (a)	175,300	10,890,040
Rackspace Hosting, Inc. (a)(d)	250,000	10,712,500
Sina Corp. (a)	185,000	19,802,400

	Shares	Value
Support.com, Inc. (a)	900,000	$ 4,671,000
Tencent Holdings Ltd.	234,700	5,717,693
		181,747,395
IT Services - 2.3%
Acxiom Corp. (a)	670,000	9,614,500
Cardtronics, Inc. (a)	240,500	4,894,175
Cognizant Technology Solutions Corp. Class A (a)	85,000	6,919,000
Convergys Corp. (a)	250,000	3,590,000
International Business Machines Corp.	240,100	39,153,107
ServiceSource International, Inc.	67,500	822,150
Unisys Corp. (a)	218,443	6,819,790
		71,812,722
Semiconductors & Semiconductor Equipment - 3.7%
Alpha & Omega Semiconductor Ltd. (a)	200,000	2,538,000
ARM Holdings PLC	3,500,000	32,465,436
ARM Holdings PLC sponsored ADR (d)	1,610,700	45,373,419
Avago Technologies Ltd.	340,000	10,574,000
Dialog Semiconductor PLC (a)(d)	400,000	8,298,736
GT Solar International, Inc. (a)(d)	720,100	7,676,266
Kulicke & Soffa Industries, Inc. (a)	500,000	4,675,000
Micronas Semiconductor Holding AG (a)	500,000	5,149,701
		116,750,558
Software - 4.5%
Autonomy Corp. PLC (a)	785,400	20,012,938
BMC Software, Inc. (a)	247,200	12,295,728
Citrix Systems, Inc. (a)	132,300	9,718,758
CommVault Systems, Inc. (a)	60,000	2,392,800
Longtop Financial Technologies Ltd. ADR (a)	85,101	2,673,873
MICROS Systems, Inc. (a)	300,000	14,829,000
Microsoft Corp.	200,000	5,072,000
Oracle Corp.	750,000	25,027,500
Red Hat, Inc. (a)	100,000	4,539,000
Rovi Corp. (a)	90,000	4,828,500
salesforce.com, Inc. (a)	75,100	10,031,858
Solera Holdings, Inc.	307,000	15,687,700
Taleo Corp. Class A (a)	114,200	4,071,230
Totvs SA	300,000	5,760,573
VMware, Inc. Class A (a)	20,000	1,630,800
		138,572,258
TOTAL INFORMATION TECHNOLOGY		659,045,678
MATERIALS - 8.6%
Chemicals - 2.6%
Agrium, Inc.	130,000	12,002,578
Ashland, Inc.	244,000	14,093,440
Cabot Corp.	230,000	10,646,700
Dow Chemical Co.	109,100	4,118,525
Grasim Industries Ltd.	187	10,737
Huabao International Holdings Ltd.	3,500,000	5,381,431
LyondellBasell Industries NV Class A (a)	148,836	5,886,464
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Neo Material Technologies, Inc. (a)	1,715,600	$ 16,506,701
Westlake Chemical Corp.	193,400	10,869,080
		79,515,656
Containers & Packaging - 0.5%
Boise, Inc. (d)	1,095,000	10,030,200
Lock & Lock Co. Ltd.	197,020	6,872,793
		16,902,993
Metals & Mining - 5.5%
Alcoa, Inc.	200,000	3,530,000
Allied Nevada Gold Corp. (a)	120,000	4,257,600
Amazon Mining Holding PLC (a)	200,000	1,730,432
Barrick Gold Corp.	321,300	16,696,202
Carpenter Technology Corp.	225,300	9,622,563
Coeur d'Alene Mines Corp. (a)	374,129	13,012,207
Compania de Minas Buenaventura SA sponsored ADR	58,000	2,492,260
Compass Minerals International, Inc.	100,000	9,353,000
Endeavour Silver Corp. (a)(e)	1,000,000	9,796,844
Grande Cache Coal Corp. (a)	406,927	4,309,725
IAMGOLD Corp.	400,000	8,815,097
Ivanhoe Mines Ltd. (a)	400,000	10,968,341
Lake Shore Gold Corp. (a)(e)	1,000,000	4,217,799
Mongolian Mining Corp.	2,200,000	2,811,303
Newcrest Mining Ltd.	659,787	27,172,559
Noranda Income Fund Class A priority units (a)	400,000	2,062,494
Sabina Gold & Silver Corp. (a)	1,980,000	11,924,513
SEMAFO, Inc. (a)	200,000	1,916,057
Silver Standard Resources, Inc. (a)(d)	213,300	6,693,355
Silver Wheaton Corp.	213,300	9,264,923
United States Steel Corp. (d)	219,000	11,812,860
		172,460,134
TOTAL MATERIALS		268,878,783
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AboveNet, Inc.	100,000	6,486,000
AT&T, Inc.	100,000	3,060,000
Hawaiian Telcom Holdco, Inc. (a)	500,000	13,125,000
Qwest Communications International, Inc.	2,353,000	16,070,990
Verizon Communications, Inc.	82,600	3,183,404
		41,925,394
Wireless Telecommunication Services - 0.3%
SOFTBANK CORP.	242,000	9,660,795
TOTAL TELECOMMUNICATION SERVICES		51,586,189
TOTAL COMMON STOCKS (Cost $2,428,338,870)		3,085,633,078
Preferred Stocks - 0.8%
	Shares	Value
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Merrimack Pharmaceuticals, Inc. (a)(f)	611,538	$ 4,280,766
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE	125,000	8,182,925
Volkswagen AG	63,300	10,263,183
		18,446,108
TOTAL PREFERRED STOCKS (Cost $23,025,998)		22,726,874
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.16% (b)	246	246
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	81,717,325	81,717,325
TOTAL MONEY MARKET FUNDS (Cost $81,717,571)		81,717,571
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,533,082,439)		3,190,077,523
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(73,941,543)
NET ASSETS - 100%		$ 3,116,135,980
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,935,529 or 0.9% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,156,601 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 5,462,100
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,894
Fidelity Securities Lending Cash Central Fund	385,573
Total	$ 396,467
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 571,880,012	$ 568,800,207	$ 3,079,805	$ -
Consumer Staples	143,910,879	134,748,869	9,162,010	-
Energy	454,290,126	454,290,126	-	-
Financials	291,365,587	281,462,437	9,903,150	-
Health Care	202,762,929	193,606,328	4,875,835	4,280,766
Industrials	464,639,769	464,536,008	103,761	-
Information Technology	659,045,678	626,580,242	32,465,436	-
Materials	268,878,783	268,868,046	10,737	-
Telecommunication Services	51,586,189	51,586,189	-	-
Money Market Funds	81,717,571	81,717,571	-	-
Total Investments in Securities:	$ 3,190,077,523	$ 3,126,196,023	$ 59,600,734	$ 4,280,766
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,862,600
Total Realized Gain (Loss)	(480,079)
Total Unrealized Gain (Loss)	73,400
Cost of Purchases	4,280,766
Proceeds of Sales	(2,455,921)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,280,766
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.6%
Canada	7.1%
United Kingdom	3.9%
Cayman Islands	3.1%
China	1.6%
Germany	1.3%
India	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	7.4%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $1,046,788,322 of which $652,766,370 and $394,021,952 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,134,643) - See accompanying schedule: Unaffiliated issuers (cost $2,451,364,868)	$ 3,108,359,952
Fidelity Central Funds (cost $81,717,571)	81,717,571
Total Investments (cost $2,533,082,439)		$ 3,190,077,523
Cash		676
Receivable for investments sold		19,024,841
Receivable for fund shares sold		665,081
Dividends receivable		1,548,821
Distributions receivable from Fidelity Central Funds		17,140
Prepaid expenses		4,279
Other receivables		1,238,990
Total assets		3,212,577,351

Liabilities
Payable for investments purchased	$ 8,950,537
Payable for fund shares redeemed	2,350,186
Accrued management fee	1,420,797
Distribution and service plan fees payable	74,845
Notes payable to affiliates	1,550,429
Other affiliated payables	205,367
Other payables and accrued expenses	171,885
Collateral on securities loaned, at value	81,717,325
Total liabilities		96,441,371

Net Assets		$ 3,116,135,980
Net Assets consist of:
Paid in capital		$ 3,268,819,346
Distributions in excess of net investment income		(7,079)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(809,675,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		656,999,652
Net Assets		$ 3,116,135,980

Statement of Assets and Liabilities - continued

March 31, 2011 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,756,659,384 ÷ 239,306,336 shares)	$ 11.52

Class A: Net Asset Value and redemption price per share ($356,675,424 ÷ 31,721,739 shares)	$ 11.24

Maximum offering price per share (100/94.25 of $11.24)	$ 11.93
Class T: Net Asset Value and redemption price per share ($1,052,832 ÷ 94,782 shares)	$ 11.11

Maximum offering price per share (100/96.50 of $11.11)	$ 11.51
Class B: Net Asset Value and offering price per share ($396,735 ÷ 36,217 shares)A	$ 10.95

Class C: Net Asset Value and offering price per share ($1,172,809 ÷ 107,375 shares)A	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($178,796 ÷ 15,437 shares)	$ 11.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 12,896,745
Interest		11,795
Income from Fidelity Central Funds		396,467
Total income		13,305,007

Expenses
Management fee	$ 8,431,486
Transfer agent fees	253,827
Distribution and service plan fees	438,336
Accounting and security lending fees	449,766
Custodian fees and expenses	115,450
Independent trustees' compensation	8,011
Appreciation in deferred trustee compensation account	303
Registration fees	31,677
Audit	43,511
Legal	9,333
Interest	10,247
Miscellaneous	17,681
Total expenses before reductions	9,809,628
Expense reductions	(271,506)	9,538,122
Net investment income (loss)		3,766,885
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	266,036,077
Foreign currency transactions	(1,422,551)
Total net realized gain (loss)		264,613,526
Change in net unrealized appreciation (depreciation) on: Investment securities	323,988,446
Assets and liabilities in foreign currencies	37,572
Total change in net unrealized appreciation (depreciation)		324,026,018
Net gain (loss)		588,639,544
Net increase (decrease) in net assets resulting from operations		$ 592,406,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,766,885	$ 12,419,057
Net realized gain (loss)	264,613,526	361,628,383
Change in net unrealized appreciation (depreciation)	324,026,018	(27,823,248)
Net increase (decrease) in net assets resulting from operations	592,406,429	346,224,192
Distributions to shareholders from net investment income	(13,403,890)	(26,780,437)
Distributions to shareholders from net realized gain	(1,434,576)	(1,958,207)
Total distributions	(14,838,466)	(28,738,644)
Share transactions - net increase (decrease)	(288,565,267)	(1,151,405,238)
Total increase (decrease) in net assets	289,002,696	(833,919,690)

Net Assets
Beginning of period	2,827,133,284	3,661,052,974
End of period (including distributions in excess of net investment income of $7,079 and undistributed net investment income of $9,629,926, respectively)	$ 3,116,135,980	$ 2,827,133,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Income from Investment Operations
Net investment income (loss) E	.02	.04	.09	.08	.12	.14
Net realized and unrealized gain (loss)	2.06	.93	(.95)	(2.86)	2.25	1.18
Total from investment operations	2.08	.97	(.86)	(2.78)	2.37	1.32
Distributions from net investment income	(.05)	(.07)	(.09)	(.11)	(.14)	(.13)
Distributions from net realized gain	(.01)	(.01)	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.06)	(.08)	(.10)J	(2.02)I	(.91)	(.32)
Net asset value, end of period	$ 11.52	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91
Total Return B,C,D	21.90%	11.31%	(8.77)%	(22.45)%	19.44%	11.25%
Ratios to Average Net Assets F,H
Expenses before reductions	.61% A	.61%	.61%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.61%A	.61%	.61%	.59%	.60%	.61%
Expenses net of all reductions	.59%A	.60%	.60%	.58%	.59%	.57%
Net investment income (loss)	.29%A	.44%	1.33%	.64%	.90%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,756,659	$ 2,509,669	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751
Portfolio turnover rate G	117%A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Income from Investment Operations
Net investment income (loss) F	- J	.01	.06	.03	.07	.08
Net realized and unrealized gain (loss)	2.00	.90	(.93)	(2.78)	2.19	1.16
Total from investment operations	2.00	.91	(.87)	(2.75)	2.26	1.24
Distributions from net investment income	(.01)	(.04)	(.05)	(.06)	(.09)	(.07)
Distributions from net realized gain	(.01)	(.01)	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.02)	(.04) M	(.06) L	(1.97) K	(.86)	(.26)
Net asset value, end of period	$ 11.24	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64
Total Return B,C,D,E	21.60%	10.94%	(9.18)%	(22.73)%	18.90%	10.81%
Ratios to Average Net Assets G,I
Expenses before reductions	.97% A	.98%	1.02%	.99%	.99%	1.06%
Expenses net of fee waivers, if any	.97% A	.98%	1.02%	.99%	.99%	1.06%
Expenses net of all reductions	.95% A	.97%	1.01%	.97%	.98%	1.02%
Net investment income (loss)	(.07)% A	.07%	.92%	.25%	.51%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356,675	$ 315,290	$ 380,175	$ 379,162	$ 471,593	$ 372,010
Portfolio turnover rate H	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.97 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. M Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	.03	(.02)	.01	.04
Net realized and unrealized gain (loss)	1.99	.90	(.93)	(2.76)	2.19	1.14
Total from investment operations	1.96	.86	(.90)	(2.78)	2.20	1.18
Distributions from net investment income	-	-	(.03)	(.01)	(.09)	(.08)
Distributions from net realized gain	-	-	(.01)	(1.91)	(.77)	(.19)
Total distributions	-	-	(.03) J	(1.91) I	(.86)	(.27)
Net asset value, end of period	$ 11.11	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57
Total Return B,C,D	21.42%	10.37%	(9.65)%	(23.06)%	18.49%	10.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.44% A	1.47%	1.48%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.47%	1.48%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.42% A	1.46%	1.47%	1.40%	1.42%	1.39%
Net investment income (loss)	(.54)% A	(.43)%	.47%	(.18)%	.07%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053	$ 760	$ 978	$ 1,013	$ 1,063	$ 434
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	- J	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss)	1.95	.90	(.92)	(2.74)	2.18	1.15
Total from investment operations	1.90	.82	(.92)	(2.82)	2.13	1.12
Distributions from net investment income	-	-	-	-	(.04)	(.06)
Distributions from net realized gain	-	-	-	(1.86)	(.77)	(.19)
Total distributions	-	-	-	(1.86) K	(.81)	(.25)
Net asset value, end of period	$ 10.95	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51
Total Return B,C,D	20.99%	9.96%	(10.05)%	(23.45)%	17.92%	9.74%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.92%	1.94%	1.90%	1.91%	1.95%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.94%	1.90%	1.91%	1.95%
Expenses net of all reductions	1.89% A	1.91%	1.93%	1.88%	1.90%	1.91%
Net investment income (loss)	(1.01)% A	(.88)%	-% H	(.66)%	(.41)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 397	$ 368	$ 384	$ 399	$ 466	$ 284
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	- I	(.08)	(.05)	(.01)
Net realized and unrealized gain (loss)	1.95	.88	(.92)	(2.73)	2.18	1.15
Total from investment operations	1.90	.81	(.92)	(2.81)	2.13	1.14
Distributions from net investment income	-	-	(.02)	-	(.04)	(.06)
Distributions from net realized gain	-	-	(.01)	(1.88)	(.77)	(.19)
Total distributions	-	-	(.03) K	(1.88) J	(.81)	(.25)
Net asset value, end of period	$ 10.92	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53
Total Return B,C,D	21.06%	9.87%	(10.00)%	(23.39)%	17.87%	9.89%
Ratios to Average Net Assets F,H
Expenses before reductions	1.87% A	1.90%	1.93%	1.90%	1.91%	1.86%
Expenses net of fee waivers, if any	1.87% A	1.90%	1.93%	1.90%	1.91%	1.86%
Expenses net of all reductions	1.85% A	1.89%	1.92%	1.89%	1.90%	1.82%
Net investment income (loss)	(.97)% A	(.85)%	.01%	(.66)%	(.41)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,173	$ 904	$ 1,042	$ 522	$ 458	$ 229
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Income from Investment Operations
Net investment income (loss) D	- H	.02	.08	.06	.11	.12
Net realized and unrealized gain (loss)	2.07	.93	(.96)	(2.84)	2.23	1.17
Total from investment operations	2.07	.95	(.88)	(2.78)	2.34	1.29
Distributions from net investment income	(.02)	-	(.07)	(.09)	(.14)	(.11)
Distributions from net realized gain	(.01)	-	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.03)	-	(.08) J	(2.00) I	(.91)	(.30)
Net asset value, end of period	$ 11.58	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90
Total Return B,C	21.69%	11.06%	(8.99)%	(22.48)%	19.20%	11.04%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.87%	.81%	.74%	.74%	.78%
Expenses net of fee waivers, if any	.86% A	.87%	.81%	.74%	.74%	.78%
Expenses net of all reductions	.84% A	.87%	.79%	.73%	.69%	.74%
Net investment income (loss)	.04% A	.17%	1.14%	.50%	.80%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179	$ 144	$ 83	$ 1,720	$ 2,422	$ 114
Portfolio turnover rate F	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 708,820,606
Gross unrealized depreciation	(63,303,563)
Net unrealized appreciation (depreciation) on securities and other investments	$ 645,517,043

Tax cost	$ 2,544,560,480

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,755,121,312 and $2,060,693,111, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 429,203	$ 7,902
Class T	.25%	.25%	2,196	52
Class B	.75%	.25%	1,902	1,433
Class C	.75%	.25%	5,035	558
			$ 438,336	$ 9,945

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,191
Class T	178
Class B*	767
Class C*	77
$ 2,213

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 55,555	.00**
Class A	194,668.11
Class T	1,496.34
Class B	578.30
Class C	1,354.27
Institutional Class	176.26
	$ 253,827

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57,388 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,042,477.45%		$ 8,578

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,779 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $385,573. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,242,750. The weighted average interest rate was .69%. The interest expense amounted to $1,669 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $271,506 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class O	$ 12,938,752	$ 25,105,317
Class A	464,876	1,675,120
Institutional Class	262	-
Total	$ 13,403,890	$ 26,780,437
From net realized gain
Class O	$ 1,268,485	$ 1,743,448
Class A	166,031	214,759
Institutional Class	60	-
Total	$ 1,434,576	$ 1,958,207

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class O
Shares sold	11,289,880	41,289,302	$ 118,997,056	$ 373,895,608
Reinvestment of distributions	1,164,605	2,773,030	12,367,984	24,264,054
Shares redeemed	(37,286,911)	(160,706,664)	(395,705,604)	(1,449,719,075)
Net increase (decrease)	(24,832,426)	(116,644,332)	$ (264,340,564)	$ (1,051,559,413)
Class A
Shares sold	3,290,221	11,028,541	$ 34,029,215	$ 97,288,817
Reinvestment of distributions	40,475	194,226	420,133	1,660,628
Shares redeemed	(5,661,115)	(22,480,213)	(58,854,376)	(198,261,888)
Net increase (decrease)	(2,330,419)	(11,257,446)	$ (24,405,028)	$ (99,312,443)
Class T
Shares sold	23,099	16,924	$ 246,378	$ 148,983
Shares redeemed	(11,303)	(51,916)	(115,150)	(452,162)
Net increase (decrease)	11,796	(34,992)	$ 131,228	$ (303,179)
Class B
Shares sold	2,109	8,327	$ 22,727	$ 72,776
Shares redeemed	(6,555)	(14,340)	(65,473)	(124,006)
Net increase (decrease)	(4,446)	(6,013)	$ (42,746)	$ (51,230)
Class C
Shares sold	24,770	8,316	$ 255,988	$ 73,022
Shares redeemed	(17,587)	(35,106)	(172,184)	(301,614)
Net increase (decrease)	7,183	(26,790)	$ 83,804	$ (228,592)
Institutional Class
Shares sold	8,733	7,602	$ 91,968	$ 70,191
Reinvestment of distributions	29	-	312	-
Shares redeemed	(8,387)	(2,193)	(84,241)	(20,572)
Net increase (decrease)	375	5,409	$ 8,039	$ 49,619

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

DESIIN-USAN-0511
1.791870.107

Fidelity® Destiny® Portfolios:
Fidelity Advisor® Capital Development Fund -
Class O

Semiannual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class O	.61%
Actual		$ 1,000.00	$ 1,219.00	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Class A	.97%
Actual		$ 1,000.00	$ 1,216.00	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Class T	1.44%
Actual		$ 1,000.00	$ 1,214.20	$ 7.95
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.24
Class B	1.91%
Actual		$ 1,000.00	$ 1,209.90	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.87%
Actual		$ 1,000.00	$ 1,210.60	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,216.90	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	3.0
ARM Holdings PLC	2.5	1.6
Citigroup, Inc.	2.3	1.2
Chevron Corp.	1.8	1.3
Marathon Oil Corp.	1.5	1.3
Google, Inc. Class A	1.4	0.9
International Business Machines Corp.	1.3	0.0
United Technologies Corp.	1.2	1.0
eBay, Inc.	1.2	0.3
Occidental Petroleum Corp.	1.1	0.9
	17.8
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	17.8
Consumer Discretionary	18.4	16.2
Industrials	14.9	14.7
Energy	14.6	10.9
Financials	9.3	15.6
Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 99.6%		Stocks 100.0%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets† (0.1)%
* Foreign investments	26.4%	** Foreign investments	26.6%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.0%
Lear Corp.	100,000	$ 4,887,000
TRW Automotive Holdings Corp. (a)	450,200	24,797,016
		29,684,016
Automobiles - 0.4%
Bajaj Auto Ltd.	250,000	8,212,201
Porsche Automobil Holding SE rights 4/12/11 (a)	125,000	1,083,206
Tesla Motors, Inc. (a)(d)	100,000	2,770,000
		12,065,407
Distributors - 0.3%
Silver Base Group Holdings Ltd.	6,791,000	5,194,566
Sparkle Roll Group Ltd.	20,000,000	3,136,811
		8,331,377
Diversified Consumer Services - 0.8%
Regis Corp.	500,000	8,870,000
Steiner Leisure Ltd. (a)	96,050	4,443,273
Stewart Enterprises, Inc. Class A	425,300	3,249,292
TAL Education Group ADR (d)	100,000	1,093,000
Xueda Education Group sponsored ADR	612,100	5,851,676
		23,507,241
Hotels, Restaurants & Leisure - 1.7%
Bravo Brio Restaurant Group, Inc.	113,800	2,013,122
Ctrip.com International Ltd. sponsored ADR (a)	136,616	5,668,198
Gourmet Master Co. Ltd.	284,000	2,211,733
Las Vegas Sands Corp. (a)	440,000	18,576,800
McDonald's Corp.	150,000	11,413,500
O'Charleys, Inc. (a)	100,000	597,000
Starwood Hotels & Resorts Worldwide, Inc.	120,000	6,974,400
Tim Hortons, Inc. (Canada)	100,000	4,534,392
		51,989,145
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	65,100	11,726,463
Ocado Group PLC (a)	42,500	155,389
Priceline.com, Inc. (a)	19,600	9,926,224
Start Today Co. Ltd.	1,038,100	16,064,867
		37,872,943
Leisure Equipment & Products - 0.6%
Bauer Performance Sports Ltd. (a)(e)	817,600	6,230,859
Eastman Kodak Co. (a)(d)	419,200	1,354,016
Hasbro, Inc.	258,600	12,112,824
		19,697,699
Media - 2.9%
Kabel Deutschland Holding AG	424,773	22,505,625
Naspers Ltd. Class N	55,000	2,959,371
News Corp. Class A	1,000,000	17,560,000
Omnicom Group, Inc.	100,000	4,906,000
The Walt Disney Co.	450,000	19,390,500

	Shares	Value
Viacom, Inc. Class B (non-vtg.)	254,600	$ 11,843,992
Virgin Media, Inc.	347,566	9,658,859
WPP PLC	250,000	3,079,805
		91,904,152
Multiline Retail - 1.3%
Dollar General Corp. (a)	235,400	7,379,790
Dollar Tree, Inc. (a)	60,000	3,331,200
Dollarama, Inc. (a)	481,000	14,742,003
Maoye International Holdings Ltd.	10,648,000	4,585,761
Marisa Lojas SA	600,000	9,349,218
		39,387,972
Specialty Retail - 3.3%
Ace Hardware Indonesia Tbk PT	1,680,500	492,138
Ascena Retail Group, Inc. (a)	100,000	3,241,000
Belle International Holdings Ltd.	4,960,000	9,092,844
Carphone Warehouse Group PLC (a)	259,000	1,511,810
China ZhengTong Auto Services Holdings Ltd.	504,000	515,106
Express, Inc.	199,400	3,896,276
Guess?, Inc.	200,000	7,870,000
Hengdeli Holdings Ltd.	7,862,000	4,143,959
I.T Ltd.	5,000,000	3,368,215
New York & Co., Inc. (a)	1,238,800	8,683,988
Ross Stores, Inc.	357,485	25,424,333
SuperGroup PLC	218,200	5,101,622
Tiffany & Co., Inc.	100,000	6,144,000
TJX Companies, Inc.	486,500	24,193,645
		103,678,936
Textiles, Apparel & Luxury Goods - 4.3%
Arezzo Industria E Comercio SA	14,000	195,082
Bosideng International Holdings Ltd.	15,000,000	4,454,529
China Xiniya Fashion Ltd. ADR (d)	11,100	56,721
Christian Dior SA	105,000	14,775,164
Coach, Inc.	295,000	15,351,800
Daphne International Holdings Ltd.	3,000,000	2,252,333
Gildan Activewear, Inc.	100,000	3,281,427
Iconix Brand Group, Inc. (a)	288,081	6,187,980
Maidenform Brands, Inc. (a)	200,000	5,714,000
Peak Sport Products Co. Ltd. (d)	3,027,000	2,078,032
Phillips-Van Heusen Corp.	266,900	17,356,507
Polo Ralph Lauren Corp. Class A	129,500	16,012,675
R.G. Barry Corp.	167,882	2,197,575
Steven Madden Ltd. (a)	248,602	11,666,892
Vera Bradley, Inc.	57,443	2,424,669
VF Corp.	124,753	12,291,913
Warnaco Group, Inc. (a)	276,900	15,835,911
Yue Yuen Industrial (Holdings) Ltd.	1,000,000	3,181,806
		135,315,016
TOTAL CONSUMER DISCRETIONARY		553,433,904
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.6%
Beverages - 0.7%
Anheuser-Busch InBev SA NV	160,766	$ 9,162,010
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	1,133
Dr Pepper Snapple Group, Inc.	302,400	11,237,184
United Breweries Ltd.	63,029	679,247
		21,079,574
Food & Staples Retailing - 0.7%
Droga Raia SA	91,000	1,421,309
Drogasil SA	775,200	6,058,587
Fresh Market, Inc.	389,800	14,711,052
		22,190,948
Food Products - 1.8%
BioExx Specialty Proteins Ltd. (a)	2,000,000	3,753,738
Diamond Foods, Inc. (d)	199,300	11,120,940
Fresh Del Monte Produce, Inc.	414,545	10,823,770
Green Mountain Coffee Roasters, Inc. (a)	165,000	10,660,650
Hormel Foods Corp.	100,000	2,784,000
Orion Corp.	10,000	3,597,812
The J.M. Smucker Co.	130,000	9,280,700
TreeHouse Foods, Inc. (a)	101,500	5,772,305
		57,793,915
Personal Products - 1.4%
Herbalife Ltd.	309,130	25,150,817
Nu Skin Enterprises, Inc. Class A	615,500	17,695,625
		42,846,442
TOTAL CONSUMER STAPLES		143,910,879
ENERGY - 14.6%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	198,834	14,600,381
Ensco International Ltd. ADR	50,000	2,892,000
Halliburton Co.	640,000	31,897,600
Nabors Industries Ltd. (a)	505,900	15,369,242
National Oilwell Varco, Inc.	250,000	19,817,500
Rowan Companies, Inc. (a)	150,000	6,627,000
Schlumberger Ltd.	225,000	20,983,500
		112,187,223
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	182,500	14,950,400
Apache Corp.	230,800	30,216,336
Bellatrix Exploration Ltd. (a)	1,600,000	9,305,971
Berry Petroleum Co. Class A	260,000	13,117,000
Chevron Corp.	517,400	55,584,282
Concho Resources, Inc. (a)	110,000	11,803,000
ConocoPhillips	166,600	13,304,676
Crown Point Ventures Ltd. (a)(e)	419,300	959,932
Energy Partners Ltd. (a)	600,000	10,800,000
Exxon Mobil Corp.	146,400	12,316,632
Hess Corp.	100,000	8,521,000

	Shares	Value
Holly Corp.	259,200	$ 15,748,992
Madalena Ventures, Inc. (a)	5,500,000	5,104,672
Marathon Oil Corp.	902,900	48,133,599
Massey Energy Co.	297,000	20,302,920
Noble Energy, Inc.	40,000	3,866,000
Occidental Petroleum Corp.	330,500	34,533,945
Southern Union Co.	351,800	10,068,516
Tesoro Corp. (a)	336,700	9,033,661
Uranium One, Inc.	500,000	1,959,369
Williams Companies, Inc.	400,000	12,472,000
		342,102,903
TOTAL ENERGY		454,290,126
FINANCIALS - 9.3%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	205,100	12,527,508
Ashmore Group PLC	910,200	4,837,104
Evercore Partners, Inc. Class A	80,800	2,770,632
Invesco Ltd.	208,300	5,324,148
Janus Capital Group, Inc.	509,077	6,348,190
		31,807,582
Commercial Banks - 2.2%
HDFC Bank Ltd.	114,785	6,046,813
HDFC Bank Ltd. sponsored ADR	20,000	3,398,800
Huntington Bancshares, Inc.	797,600	5,296,064
Regions Financial Corp.	1,000,000	7,260,000
SunTrust Banks, Inc.	300,000	8,652,000
SVB Financial Group (a)	70,000	3,985,100
Wells Fargo & Co.	1,058,950	33,568,715
		68,207,492
Consumer Finance - 0.2%
Capital One Financial Corp.	100,000	5,196,000
Diversified Financial Services - 2.9%
Bank of America Corp.	450,000	5,998,500
Citigroup, Inc. (a)	16,581,600	73,290,672
JPMorgan Chase & Co.	280,600	12,935,660
		92,224,832
Insurance - 1.6%
Berkshire Hathaway, Inc. Class A (a)	66	8,269,800
Genworth Financial, Inc. Class A (a)	900,000	12,114,000
Lincoln National Corp.	413,400	12,418,536
Manulife Financial Corp. (d)	250,000	4,429,205
Phoenix Group Holdings (Reg. S)	450,000	3,856,337
Platinum Underwriters Holdings Ltd.	98,167	3,739,181
Protective Life Corp.	146,200	3,881,610
		48,708,669
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	639,258	11,135,874
HCP, Inc.	128,000	4,856,320
		15,992,194
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	217,400	$ 5,804,580
DLF Ltd.	1,580,000	9,525,401
Global Logistic Properties Ltd.	1,653,000	2,452,289
Iguatemi Empresa de Shopping Centers SA	344,300	8,414,277
Wharf Holdings Ltd.	200,000	1,379,426
		27,575,973
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,652,845
TOTAL FINANCIALS		291,365,587
HEALTH CARE - 6.4%
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (a)	57,556	5,679,626
AVEO Pharmaceuticals, Inc.	1,300	17,407
AVEO Pharmaceuticals, Inc. (f)	404,600	4,875,835
Dynavax Technologies Corp. (a)	1,935,211	5,341,182
ImmunoGen, Inc. (a)	99,600	903,372
Micromet, Inc. (a)	480,592	2,696,121
ZIOPHARM Oncology, Inc. (a)	472,200	2,951,250
		22,464,793
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	419,800	3,018,362
C. R. Bard, Inc.	135,000	13,406,850
Covidien PLC	280,600	14,574,364
Symmetry Medical, Inc. (a)	250,000	2,450,000
		33,449,576
Health Care Providers & Services - 2.5%
Accretive Health, Inc.	50,000	1,388,000
Hanger Orthopedic Group, Inc. (a)	1,009,450	26,275,984
Humana, Inc. (a)	50,000	3,497,000
McKesson Corp.	216,500	17,114,325
Medco Health Solutions, Inc. (a)	325,600	18,285,696
Quest Diagnostics, Inc.	30,000	1,731,600
UnitedHealth Group, Inc.	200,000	9,040,000
		77,332,605
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	260,000	11,642,800
Illumina, Inc. (a)	100,000	7,007,000
QIAGEN NV (a)	200,000	4,010,000
Thermo Fisher Scientific, Inc. (a)	100,000	5,555,000
		28,214,800
Pharmaceuticals - 1.2%
Hospira, Inc. (a)	54,300	2,997,360
Novartis AG sponsored ADR	60,000	3,261,000

	Shares	Value
PT Kalbe Farma Tbk	10,000,000	$ 3,904,696
Valeant Pharmaceuticals International, Inc. (Canada)	538,090	26,857,333
		37,020,389
TOTAL HEALTH CARE		198,482,163
INDUSTRIALS - 14.9%
Aerospace & Defense - 5.0%
Bombardier, Inc. Class B (sub. vtg.)	1,650,000	12,132,103
Esterline Technologies Corp. (a)	320,500	22,665,760
GeoEye, Inc. (a)	100,000	4,158,000
Goodrich Corp.	127,000	10,862,310
Honeywell International, Inc.	564,567	33,710,296
Precision Castparts Corp.	138,500	20,384,430
Textron, Inc.	489,000	13,393,710
United Technologies Corp.	435,500	36,865,075
		154,171,684
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	100,000	5,014,000
United Parcel Service, Inc. Class B	200,000	14,864,000
		19,878,000
Airlines - 0.4%
Delta Air Lines, Inc. (a)	850,000	8,330,000
United Continental Holdings, Inc. (a)	220,000	5,057,800
		13,387,800
Building Products - 0.4%
Armstrong World Industries, Inc.	100,000	4,627,000
Owens Corning (a)	216,900	7,806,231
		12,433,231
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	180,700	12,838,735
Construction & Engineering - 1.3%
EMCOR Group, Inc. (a)	330,000	10,220,100
Fluor Corp.	175,800	12,949,428
Furmanite Corp. (a)	1,000,000	8,000,000
Jacobs Engineering Group, Inc. (a)	103,500	5,323,005
MYR Group, Inc. (a)	120,000	2,870,400
		39,362,933
Electrical Equipment - 1.0%
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	103,761
Fushi Copperweld, Inc. (a)	403,500	3,236,070
GrafTech International Ltd. (a)	221,900	4,577,797
Polypore International, Inc. (a)	100,000	5,758,000
Regal-Beloit Corp.	235,967	17,421,444
		31,097,072
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	800,000	2,869,009
Machinery - 2.5%
Caterpillar, Inc.	306,400	34,117,640
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Commercial Vehicle Group, Inc. (a)	349,869	$ 6,241,663
Hardinge, Inc.	125,164	1,714,747
Ingersoll-Rand Co. Ltd.	260,000	12,560,600
Jain Irrigation Systems Ltd.	301,378	1,210,383
Pall Corp.	320,000	18,435,200
Parker Hannifin Corp.	50,000	4,734,000
		79,014,233
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	359,100	9,807,021
SFN Group, Inc. (a)	200,000	2,818,000
		12,625,021
Road & Rail - 1.7%
CSX Corp.	283,400	22,275,240
J.B. Hunt Transport Services, Inc.	199,100	9,043,122
Union Pacific Corp.	217,200	21,357,276
		52,675,638
Trading Companies & Distributors - 1.1%
Interline Brands, Inc. (a)	325,008	6,630,163
WESCO International, Inc. (a)	442,500	27,656,250
		34,286,413
TOTAL INDUSTRIALS		464,639,769
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 0.5%
DG FastChannel, Inc. (a)	300,000	9,666,000
F5 Networks, Inc. (a)	25,000	2,564,250
Juniper Networks, Inc. (a)	92,400	3,888,192
		16,118,442
Computers & Peripherals - 3.5%
Apple, Inc. (a)	315,300	109,866,284
Electronic Equipment & Components - 0.8%
Corning, Inc.	600,000	12,378,000
Jabil Circuit, Inc.	184,500	3,769,335
SYNNEX Corp. (a)	197,485	6,463,684
Vishay Precision Group, Inc. (a)	100,000	1,567,000
		24,178,019
Internet Software & Services - 5.8%
Baidu.com, Inc. sponsored ADR (a)	229,300	31,599,833
Demand Media, Inc. (d)	61,300	1,443,615
eBay, Inc. (a)	1,165,903	36,189,629
Equinix, Inc. (a)	105,500	9,611,050
Google, Inc. Class A (a)	74,000	43,379,540
Mail.ru Group Ltd. GDR (a)(e)	258,100	7,730,095
Open Text Corp. (a)	175,300	10,890,040
Rackspace Hosting, Inc. (a)(d)	250,000	10,712,500
Sina Corp. (a)	185,000	19,802,400

	Shares	Value
Support.com, Inc. (a)	900,000	$ 4,671,000
Tencent Holdings Ltd.	234,700	5,717,693
		181,747,395
IT Services - 2.3%
Acxiom Corp. (a)	670,000	9,614,500
Cardtronics, Inc. (a)	240,500	4,894,175
Cognizant Technology Solutions Corp. Class A (a)	85,000	6,919,000
Convergys Corp. (a)	250,000	3,590,000
International Business Machines Corp.	240,100	39,153,107
ServiceSource International, Inc.	67,500	822,150
Unisys Corp. (a)	218,443	6,819,790
		71,812,722
Semiconductors & Semiconductor Equipment - 3.7%
Alpha & Omega Semiconductor Ltd. (a)	200,000	2,538,000
ARM Holdings PLC	3,500,000	32,465,436
ARM Holdings PLC sponsored ADR (d)	1,610,700	45,373,419
Avago Technologies Ltd.	340,000	10,574,000
Dialog Semiconductor PLC (a)(d)	400,000	8,298,736
GT Solar International, Inc. (a)(d)	720,100	7,676,266
Kulicke & Soffa Industries, Inc. (a)	500,000	4,675,000
Micronas Semiconductor Holding AG (a)	500,000	5,149,701
		116,750,558
Software - 4.5%
Autonomy Corp. PLC (a)	785,400	20,012,938
BMC Software, Inc. (a)	247,200	12,295,728
Citrix Systems, Inc. (a)	132,300	9,718,758
CommVault Systems, Inc. (a)	60,000	2,392,800
Longtop Financial Technologies Ltd. ADR (a)	85,101	2,673,873
MICROS Systems, Inc. (a)	300,000	14,829,000
Microsoft Corp.	200,000	5,072,000
Oracle Corp.	750,000	25,027,500
Red Hat, Inc. (a)	100,000	4,539,000
Rovi Corp. (a)	90,000	4,828,500
salesforce.com, Inc. (a)	75,100	10,031,858
Solera Holdings, Inc.	307,000	15,687,700
Taleo Corp. Class A (a)	114,200	4,071,230
Totvs SA	300,000	5,760,573
VMware, Inc. Class A (a)	20,000	1,630,800
		138,572,258
TOTAL INFORMATION TECHNOLOGY		659,045,678
MATERIALS - 8.6%
Chemicals - 2.6%
Agrium, Inc.	130,000	12,002,578
Ashland, Inc.	244,000	14,093,440
Cabot Corp.	230,000	10,646,700
Dow Chemical Co.	109,100	4,118,525
Grasim Industries Ltd.	187	10,737
Huabao International Holdings Ltd.	3,500,000	5,381,431
LyondellBasell Industries NV Class A (a)	148,836	5,886,464
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Neo Material Technologies, Inc. (a)	1,715,600	$ 16,506,701
Westlake Chemical Corp.	193,400	10,869,080
		79,515,656
Containers & Packaging - 0.5%
Boise, Inc. (d)	1,095,000	10,030,200
Lock & Lock Co. Ltd.	197,020	6,872,793
		16,902,993
Metals & Mining - 5.5%
Alcoa, Inc.	200,000	3,530,000
Allied Nevada Gold Corp. (a)	120,000	4,257,600
Amazon Mining Holding PLC (a)	200,000	1,730,432
Barrick Gold Corp.	321,300	16,696,202
Carpenter Technology Corp.	225,300	9,622,563
Coeur d'Alene Mines Corp. (a)	374,129	13,012,207
Compania de Minas Buenaventura SA sponsored ADR	58,000	2,492,260
Compass Minerals International, Inc.	100,000	9,353,000
Endeavour Silver Corp. (a)(e)	1,000,000	9,796,844
Grande Cache Coal Corp. (a)	406,927	4,309,725
IAMGOLD Corp.	400,000	8,815,097
Ivanhoe Mines Ltd. (a)	400,000	10,968,341
Lake Shore Gold Corp. (a)(e)	1,000,000	4,217,799
Mongolian Mining Corp.	2,200,000	2,811,303
Newcrest Mining Ltd.	659,787	27,172,559
Noranda Income Fund Class A priority units (a)	400,000	2,062,494
Sabina Gold & Silver Corp. (a)	1,980,000	11,924,513
SEMAFO, Inc. (a)	200,000	1,916,057
Silver Standard Resources, Inc. (a)(d)	213,300	6,693,355
Silver Wheaton Corp.	213,300	9,264,923
United States Steel Corp. (d)	219,000	11,812,860
		172,460,134
TOTAL MATERIALS		268,878,783
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AboveNet, Inc.	100,000	6,486,000
AT&T, Inc.	100,000	3,060,000
Hawaiian Telcom Holdco, Inc. (a)	500,000	13,125,000
Qwest Communications International, Inc.	2,353,000	16,070,990
Verizon Communications, Inc.	82,600	3,183,404
		41,925,394
Wireless Telecommunication Services - 0.3%
SOFTBANK CORP.	242,000	9,660,795
TOTAL TELECOMMUNICATION SERVICES		51,586,189
TOTAL COMMON STOCKS (Cost $2,428,338,870)		3,085,633,078
Preferred Stocks - 0.8%
	Shares	Value
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Merrimack Pharmaceuticals, Inc. (a)(f)	611,538	$ 4,280,766
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE	125,000	8,182,925
Volkswagen AG	63,300	10,263,183
		18,446,108
TOTAL PREFERRED STOCKS (Cost $23,025,998)		22,726,874
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.16% (b)	246	246
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	81,717,325	81,717,325
TOTAL MONEY MARKET FUNDS (Cost $81,717,571)		81,717,571
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,533,082,439)		3,190,077,523
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(73,941,543)
NET ASSETS - 100%		$ 3,116,135,980
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,935,529 or 0.9% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,156,601 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 5,462,100
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,894
Fidelity Securities Lending Cash Central Fund	385,573
Total	$ 396,467
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 571,880,012	$ 568,800,207	$ 3,079,805	$ -
Consumer Staples	143,910,879	134,748,869	9,162,010	-
Energy	454,290,126	454,290,126	-	-
Financials	291,365,587	281,462,437	9,903,150	-
Health Care	202,762,929	193,606,328	4,875,835	4,280,766
Industrials	464,639,769	464,536,008	103,761	-
Information Technology	659,045,678	626,580,242	32,465,436	-
Materials	268,878,783	268,868,046	10,737	-
Telecommunication Services	51,586,189	51,586,189	-	-
Money Market Funds	81,717,571	81,717,571	-	-
Total Investments in Securities:	$ 3,190,077,523	$ 3,126,196,023	$ 59,600,734	$ 4,280,766
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,862,600
Total Realized Gain (Loss)	(480,079)
Total Unrealized Gain (Loss)	73,400
Cost of Purchases	4,280,766
Proceeds of Sales	(2,455,921)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,280,766
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.6%
Canada	7.1%
United Kingdom	3.9%
Cayman Islands	3.1%
China	1.6%
Germany	1.3%
India	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	7.4%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $1,046,788,322 of which $652,766,370 and $394,021,952 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,134,643) - See accompanying schedule: Unaffiliated issuers (cost $2,451,364,868)	$ 3,108,359,952
Fidelity Central Funds (cost $81,717,571)	81,717,571
Total Investments (cost $2,533,082,439)		$ 3,190,077,523
Cash		676
Receivable for investments sold		19,024,841
Receivable for fund shares sold		665,081
Dividends receivable		1,548,821
Distributions receivable from Fidelity Central Funds		17,140
Prepaid expenses		4,279
Other receivables		1,238,990
Total assets		3,212,577,351

Liabilities
Payable for investments purchased	$ 8,950,537
Payable for fund shares redeemed	2,350,186
Accrued management fee	1,420,797
Distribution and service plan fees payable	74,845
Notes payable to affiliates	1,550,429
Other affiliated payables	205,367
Other payables and accrued expenses	171,885
Collateral on securities loaned, at value	81,717,325
Total liabilities		96,441,371

Net Assets		$ 3,116,135,980
Net Assets consist of:
Paid in capital		$ 3,268,819,346
Distributions in excess of net investment income		(7,079)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(809,675,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		656,999,652
Net Assets		$ 3,116,135,980

Statement of Assets and Liabilities - continued

March 31, 2011 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,756,659,384 ÷ 239,306,336 shares)	$ 11.52

Class A: Net Asset Value and redemption price per share ($356,675,424 ÷ 31,721,739 shares)	$ 11.24

Maximum offering price per share (100/94.25 of $11.24)	$ 11.93
Class T: Net Asset Value and redemption price per share ($1,052,832 ÷ 94,782 shares)	$ 11.11

Maximum offering price per share (100/96.50 of $11.11)	$ 11.51
Class B: Net Asset Value and offering price per share ($396,735 ÷ 36,217 shares)A	$ 10.95

Class C: Net Asset Value and offering price per share ($1,172,809 ÷ 107,375 shares)A	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($178,796 ÷ 15,437 shares)	$ 11.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 12,896,745
Interest		11,795
Income from Fidelity Central Funds		396,467
Total income		13,305,007

Expenses
Management fee	$ 8,431,486
Transfer agent fees	253,827
Distribution and service plan fees	438,336
Accounting and security lending fees	449,766
Custodian fees and expenses	115,450
Independent trustees' compensation	8,011
Appreciation in deferred trustee compensation account	303
Registration fees	31,677
Audit	43,511
Legal	9,333
Interest	10,247
Miscellaneous	17,681
Total expenses before reductions	9,809,628
Expense reductions	(271,506)	9,538,122
Net investment income (loss)		3,766,885
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	266,036,077
Foreign currency transactions	(1,422,551)
Total net realized gain (loss)		264,613,526
Change in net unrealized appreciation (depreciation) on: Investment securities	323,988,446
Assets and liabilities in foreign currencies	37,572
Total change in net unrealized appreciation (depreciation)		324,026,018
Net gain (loss)		588,639,544
Net increase (decrease) in net assets resulting from operations		$ 592,406,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,766,885	$ 12,419,057
Net realized gain (loss)	264,613,526	361,628,383
Change in net unrealized appreciation (depreciation)	324,026,018	(27,823,248)
Net increase (decrease) in net assets resulting from operations	592,406,429	346,224,192
Distributions to shareholders from net investment income	(13,403,890)	(26,780,437)
Distributions to shareholders from net realized gain	(1,434,576)	(1,958,207)
Total distributions	(14,838,466)	(28,738,644)
Share transactions - net increase (decrease)	(288,565,267)	(1,151,405,238)
Total increase (decrease) in net assets	289,002,696	(833,919,690)

Net Assets
Beginning of period	2,827,133,284	3,661,052,974
End of period (including distributions in excess of net investment income of $7,079 and undistributed net investment income of $9,629,926, respectively)	$ 3,116,135,980	$ 2,827,133,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Income from Investment Operations
Net investment income (loss) E	.02	.04	.09	.08	.12	.14
Net realized and unrealized gain (loss)	2.06	.93	(.95)	(2.86)	2.25	1.18
Total from investment operations	2.08	.97	(.86)	(2.78)	2.37	1.32
Distributions from net investment income	(.05)	(.07)	(.09)	(.11)	(.14)	(.13)
Distributions from net realized gain	(.01)	(.01)	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.06)	(.08)	(.10)J	(2.02)I	(.91)	(.32)
Net asset value, end of period	$ 11.52	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91
Total Return B,C,D	21.90%	11.31%	(8.77)%	(22.45)%	19.44%	11.25%
Ratios to Average Net Assets F,H
Expenses before reductions	.61% A	.61%	.61%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.61%A	.61%	.61%	.59%	.60%	.61%
Expenses net of all reductions	.59%A	.60%	.60%	.58%	.59%	.57%
Net investment income (loss)	.29%A	.44%	1.33%	.64%	.90%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,756,659	$ 2,509,669	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751
Portfolio turnover rate G	117%A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Income from Investment Operations
Net investment income (loss) F	- J	.01	.06	.03	.07	.08
Net realized and unrealized gain (loss)	2.00	.90	(.93)	(2.78)	2.19	1.16
Total from investment operations	2.00	.91	(.87)	(2.75)	2.26	1.24
Distributions from net investment income	(.01)	(.04)	(.05)	(.06)	(.09)	(.07)
Distributions from net realized gain	(.01)	(.01)	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.02)	(.04) M	(.06) L	(1.97) K	(.86)	(.26)
Net asset value, end of period	$ 11.24	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64
Total Return B,C,D,E	21.60%	10.94%	(9.18)%	(22.73)%	18.90%	10.81%
Ratios to Average Net Assets G,I
Expenses before reductions	.97% A	.98%	1.02%	.99%	.99%	1.06%
Expenses net of fee waivers, if any	.97% A	.98%	1.02%	.99%	.99%	1.06%
Expenses net of all reductions	.95% A	.97%	1.01%	.97%	.98%	1.02%
Net investment income (loss)	(.07)% A	.07%	.92%	.25%	.51%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356,675	$ 315,290	$ 380,175	$ 379,162	$ 471,593	$ 372,010
Portfolio turnover rate H	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.97 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. M Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	.03	(.02)	.01	.04
Net realized and unrealized gain (loss)	1.99	.90	(.93)	(2.76)	2.19	1.14
Total from investment operations	1.96	.86	(.90)	(2.78)	2.20	1.18
Distributions from net investment income	-	-	(.03)	(.01)	(.09)	(.08)
Distributions from net realized gain	-	-	(.01)	(1.91)	(.77)	(.19)
Total distributions	-	-	(.03) J	(1.91) I	(.86)	(.27)
Net asset value, end of period	$ 11.11	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57
Total Return B,C,D	21.42%	10.37%	(9.65)%	(23.06)%	18.49%	10.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.44% A	1.47%	1.48%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.47%	1.48%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.42% A	1.46%	1.47%	1.40%	1.42%	1.39%
Net investment income (loss)	(.54)% A	(.43)%	.47%	(.18)%	.07%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053	$ 760	$ 978	$ 1,013	$ 1,063	$ 434
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	- J	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss)	1.95	.90	(.92)	(2.74)	2.18	1.15
Total from investment operations	1.90	.82	(.92)	(2.82)	2.13	1.12
Distributions from net investment income	-	-	-	-	(.04)	(.06)
Distributions from net realized gain	-	-	-	(1.86)	(.77)	(.19)
Total distributions	-	-	-	(1.86) K	(.81)	(.25)
Net asset value, end of period	$ 10.95	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51
Total Return B,C,D	20.99%	9.96%	(10.05)%	(23.45)%	17.92%	9.74%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.92%	1.94%	1.90%	1.91%	1.95%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.94%	1.90%	1.91%	1.95%
Expenses net of all reductions	1.89% A	1.91%	1.93%	1.88%	1.90%	1.91%
Net investment income (loss)	(1.01)% A	(.88)%	-% H	(.66)%	(.41)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 397	$ 368	$ 384	$ 399	$ 466	$ 284
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	- I	(.08)	(.05)	(.01)
Net realized and unrealized gain (loss)	1.95	.88	(.92)	(2.73)	2.18	1.15
Total from investment operations	1.90	.81	(.92)	(2.81)	2.13	1.14
Distributions from net investment income	-	-	(.02)	-	(.04)	(.06)
Distributions from net realized gain	-	-	(.01)	(1.88)	(.77)	(.19)
Total distributions	-	-	(.03) K	(1.88) J	(.81)	(.25)
Net asset value, end of period	$ 10.92	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53
Total Return B,C,D	21.06%	9.87%	(10.00)%	(23.39)%	17.87%	9.89%
Ratios to Average Net Assets F,H
Expenses before reductions	1.87% A	1.90%	1.93%	1.90%	1.91%	1.86%
Expenses net of fee waivers, if any	1.87% A	1.90%	1.93%	1.90%	1.91%	1.86%
Expenses net of all reductions	1.85% A	1.89%	1.92%	1.89%	1.90%	1.82%
Net investment income (loss)	(.97)% A	(.85)%	.01%	(.66)%	(.41)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,173	$ 904	$ 1,042	$ 522	$ 458	$ 229
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Income from Investment Operations
Net investment income (loss) D	- H	.02	.08	.06	.11	.12
Net realized and unrealized gain (loss)	2.07	.93	(.96)	(2.84)	2.23	1.17
Total from investment operations	2.07	.95	(.88)	(2.78)	2.34	1.29
Distributions from net investment income	(.02)	-	(.07)	(.09)	(.14)	(.11)
Distributions from net realized gain	(.01)	-	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.03)	-	(.08) J	(2.00) I	(.91)	(.30)
Net asset value, end of period	$ 11.58	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90
Total Return B,C	21.69%	11.06%	(8.99)%	(22.48)%	19.20%	11.04%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.87%	.81%	.74%	.74%	.78%
Expenses net of fee waivers, if any	.86% A	.87%	.81%	.74%	.74%	.78%
Expenses net of all reductions	.84% A	.87%	.79%	.73%	.69%	.74%
Net investment income (loss)	.04% A	.17%	1.14%	.50%	.80%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179	$ 144	$ 83	$ 1,720	$ 2,422	$ 114
Portfolio turnover rate F	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 708,820,606
Gross unrealized depreciation	(63,303,563)
Net unrealized appreciation (depreciation) on securities and other investments	$ 645,517,043

Tax cost	$ 2,544,560,480

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,755,121,312 and $2,060,693,111, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 429,203	$ 7,902
Class T	.25%	.25%	2,196	52
Class B	.75%	.25%	1,902	1,433
Class C	.75%	.25%	5,035	558
			$ 438,336	$ 9,945

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,191
Class T	178
Class B*	767
Class C*	77
$ 2,213

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 55,555	.00**
Class A	194,668.11
Class T	1,496.34
Class B	578.30
Class C	1,354.27
Institutional Class	176.26
	$ 253,827

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57,388 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,042,477.45%		$ 8,578

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,779 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $385,573. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,242,750. The weighted average interest rate was .69%. The interest expense amounted to $1,669 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $271,506 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class O	$ 12,938,752	$ 25,105,317
Class A	464,876	1,675,120
Institutional Class	262	-
Total	$ 13,403,890	$ 26,780,437
From net realized gain
Class O	$ 1,268,485	$ 1,743,448
Class A	166,031	214,759
Institutional Class	60	-
Total	$ 1,434,576	$ 1,958,207

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class O
Shares sold	11,289,880	41,289,302	$ 118,997,056	$ 373,895,608
Reinvestment of distributions	1,164,605	2,773,030	12,367,984	24,264,054
Shares redeemed	(37,286,911)	(160,706,664)	(395,705,604)	(1,449,719,075)
Net increase (decrease)	(24,832,426)	(116,644,332)	$ (264,340,564)	$ (1,051,559,413)
Class A
Shares sold	3,290,221	11,028,541	$ 34,029,215	$ 97,288,817
Reinvestment of distributions	40,475	194,226	420,133	1,660,628
Shares redeemed	(5,661,115)	(22,480,213)	(58,854,376)	(198,261,888)
Net increase (decrease)	(2,330,419)	(11,257,446)	$ (24,405,028)	$ (99,312,443)
Class T
Shares sold	23,099	16,924	$ 246,378	$ 148,983
Shares redeemed	(11,303)	(51,916)	(115,150)	(452,162)
Net increase (decrease)	11,796	(34,992)	$ 131,228	$ (303,179)
Class B
Shares sold	2,109	8,327	$ 22,727	$ 72,776
Shares redeemed	(6,555)	(14,340)	(65,473)	(124,006)
Net increase (decrease)	(4,446)	(6,013)	$ (42,746)	$ (51,230)
Class C
Shares sold	24,770	8,316	$ 255,988	$ 73,022
Shares redeemed	(17,587)	(35,106)	(172,184)	(301,614)
Net increase (decrease)	7,183	(26,790)	$ 83,804	$ (228,592)
Institutional Class
Shares sold	8,733	7,602	$ 91,968	$ 70,191
Reinvestment of distributions	29	-	312	-
Shares redeemed	(8,387)	(2,193)	(84,241)	(20,572)
Net increase (decrease)	375	5,409	$ 8,039	$ 49,619

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

DESIIO-USAN-0511
1.791868.107

Fidelity Advisor® Capital Development Fund -
Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class O	.61%
Actual		$ 1,000.00	$ 1,219.00	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Class A	.97%
Actual		$ 1,000.00	$ 1,216.00	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Class T	1.44%
Actual		$ 1,000.00	$ 1,214.20	$ 7.95
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.24
Class B	1.91%
Actual		$ 1,000.00	$ 1,209.90	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.87%
Actual		$ 1,000.00	$ 1,210.60	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,216.90	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	3.0
ARM Holdings PLC	2.5	1.6
Citigroup, Inc.	2.3	1.2
Chevron Corp.	1.8	1.3
Marathon Oil Corp.	1.5	1.3
Google, Inc. Class A	1.4	0.9
International Business Machines Corp.	1.3	0.0
United Technologies Corp.	1.2	1.0
eBay, Inc.	1.2	0.3
Occidental Petroleum Corp.	1.1	0.9
	17.8
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	17.8
Consumer Discretionary	18.4	16.2
Industrials	14.9	14.7
Energy	14.6	10.9
Financials	9.3	15.6
Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 99.6%		Stocks 100.0%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets† (0.1)%
* Foreign investments	26.4%	** Foreign investments	26.6%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.0%
Lear Corp.	100,000	$ 4,887,000
TRW Automotive Holdings Corp. (a)	450,200	24,797,016
		29,684,016
Automobiles - 0.4%
Bajaj Auto Ltd.	250,000	8,212,201
Porsche Automobil Holding SE rights 4/12/11 (a)	125,000	1,083,206
Tesla Motors, Inc. (a)(d)	100,000	2,770,000
		12,065,407
Distributors - 0.3%
Silver Base Group Holdings Ltd.	6,791,000	5,194,566
Sparkle Roll Group Ltd.	20,000,000	3,136,811
		8,331,377
Diversified Consumer Services - 0.8%
Regis Corp.	500,000	8,870,000
Steiner Leisure Ltd. (a)	96,050	4,443,273
Stewart Enterprises, Inc. Class A	425,300	3,249,292
TAL Education Group ADR (d)	100,000	1,093,000
Xueda Education Group sponsored ADR	612,100	5,851,676
		23,507,241
Hotels, Restaurants & Leisure - 1.7%
Bravo Brio Restaurant Group, Inc.	113,800	2,013,122
Ctrip.com International Ltd. sponsored ADR (a)	136,616	5,668,198
Gourmet Master Co. Ltd.	284,000	2,211,733
Las Vegas Sands Corp. (a)	440,000	18,576,800
McDonald's Corp.	150,000	11,413,500
O'Charleys, Inc. (a)	100,000	597,000
Starwood Hotels & Resorts Worldwide, Inc.	120,000	6,974,400
Tim Hortons, Inc. (Canada)	100,000	4,534,392
		51,989,145
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	65,100	11,726,463
Ocado Group PLC (a)	42,500	155,389
Priceline.com, Inc. (a)	19,600	9,926,224
Start Today Co. Ltd.	1,038,100	16,064,867
		37,872,943
Leisure Equipment & Products - 0.6%
Bauer Performance Sports Ltd. (a)(e)	817,600	6,230,859
Eastman Kodak Co. (a)(d)	419,200	1,354,016
Hasbro, Inc.	258,600	12,112,824
		19,697,699
Media - 2.9%
Kabel Deutschland Holding AG	424,773	22,505,625
Naspers Ltd. Class N	55,000	2,959,371
News Corp. Class A	1,000,000	17,560,000
Omnicom Group, Inc.	100,000	4,906,000
The Walt Disney Co.	450,000	19,390,500

	Shares	Value
Viacom, Inc. Class B (non-vtg.)	254,600	$ 11,843,992
Virgin Media, Inc.	347,566	9,658,859
WPP PLC	250,000	3,079,805
		91,904,152
Multiline Retail - 1.3%
Dollar General Corp. (a)	235,400	7,379,790
Dollar Tree, Inc. (a)	60,000	3,331,200
Dollarama, Inc. (a)	481,000	14,742,003
Maoye International Holdings Ltd.	10,648,000	4,585,761
Marisa Lojas SA	600,000	9,349,218
		39,387,972
Specialty Retail - 3.3%
Ace Hardware Indonesia Tbk PT	1,680,500	492,138
Ascena Retail Group, Inc. (a)	100,000	3,241,000
Belle International Holdings Ltd.	4,960,000	9,092,844
Carphone Warehouse Group PLC (a)	259,000	1,511,810
China ZhengTong Auto Services Holdings Ltd.	504,000	515,106
Express, Inc.	199,400	3,896,276
Guess?, Inc.	200,000	7,870,000
Hengdeli Holdings Ltd.	7,862,000	4,143,959
I.T Ltd.	5,000,000	3,368,215
New York & Co., Inc. (a)	1,238,800	8,683,988
Ross Stores, Inc.	357,485	25,424,333
SuperGroup PLC	218,200	5,101,622
Tiffany & Co., Inc.	100,000	6,144,000
TJX Companies, Inc.	486,500	24,193,645
		103,678,936
Textiles, Apparel & Luxury Goods - 4.3%
Arezzo Industria E Comercio SA	14,000	195,082
Bosideng International Holdings Ltd.	15,000,000	4,454,529
China Xiniya Fashion Ltd. ADR (d)	11,100	56,721
Christian Dior SA	105,000	14,775,164
Coach, Inc.	295,000	15,351,800
Daphne International Holdings Ltd.	3,000,000	2,252,333
Gildan Activewear, Inc.	100,000	3,281,427
Iconix Brand Group, Inc. (a)	288,081	6,187,980
Maidenform Brands, Inc. (a)	200,000	5,714,000
Peak Sport Products Co. Ltd. (d)	3,027,000	2,078,032
Phillips-Van Heusen Corp.	266,900	17,356,507
Polo Ralph Lauren Corp. Class A	129,500	16,012,675
R.G. Barry Corp.	167,882	2,197,575
Steven Madden Ltd. (a)	248,602	11,666,892
Vera Bradley, Inc.	57,443	2,424,669
VF Corp.	124,753	12,291,913
Warnaco Group, Inc. (a)	276,900	15,835,911
Yue Yuen Industrial (Holdings) Ltd.	1,000,000	3,181,806
		135,315,016
TOTAL CONSUMER DISCRETIONARY		553,433,904
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.6%
Beverages - 0.7%
Anheuser-Busch InBev SA NV	160,766	$ 9,162,010
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	1,133
Dr Pepper Snapple Group, Inc.	302,400	11,237,184
United Breweries Ltd.	63,029	679,247
		21,079,574
Food & Staples Retailing - 0.7%
Droga Raia SA	91,000	1,421,309
Drogasil SA	775,200	6,058,587
Fresh Market, Inc.	389,800	14,711,052
		22,190,948
Food Products - 1.8%
BioExx Specialty Proteins Ltd. (a)	2,000,000	3,753,738
Diamond Foods, Inc. (d)	199,300	11,120,940
Fresh Del Monte Produce, Inc.	414,545	10,823,770
Green Mountain Coffee Roasters, Inc. (a)	165,000	10,660,650
Hormel Foods Corp.	100,000	2,784,000
Orion Corp.	10,000	3,597,812
The J.M. Smucker Co.	130,000	9,280,700
TreeHouse Foods, Inc. (a)	101,500	5,772,305
		57,793,915
Personal Products - 1.4%
Herbalife Ltd.	309,130	25,150,817
Nu Skin Enterprises, Inc. Class A	615,500	17,695,625
		42,846,442
TOTAL CONSUMER STAPLES		143,910,879
ENERGY - 14.6%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	198,834	14,600,381
Ensco International Ltd. ADR	50,000	2,892,000
Halliburton Co.	640,000	31,897,600
Nabors Industries Ltd. (a)	505,900	15,369,242
National Oilwell Varco, Inc.	250,000	19,817,500
Rowan Companies, Inc. (a)	150,000	6,627,000
Schlumberger Ltd.	225,000	20,983,500
		112,187,223
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	182,500	14,950,400
Apache Corp.	230,800	30,216,336
Bellatrix Exploration Ltd. (a)	1,600,000	9,305,971
Berry Petroleum Co. Class A	260,000	13,117,000
Chevron Corp.	517,400	55,584,282
Concho Resources, Inc. (a)	110,000	11,803,000
ConocoPhillips	166,600	13,304,676
Crown Point Ventures Ltd. (a)(e)	419,300	959,932
Energy Partners Ltd. (a)	600,000	10,800,000
Exxon Mobil Corp.	146,400	12,316,632
Hess Corp.	100,000	8,521,000

	Shares	Value
Holly Corp.	259,200	$ 15,748,992
Madalena Ventures, Inc. (a)	5,500,000	5,104,672
Marathon Oil Corp.	902,900	48,133,599
Massey Energy Co.	297,000	20,302,920
Noble Energy, Inc.	40,000	3,866,000
Occidental Petroleum Corp.	330,500	34,533,945
Southern Union Co.	351,800	10,068,516
Tesoro Corp. (a)	336,700	9,033,661
Uranium One, Inc.	500,000	1,959,369
Williams Companies, Inc.	400,000	12,472,000
		342,102,903
TOTAL ENERGY		454,290,126
FINANCIALS - 9.3%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	205,100	12,527,508
Ashmore Group PLC	910,200	4,837,104
Evercore Partners, Inc. Class A	80,800	2,770,632
Invesco Ltd.	208,300	5,324,148
Janus Capital Group, Inc.	509,077	6,348,190
		31,807,582
Commercial Banks - 2.2%
HDFC Bank Ltd.	114,785	6,046,813
HDFC Bank Ltd. sponsored ADR	20,000	3,398,800
Huntington Bancshares, Inc.	797,600	5,296,064
Regions Financial Corp.	1,000,000	7,260,000
SunTrust Banks, Inc.	300,000	8,652,000
SVB Financial Group (a)	70,000	3,985,100
Wells Fargo & Co.	1,058,950	33,568,715
		68,207,492
Consumer Finance - 0.2%
Capital One Financial Corp.	100,000	5,196,000
Diversified Financial Services - 2.9%
Bank of America Corp.	450,000	5,998,500
Citigroup, Inc. (a)	16,581,600	73,290,672
JPMorgan Chase & Co.	280,600	12,935,660
		92,224,832
Insurance - 1.6%
Berkshire Hathaway, Inc. Class A (a)	66	8,269,800
Genworth Financial, Inc. Class A (a)	900,000	12,114,000
Lincoln National Corp.	413,400	12,418,536
Manulife Financial Corp. (d)	250,000	4,429,205
Phoenix Group Holdings (Reg. S)	450,000	3,856,337
Platinum Underwriters Holdings Ltd.	98,167	3,739,181
Protective Life Corp.	146,200	3,881,610
		48,708,669
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	639,258	11,135,874
HCP, Inc.	128,000	4,856,320
		15,992,194
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	217,400	$ 5,804,580
DLF Ltd.	1,580,000	9,525,401
Global Logistic Properties Ltd.	1,653,000	2,452,289
Iguatemi Empresa de Shopping Centers SA	344,300	8,414,277
Wharf Holdings Ltd.	200,000	1,379,426
		27,575,973
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,652,845
TOTAL FINANCIALS		291,365,587
HEALTH CARE - 6.4%
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (a)	57,556	5,679,626
AVEO Pharmaceuticals, Inc.	1,300	17,407
AVEO Pharmaceuticals, Inc. (f)	404,600	4,875,835
Dynavax Technologies Corp. (a)	1,935,211	5,341,182
ImmunoGen, Inc. (a)	99,600	903,372
Micromet, Inc. (a)	480,592	2,696,121
ZIOPHARM Oncology, Inc. (a)	472,200	2,951,250
		22,464,793
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	419,800	3,018,362
C. R. Bard, Inc.	135,000	13,406,850
Covidien PLC	280,600	14,574,364
Symmetry Medical, Inc. (a)	250,000	2,450,000
		33,449,576
Health Care Providers & Services - 2.5%
Accretive Health, Inc.	50,000	1,388,000
Hanger Orthopedic Group, Inc. (a)	1,009,450	26,275,984
Humana, Inc. (a)	50,000	3,497,000
McKesson Corp.	216,500	17,114,325
Medco Health Solutions, Inc. (a)	325,600	18,285,696
Quest Diagnostics, Inc.	30,000	1,731,600
UnitedHealth Group, Inc.	200,000	9,040,000
		77,332,605
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	260,000	11,642,800
Illumina, Inc. (a)	100,000	7,007,000
QIAGEN NV (a)	200,000	4,010,000
Thermo Fisher Scientific, Inc. (a)	100,000	5,555,000
		28,214,800
Pharmaceuticals - 1.2%
Hospira, Inc. (a)	54,300	2,997,360
Novartis AG sponsored ADR	60,000	3,261,000

	Shares	Value
PT Kalbe Farma Tbk	10,000,000	$ 3,904,696
Valeant Pharmaceuticals International, Inc. (Canada)	538,090	26,857,333
		37,020,389
TOTAL HEALTH CARE		198,482,163
INDUSTRIALS - 14.9%
Aerospace & Defense - 5.0%
Bombardier, Inc. Class B (sub. vtg.)	1,650,000	12,132,103
Esterline Technologies Corp. (a)	320,500	22,665,760
GeoEye, Inc. (a)	100,000	4,158,000
Goodrich Corp.	127,000	10,862,310
Honeywell International, Inc.	564,567	33,710,296
Precision Castparts Corp.	138,500	20,384,430
Textron, Inc.	489,000	13,393,710
United Technologies Corp.	435,500	36,865,075
		154,171,684
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	100,000	5,014,000
United Parcel Service, Inc. Class B	200,000	14,864,000
		19,878,000
Airlines - 0.4%
Delta Air Lines, Inc. (a)	850,000	8,330,000
United Continental Holdings, Inc. (a)	220,000	5,057,800
		13,387,800
Building Products - 0.4%
Armstrong World Industries, Inc.	100,000	4,627,000
Owens Corning (a)	216,900	7,806,231
		12,433,231
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	180,700	12,838,735
Construction & Engineering - 1.3%
EMCOR Group, Inc. (a)	330,000	10,220,100
Fluor Corp.	175,800	12,949,428
Furmanite Corp. (a)	1,000,000	8,000,000
Jacobs Engineering Group, Inc. (a)	103,500	5,323,005
MYR Group, Inc. (a)	120,000	2,870,400
		39,362,933
Electrical Equipment - 1.0%
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	103,761
Fushi Copperweld, Inc. (a)	403,500	3,236,070
GrafTech International Ltd. (a)	221,900	4,577,797
Polypore International, Inc. (a)	100,000	5,758,000
Regal-Beloit Corp.	235,967	17,421,444
		31,097,072
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	800,000	2,869,009
Machinery - 2.5%
Caterpillar, Inc.	306,400	34,117,640
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Commercial Vehicle Group, Inc. (a)	349,869	$ 6,241,663
Hardinge, Inc.	125,164	1,714,747
Ingersoll-Rand Co. Ltd.	260,000	12,560,600
Jain Irrigation Systems Ltd.	301,378	1,210,383
Pall Corp.	320,000	18,435,200
Parker Hannifin Corp.	50,000	4,734,000
		79,014,233
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	359,100	9,807,021
SFN Group, Inc. (a)	200,000	2,818,000
		12,625,021
Road & Rail - 1.7%
CSX Corp.	283,400	22,275,240
J.B. Hunt Transport Services, Inc.	199,100	9,043,122
Union Pacific Corp.	217,200	21,357,276
		52,675,638
Trading Companies & Distributors - 1.1%
Interline Brands, Inc. (a)	325,008	6,630,163
WESCO International, Inc. (a)	442,500	27,656,250
		34,286,413
TOTAL INDUSTRIALS		464,639,769
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 0.5%
DG FastChannel, Inc. (a)	300,000	9,666,000
F5 Networks, Inc. (a)	25,000	2,564,250
Juniper Networks, Inc. (a)	92,400	3,888,192
		16,118,442
Computers & Peripherals - 3.5%
Apple, Inc. (a)	315,300	109,866,284
Electronic Equipment & Components - 0.8%
Corning, Inc.	600,000	12,378,000
Jabil Circuit, Inc.	184,500	3,769,335
SYNNEX Corp. (a)	197,485	6,463,684
Vishay Precision Group, Inc. (a)	100,000	1,567,000
		24,178,019
Internet Software & Services - 5.8%
Baidu.com, Inc. sponsored ADR (a)	229,300	31,599,833
Demand Media, Inc. (d)	61,300	1,443,615
eBay, Inc. (a)	1,165,903	36,189,629
Equinix, Inc. (a)	105,500	9,611,050
Google, Inc. Class A (a)	74,000	43,379,540
Mail.ru Group Ltd. GDR (a)(e)	258,100	7,730,095
Open Text Corp. (a)	175,300	10,890,040
Rackspace Hosting, Inc. (a)(d)	250,000	10,712,500
Sina Corp. (a)	185,000	19,802,400

	Shares	Value
Support.com, Inc. (a)	900,000	$ 4,671,000
Tencent Holdings Ltd.	234,700	5,717,693
		181,747,395
IT Services - 2.3%
Acxiom Corp. (a)	670,000	9,614,500
Cardtronics, Inc. (a)	240,500	4,894,175
Cognizant Technology Solutions Corp. Class A (a)	85,000	6,919,000
Convergys Corp. (a)	250,000	3,590,000
International Business Machines Corp.	240,100	39,153,107
ServiceSource International, Inc.	67,500	822,150
Unisys Corp. (a)	218,443	6,819,790
		71,812,722
Semiconductors & Semiconductor Equipment - 3.7%
Alpha & Omega Semiconductor Ltd. (a)	200,000	2,538,000
ARM Holdings PLC	3,500,000	32,465,436
ARM Holdings PLC sponsored ADR (d)	1,610,700	45,373,419
Avago Technologies Ltd.	340,000	10,574,000
Dialog Semiconductor PLC (a)(d)	400,000	8,298,736
GT Solar International, Inc. (a)(d)	720,100	7,676,266
Kulicke & Soffa Industries, Inc. (a)	500,000	4,675,000
Micronas Semiconductor Holding AG (a)	500,000	5,149,701
		116,750,558
Software - 4.5%
Autonomy Corp. PLC (a)	785,400	20,012,938
BMC Software, Inc. (a)	247,200	12,295,728
Citrix Systems, Inc. (a)	132,300	9,718,758
CommVault Systems, Inc. (a)	60,000	2,392,800
Longtop Financial Technologies Ltd. ADR (a)	85,101	2,673,873
MICROS Systems, Inc. (a)	300,000	14,829,000
Microsoft Corp.	200,000	5,072,000
Oracle Corp.	750,000	25,027,500
Red Hat, Inc. (a)	100,000	4,539,000
Rovi Corp. (a)	90,000	4,828,500
salesforce.com, Inc. (a)	75,100	10,031,858
Solera Holdings, Inc.	307,000	15,687,700
Taleo Corp. Class A (a)	114,200	4,071,230
Totvs SA	300,000	5,760,573
VMware, Inc. Class A (a)	20,000	1,630,800
		138,572,258
TOTAL INFORMATION TECHNOLOGY		659,045,678
MATERIALS - 8.6%
Chemicals - 2.6%
Agrium, Inc.	130,000	12,002,578
Ashland, Inc.	244,000	14,093,440
Cabot Corp.	230,000	10,646,700
Dow Chemical Co.	109,100	4,118,525
Grasim Industries Ltd.	187	10,737
Huabao International Holdings Ltd.	3,500,000	5,381,431
LyondellBasell Industries NV Class A (a)	148,836	5,886,464
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Neo Material Technologies, Inc. (a)	1,715,600	$ 16,506,701
Westlake Chemical Corp.	193,400	10,869,080
		79,515,656
Containers & Packaging - 0.5%
Boise, Inc. (d)	1,095,000	10,030,200
Lock & Lock Co. Ltd.	197,020	6,872,793
		16,902,993
Metals & Mining - 5.5%
Alcoa, Inc.	200,000	3,530,000
Allied Nevada Gold Corp. (a)	120,000	4,257,600
Amazon Mining Holding PLC (a)	200,000	1,730,432
Barrick Gold Corp.	321,300	16,696,202
Carpenter Technology Corp.	225,300	9,622,563
Coeur d'Alene Mines Corp. (a)	374,129	13,012,207
Compania de Minas Buenaventura SA sponsored ADR	58,000	2,492,260
Compass Minerals International, Inc.	100,000	9,353,000
Endeavour Silver Corp. (a)(e)	1,000,000	9,796,844
Grande Cache Coal Corp. (a)	406,927	4,309,725
IAMGOLD Corp.	400,000	8,815,097
Ivanhoe Mines Ltd. (a)	400,000	10,968,341
Lake Shore Gold Corp. (a)(e)	1,000,000	4,217,799
Mongolian Mining Corp.	2,200,000	2,811,303
Newcrest Mining Ltd.	659,787	27,172,559
Noranda Income Fund Class A priority units (a)	400,000	2,062,494
Sabina Gold & Silver Corp. (a)	1,980,000	11,924,513
SEMAFO, Inc. (a)	200,000	1,916,057
Silver Standard Resources, Inc. (a)(d)	213,300	6,693,355
Silver Wheaton Corp.	213,300	9,264,923
United States Steel Corp. (d)	219,000	11,812,860
		172,460,134
TOTAL MATERIALS		268,878,783
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AboveNet, Inc.	100,000	6,486,000
AT&T, Inc.	100,000	3,060,000
Hawaiian Telcom Holdco, Inc. (a)	500,000	13,125,000
Qwest Communications International, Inc.	2,353,000	16,070,990
Verizon Communications, Inc.	82,600	3,183,404
		41,925,394
Wireless Telecommunication Services - 0.3%
SOFTBANK CORP.	242,000	9,660,795
TOTAL TELECOMMUNICATION SERVICES		51,586,189
TOTAL COMMON STOCKS (Cost $2,428,338,870)		3,085,633,078
Preferred Stocks - 0.8%
	Shares	Value
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Merrimack Pharmaceuticals, Inc. (a)(f)	611,538	$ 4,280,766
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE	125,000	8,182,925
Volkswagen AG	63,300	10,263,183
		18,446,108
TOTAL PREFERRED STOCKS (Cost $23,025,998)		22,726,874
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.16% (b)	246	246
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	81,717,325	81,717,325
TOTAL MONEY MARKET FUNDS (Cost $81,717,571)		81,717,571
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,533,082,439)		3,190,077,523
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(73,941,543)
NET ASSETS - 100%		$ 3,116,135,980
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,935,529 or 0.9% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,156,601 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 5,462,100
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,894
Fidelity Securities Lending Cash Central Fund	385,573
Total	$ 396,467
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 571,880,012	$ 568,800,207	$ 3,079,805	$ -
Consumer Staples	143,910,879	134,748,869	9,162,010	-
Energy	454,290,126	454,290,126	-	-
Financials	291,365,587	281,462,437	9,903,150	-
Health Care	202,762,929	193,606,328	4,875,835	4,280,766
Industrials	464,639,769	464,536,008	103,761	-
Information Technology	659,045,678	626,580,242	32,465,436	-
Materials	268,878,783	268,868,046	10,737	-
Telecommunication Services	51,586,189	51,586,189	-	-
Money Market Funds	81,717,571	81,717,571	-	-
Total Investments in Securities:	$ 3,190,077,523	$ 3,126,196,023	$ 59,600,734	$ 4,280,766
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,862,600
Total Realized Gain (Loss)	(480,079)
Total Unrealized Gain (Loss)	73,400
Cost of Purchases	4,280,766
Proceeds of Sales	(2,455,921)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,280,766
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.6%
Canada	7.1%
United Kingdom	3.9%
Cayman Islands	3.1%
China	1.6%
Germany	1.3%
India	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	7.4%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $1,046,788,322 of which $652,766,370 and $394,021,952 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,134,643) - See accompanying schedule: Unaffiliated issuers (cost $2,451,364,868)	$ 3,108,359,952
Fidelity Central Funds (cost $81,717,571)	81,717,571
Total Investments (cost $2,533,082,439)		$ 3,190,077,523
Cash		676
Receivable for investments sold		19,024,841
Receivable for fund shares sold		665,081
Dividends receivable		1,548,821
Distributions receivable from Fidelity Central Funds		17,140
Prepaid expenses		4,279
Other receivables		1,238,990
Total assets		3,212,577,351

Liabilities
Payable for investments purchased	$ 8,950,537
Payable for fund shares redeemed	2,350,186
Accrued management fee	1,420,797
Distribution and service plan fees payable	74,845
Notes payable to affiliates	1,550,429
Other affiliated payables	205,367
Other payables and accrued expenses	171,885
Collateral on securities loaned, at value	81,717,325
Total liabilities		96,441,371

Net Assets		$ 3,116,135,980
Net Assets consist of:
Paid in capital		$ 3,268,819,346
Distributions in excess of net investment income		(7,079)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(809,675,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		656,999,652
Net Assets		$ 3,116,135,980

Statement of Assets and Liabilities - continued

March 31, 2011 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,756,659,384 ÷ 239,306,336 shares)	$ 11.52

Class A: Net Asset Value and redemption price per share ($356,675,424 ÷ 31,721,739 shares)	$ 11.24

Maximum offering price per share (100/94.25 of $11.24)	$ 11.93
Class T: Net Asset Value and redemption price per share ($1,052,832 ÷ 94,782 shares)	$ 11.11

Maximum offering price per share (100/96.50 of $11.11)	$ 11.51
Class B: Net Asset Value and offering price per share ($396,735 ÷ 36,217 shares)A	$ 10.95

Class C: Net Asset Value and offering price per share ($1,172,809 ÷ 107,375 shares)A	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($178,796 ÷ 15,437 shares)	$ 11.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 12,896,745
Interest		11,795
Income from Fidelity Central Funds		396,467
Total income		13,305,007

Expenses
Management fee	$ 8,431,486
Transfer agent fees	253,827
Distribution and service plan fees	438,336
Accounting and security lending fees	449,766
Custodian fees and expenses	115,450
Independent trustees' compensation	8,011
Appreciation in deferred trustee compensation account	303
Registration fees	31,677
Audit	43,511
Legal	9,333
Interest	10,247
Miscellaneous	17,681
Total expenses before reductions	9,809,628
Expense reductions	(271,506)	9,538,122
Net investment income (loss)		3,766,885
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	266,036,077
Foreign currency transactions	(1,422,551)
Total net realized gain (loss)		264,613,526
Change in net unrealized appreciation (depreciation) on: Investment securities	323,988,446
Assets and liabilities in foreign currencies	37,572
Total change in net unrealized appreciation (depreciation)		324,026,018
Net gain (loss)		588,639,544
Net increase (decrease) in net assets resulting from operations		$ 592,406,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,766,885	$ 12,419,057
Net realized gain (loss)	264,613,526	361,628,383
Change in net unrealized appreciation (depreciation)	324,026,018	(27,823,248)
Net increase (decrease) in net assets resulting from operations	592,406,429	346,224,192
Distributions to shareholders from net investment income	(13,403,890)	(26,780,437)
Distributions to shareholders from net realized gain	(1,434,576)	(1,958,207)
Total distributions	(14,838,466)	(28,738,644)
Share transactions - net increase (decrease)	(288,565,267)	(1,151,405,238)
Total increase (decrease) in net assets	289,002,696	(833,919,690)

Net Assets
Beginning of period	2,827,133,284	3,661,052,974
End of period (including distributions in excess of net investment income of $7,079 and undistributed net investment income of $9,629,926, respectively)	$ 3,116,135,980	$ 2,827,133,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Income from Investment Operations
Net investment income (loss) E	.02	.04	.09	.08	.12	.14
Net realized and unrealized gain (loss)	2.06	.93	(.95)	(2.86)	2.25	1.18
Total from investment operations	2.08	.97	(.86)	(2.78)	2.37	1.32
Distributions from net investment income	(.05)	(.07)	(.09)	(.11)	(.14)	(.13)
Distributions from net realized gain	(.01)	(.01)	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.06)	(.08)	(.10)J	(2.02)I	(.91)	(.32)
Net asset value, end of period	$ 11.52	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91
Total Return B,C,D	21.90%	11.31%	(8.77)%	(22.45)%	19.44%	11.25%
Ratios to Average Net Assets F,H
Expenses before reductions	.61% A	.61%	.61%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.61%A	.61%	.61%	.59%	.60%	.61%
Expenses net of all reductions	.59%A	.60%	.60%	.58%	.59%	.57%
Net investment income (loss)	.29%A	.44%	1.33%	.64%	.90%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,756,659	$ 2,509,669	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751
Portfolio turnover rate G	117%A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Income from Investment Operations
Net investment income (loss) F	- J	.01	.06	.03	.07	.08
Net realized and unrealized gain (loss)	2.00	.90	(.93)	(2.78)	2.19	1.16
Total from investment operations	2.00	.91	(.87)	(2.75)	2.26	1.24
Distributions from net investment income	(.01)	(.04)	(.05)	(.06)	(.09)	(.07)
Distributions from net realized gain	(.01)	(.01)	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.02)	(.04) M	(.06) L	(1.97) K	(.86)	(.26)
Net asset value, end of period	$ 11.24	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64
Total Return B,C,D,E	21.60%	10.94%	(9.18)%	(22.73)%	18.90%	10.81%
Ratios to Average Net Assets G,I
Expenses before reductions	.97% A	.98%	1.02%	.99%	.99%	1.06%
Expenses net of fee waivers, if any	.97% A	.98%	1.02%	.99%	.99%	1.06%
Expenses net of all reductions	.95% A	.97%	1.01%	.97%	.98%	1.02%
Net investment income (loss)	(.07)% A	.07%	.92%	.25%	.51%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356,675	$ 315,290	$ 380,175	$ 379,162	$ 471,593	$ 372,010
Portfolio turnover rate H	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.97 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. M Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	.03	(.02)	.01	.04
Net realized and unrealized gain (loss)	1.99	.90	(.93)	(2.76)	2.19	1.14
Total from investment operations	1.96	.86	(.90)	(2.78)	2.20	1.18
Distributions from net investment income	-	-	(.03)	(.01)	(.09)	(.08)
Distributions from net realized gain	-	-	(.01)	(1.91)	(.77)	(.19)
Total distributions	-	-	(.03) J	(1.91) I	(.86)	(.27)
Net asset value, end of period	$ 11.11	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57
Total Return B,C,D	21.42%	10.37%	(9.65)%	(23.06)%	18.49%	10.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.44% A	1.47%	1.48%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.47%	1.48%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.42% A	1.46%	1.47%	1.40%	1.42%	1.39%
Net investment income (loss)	(.54)% A	(.43)%	.47%	(.18)%	.07%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053	$ 760	$ 978	$ 1,013	$ 1,063	$ 434
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	- J	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss)	1.95	.90	(.92)	(2.74)	2.18	1.15
Total from investment operations	1.90	.82	(.92)	(2.82)	2.13	1.12
Distributions from net investment income	-	-	-	-	(.04)	(.06)
Distributions from net realized gain	-	-	-	(1.86)	(.77)	(.19)
Total distributions	-	-	-	(1.86) K	(.81)	(.25)
Net asset value, end of period	$ 10.95	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51
Total Return B,C,D	20.99%	9.96%	(10.05)%	(23.45)%	17.92%	9.74%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.92%	1.94%	1.90%	1.91%	1.95%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.94%	1.90%	1.91%	1.95%
Expenses net of all reductions	1.89% A	1.91%	1.93%	1.88%	1.90%	1.91%
Net investment income (loss)	(1.01)% A	(.88)%	-% H	(.66)%	(.41)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 397	$ 368	$ 384	$ 399	$ 466	$ 284
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	- I	(.08)	(.05)	(.01)
Net realized and unrealized gain (loss)	1.95	.88	(.92)	(2.73)	2.18	1.15
Total from investment operations	1.90	.81	(.92)	(2.81)	2.13	1.14
Distributions from net investment income	-	-	(.02)	-	(.04)	(.06)
Distributions from net realized gain	-	-	(.01)	(1.88)	(.77)	(.19)
Total distributions	-	-	(.03) K	(1.88) J	(.81)	(.25)
Net asset value, end of period	$ 10.92	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53
Total Return B,C,D	21.06%	9.87%	(10.00)%	(23.39)%	17.87%	9.89%
Ratios to Average Net Assets F,H
Expenses before reductions	1.87% A	1.90%	1.93%	1.90%	1.91%	1.86%
Expenses net of fee waivers, if any	1.87% A	1.90%	1.93%	1.90%	1.91%	1.86%
Expenses net of all reductions	1.85% A	1.89%	1.92%	1.89%	1.90%	1.82%
Net investment income (loss)	(.97)% A	(.85)%	.01%	(.66)%	(.41)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,173	$ 904	$ 1,042	$ 522	$ 458	$ 229
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Income from Investment Operations
Net investment income (loss) D	- H	.02	.08	.06	.11	.12
Net realized and unrealized gain (loss)	2.07	.93	(.96)	(2.84)	2.23	1.17
Total from investment operations	2.07	.95	(.88)	(2.78)	2.34	1.29
Distributions from net investment income	(.02)	-	(.07)	(.09)	(.14)	(.11)
Distributions from net realized gain	(.01)	-	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.03)	-	(.08) J	(2.00) I	(.91)	(.30)
Net asset value, end of period	$ 11.58	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90
Total Return B,C	21.69%	11.06%	(8.99)%	(22.48)%	19.20%	11.04%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.87%	.81%	.74%	.74%	.78%
Expenses net of fee waivers, if any	.86% A	.87%	.81%	.74%	.74%	.78%
Expenses net of all reductions	.84% A	.87%	.79%	.73%	.69%	.74%
Net investment income (loss)	.04% A	.17%	1.14%	.50%	.80%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179	$ 144	$ 83	$ 1,720	$ 2,422	$ 114
Portfolio turnover rate F	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 708,820,606
Gross unrealized depreciation	(63,303,563)
Net unrealized appreciation (depreciation) on securities and other investments	$ 645,517,043

Tax cost	$ 2,544,560,480

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,755,121,312 and $2,060,693,111, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 429,203	$ 7,902
Class T	.25%	.25%	2,196	52
Class B	.75%	.25%	1,902	1,433
Class C	.75%	.25%	5,035	558
			$ 438,336	$ 9,945

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,191
Class T	178
Class B*	767
Class C*	77
$ 2,213

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 55,555	.00**
Class A	194,668.11
Class T	1,496.34
Class B	578.30
Class C	1,354.27
Institutional Class	176.26
	$ 253,827

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57,388 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,042,477.45%		$ 8,578

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,779 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $385,573. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,242,750. The weighted average interest rate was .69%. The interest expense amounted to $1,669 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $271,506 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class O	$ 12,938,752	$ 25,105,317
Class A	464,876	1,675,120
Institutional Class	262	-
Total	$ 13,403,890	$ 26,780,437
From net realized gain
Class O	$ 1,268,485	$ 1,743,448
Class A	166,031	214,759
Institutional Class	60	-
Total	$ 1,434,576	$ 1,958,207

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class O
Shares sold	11,289,880	41,289,302	$ 118,997,056	$ 373,895,608
Reinvestment of distributions	1,164,605	2,773,030	12,367,984	24,264,054
Shares redeemed	(37,286,911)	(160,706,664)	(395,705,604)	(1,449,719,075)
Net increase (decrease)	(24,832,426)	(116,644,332)	$ (264,340,564)	$ (1,051,559,413)
Class A
Shares sold	3,290,221	11,028,541	$ 34,029,215	$ 97,288,817
Reinvestment of distributions	40,475	194,226	420,133	1,660,628
Shares redeemed	(5,661,115)	(22,480,213)	(58,854,376)	(198,261,888)
Net increase (decrease)	(2,330,419)	(11,257,446)	$ (24,405,028)	$ (99,312,443)
Class T
Shares sold	23,099	16,924	$ 246,378	$ 148,983
Shares redeemed	(11,303)	(51,916)	(115,150)	(452,162)
Net increase (decrease)	11,796	(34,992)	$ 131,228	$ (303,179)
Class B
Shares sold	2,109	8,327	$ 22,727	$ 72,776
Shares redeemed	(6,555)	(14,340)	(65,473)	(124,006)
Net increase (decrease)	(4,446)	(6,013)	$ (42,746)	$ (51,230)
Class C
Shares sold	24,770	8,316	$ 255,988	$ 73,022
Shares redeemed	(17,587)	(35,106)	(172,184)	(301,614)
Net increase (decrease)	7,183	(26,790)	$ 83,804	$ (228,592)
Institutional Class
Shares sold	8,733	7,602	$ 91,968	$ 70,191
Reinvestment of distributions	29	-	312	-
Shares redeemed	(8,387)	(2,193)	(84,241)	(20,572)
Net increase (decrease)	375	5,409	$ 8,039	$ 49,619

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

ADESII-USAN-0511
1.814758.105

Fidelity Advisor® Capital Development Fund -
Institutional Class

Semiannual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Class O	.61%
Actual		$ 1,000.00	$ 1,219.00	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Class A	.97%
Actual		$ 1,000.00	$ 1,216.00	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Class T	1.44%
Actual		$ 1,000.00	$ 1,214.20	$ 7.95
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.24
Class B	1.91%
Actual		$ 1,000.00	$ 1,209.90	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.87%
Actual		$ 1,000.00	$ 1,210.60	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,216.90	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	3.0
ARM Holdings PLC	2.5	1.6
Citigroup, Inc.	2.3	1.2
Chevron Corp.	1.8	1.3
Marathon Oil Corp.	1.5	1.3
Google, Inc. Class A	1.4	0.9
International Business Machines Corp.	1.3	0.0
United Technologies Corp.	1.2	1.0
eBay, Inc.	1.2	0.3
Occidental Petroleum Corp.	1.1	0.9
	17.8
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	17.8
Consumer Discretionary	18.4	16.2
Industrials	14.9	14.7
Energy	14.6	10.9
Financials	9.3	15.6
Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Stocks 99.6%		Stocks 100.0%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets† (0.1)%
* Foreign investments	26.4%	** Foreign investments	26.6%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.0%
Lear Corp.	100,000	$ 4,887,000
TRW Automotive Holdings Corp. (a)	450,200	24,797,016
		29,684,016
Automobiles - 0.4%
Bajaj Auto Ltd.	250,000	8,212,201
Porsche Automobil Holding SE rights 4/12/11 (a)	125,000	1,083,206
Tesla Motors, Inc. (a)(d)	100,000	2,770,000
		12,065,407
Distributors - 0.3%
Silver Base Group Holdings Ltd.	6,791,000	5,194,566
Sparkle Roll Group Ltd.	20,000,000	3,136,811
		8,331,377
Diversified Consumer Services - 0.8%
Regis Corp.	500,000	8,870,000
Steiner Leisure Ltd. (a)	96,050	4,443,273
Stewart Enterprises, Inc. Class A	425,300	3,249,292
TAL Education Group ADR (d)	100,000	1,093,000
Xueda Education Group sponsored ADR	612,100	5,851,676
		23,507,241
Hotels, Restaurants & Leisure - 1.7%
Bravo Brio Restaurant Group, Inc.	113,800	2,013,122
Ctrip.com International Ltd. sponsored ADR (a)	136,616	5,668,198
Gourmet Master Co. Ltd.	284,000	2,211,733
Las Vegas Sands Corp. (a)	440,000	18,576,800
McDonald's Corp.	150,000	11,413,500
O'Charleys, Inc. (a)	100,000	597,000
Starwood Hotels & Resorts Worldwide, Inc.	120,000	6,974,400
Tim Hortons, Inc. (Canada)	100,000	4,534,392
		51,989,145
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	65,100	11,726,463
Ocado Group PLC (a)	42,500	155,389
Priceline.com, Inc. (a)	19,600	9,926,224
Start Today Co. Ltd.	1,038,100	16,064,867
		37,872,943
Leisure Equipment & Products - 0.6%
Bauer Performance Sports Ltd. (a)(e)	817,600	6,230,859
Eastman Kodak Co. (a)(d)	419,200	1,354,016
Hasbro, Inc.	258,600	12,112,824
		19,697,699
Media - 2.9%
Kabel Deutschland Holding AG	424,773	22,505,625
Naspers Ltd. Class N	55,000	2,959,371
News Corp. Class A	1,000,000	17,560,000
Omnicom Group, Inc.	100,000	4,906,000
The Walt Disney Co.	450,000	19,390,500

	Shares	Value
Viacom, Inc. Class B (non-vtg.)	254,600	$ 11,843,992
Virgin Media, Inc.	347,566	9,658,859
WPP PLC	250,000	3,079,805
		91,904,152
Multiline Retail - 1.3%
Dollar General Corp. (a)	235,400	7,379,790
Dollar Tree, Inc. (a)	60,000	3,331,200
Dollarama, Inc. (a)	481,000	14,742,003
Maoye International Holdings Ltd.	10,648,000	4,585,761
Marisa Lojas SA	600,000	9,349,218
		39,387,972
Specialty Retail - 3.3%
Ace Hardware Indonesia Tbk PT	1,680,500	492,138
Ascena Retail Group, Inc. (a)	100,000	3,241,000
Belle International Holdings Ltd.	4,960,000	9,092,844
Carphone Warehouse Group PLC (a)	259,000	1,511,810
China ZhengTong Auto Services Holdings Ltd.	504,000	515,106
Express, Inc.	199,400	3,896,276
Guess?, Inc.	200,000	7,870,000
Hengdeli Holdings Ltd.	7,862,000	4,143,959
I.T Ltd.	5,000,000	3,368,215
New York & Co., Inc. (a)	1,238,800	8,683,988
Ross Stores, Inc.	357,485	25,424,333
SuperGroup PLC	218,200	5,101,622
Tiffany & Co., Inc.	100,000	6,144,000
TJX Companies, Inc.	486,500	24,193,645
		103,678,936
Textiles, Apparel & Luxury Goods - 4.3%
Arezzo Industria E Comercio SA	14,000	195,082
Bosideng International Holdings Ltd.	15,000,000	4,454,529
China Xiniya Fashion Ltd. ADR (d)	11,100	56,721
Christian Dior SA	105,000	14,775,164
Coach, Inc.	295,000	15,351,800
Daphne International Holdings Ltd.	3,000,000	2,252,333
Gildan Activewear, Inc.	100,000	3,281,427
Iconix Brand Group, Inc. (a)	288,081	6,187,980
Maidenform Brands, Inc. (a)	200,000	5,714,000
Peak Sport Products Co. Ltd. (d)	3,027,000	2,078,032
Phillips-Van Heusen Corp.	266,900	17,356,507
Polo Ralph Lauren Corp. Class A	129,500	16,012,675
R.G. Barry Corp.	167,882	2,197,575
Steven Madden Ltd. (a)	248,602	11,666,892
Vera Bradley, Inc.	57,443	2,424,669
VF Corp.	124,753	12,291,913
Warnaco Group, Inc. (a)	276,900	15,835,911
Yue Yuen Industrial (Holdings) Ltd.	1,000,000	3,181,806
		135,315,016
TOTAL CONSUMER DISCRETIONARY		553,433,904
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.6%
Beverages - 0.7%
Anheuser-Busch InBev SA NV	160,766	$ 9,162,010
Anheuser-Busch InBev SA NV (strip VVPR) (a)	160,000	1,133
Dr Pepper Snapple Group, Inc.	302,400	11,237,184
United Breweries Ltd.	63,029	679,247
		21,079,574
Food & Staples Retailing - 0.7%
Droga Raia SA	91,000	1,421,309
Drogasil SA	775,200	6,058,587
Fresh Market, Inc.	389,800	14,711,052
		22,190,948
Food Products - 1.8%
BioExx Specialty Proteins Ltd. (a)	2,000,000	3,753,738
Diamond Foods, Inc. (d)	199,300	11,120,940
Fresh Del Monte Produce, Inc.	414,545	10,823,770
Green Mountain Coffee Roasters, Inc. (a)	165,000	10,660,650
Hormel Foods Corp.	100,000	2,784,000
Orion Corp.	10,000	3,597,812
The J.M. Smucker Co.	130,000	9,280,700
TreeHouse Foods, Inc. (a)	101,500	5,772,305
		57,793,915
Personal Products - 1.4%
Herbalife Ltd.	309,130	25,150,817
Nu Skin Enterprises, Inc. Class A	615,500	17,695,625
		42,846,442
TOTAL CONSUMER STAPLES		143,910,879
ENERGY - 14.6%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	198,834	14,600,381
Ensco International Ltd. ADR	50,000	2,892,000
Halliburton Co.	640,000	31,897,600
Nabors Industries Ltd. (a)	505,900	15,369,242
National Oilwell Varco, Inc.	250,000	19,817,500
Rowan Companies, Inc. (a)	150,000	6,627,000
Schlumberger Ltd.	225,000	20,983,500
		112,187,223
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	182,500	14,950,400
Apache Corp.	230,800	30,216,336
Bellatrix Exploration Ltd. (a)	1,600,000	9,305,971
Berry Petroleum Co. Class A	260,000	13,117,000
Chevron Corp.	517,400	55,584,282
Concho Resources, Inc. (a)	110,000	11,803,000
ConocoPhillips	166,600	13,304,676
Crown Point Ventures Ltd. (a)(e)	419,300	959,932
Energy Partners Ltd. (a)	600,000	10,800,000
Exxon Mobil Corp.	146,400	12,316,632
Hess Corp.	100,000	8,521,000

	Shares	Value
Holly Corp.	259,200	$ 15,748,992
Madalena Ventures, Inc. (a)	5,500,000	5,104,672
Marathon Oil Corp.	902,900	48,133,599
Massey Energy Co.	297,000	20,302,920
Noble Energy, Inc.	40,000	3,866,000
Occidental Petroleum Corp.	330,500	34,533,945
Southern Union Co.	351,800	10,068,516
Tesoro Corp. (a)	336,700	9,033,661
Uranium One, Inc.	500,000	1,959,369
Williams Companies, Inc.	400,000	12,472,000
		342,102,903
TOTAL ENERGY		454,290,126
FINANCIALS - 9.3%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	205,100	12,527,508
Ashmore Group PLC	910,200	4,837,104
Evercore Partners, Inc. Class A	80,800	2,770,632
Invesco Ltd.	208,300	5,324,148
Janus Capital Group, Inc.	509,077	6,348,190
		31,807,582
Commercial Banks - 2.2%
HDFC Bank Ltd.	114,785	6,046,813
HDFC Bank Ltd. sponsored ADR	20,000	3,398,800
Huntington Bancshares, Inc.	797,600	5,296,064
Regions Financial Corp.	1,000,000	7,260,000
SunTrust Banks, Inc.	300,000	8,652,000
SVB Financial Group (a)	70,000	3,985,100
Wells Fargo & Co.	1,058,950	33,568,715
		68,207,492
Consumer Finance - 0.2%
Capital One Financial Corp.	100,000	5,196,000
Diversified Financial Services - 2.9%
Bank of America Corp.	450,000	5,998,500
Citigroup, Inc. (a)	16,581,600	73,290,672
JPMorgan Chase & Co.	280,600	12,935,660
		92,224,832
Insurance - 1.6%
Berkshire Hathaway, Inc. Class A (a)	66	8,269,800
Genworth Financial, Inc. Class A (a)	900,000	12,114,000
Lincoln National Corp.	413,400	12,418,536
Manulife Financial Corp. (d)	250,000	4,429,205
Phoenix Group Holdings (Reg. S)	450,000	3,856,337
Platinum Underwriters Holdings Ltd.	98,167	3,739,181
Protective Life Corp.	146,200	3,881,610
		48,708,669
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	639,258	11,135,874
HCP, Inc.	128,000	4,856,320
		15,992,194
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	217,400	$ 5,804,580
DLF Ltd.	1,580,000	9,525,401
Global Logistic Properties Ltd.	1,653,000	2,452,289
Iguatemi Empresa de Shopping Centers SA	344,300	8,414,277
Wharf Holdings Ltd.	200,000	1,379,426
		27,575,973
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,652,845
TOTAL FINANCIALS		291,365,587
HEALTH CARE - 6.4%
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (a)	57,556	5,679,626
AVEO Pharmaceuticals, Inc.	1,300	17,407
AVEO Pharmaceuticals, Inc. (f)	404,600	4,875,835
Dynavax Technologies Corp. (a)	1,935,211	5,341,182
ImmunoGen, Inc. (a)	99,600	903,372
Micromet, Inc. (a)	480,592	2,696,121
ZIOPHARM Oncology, Inc. (a)	472,200	2,951,250
		22,464,793
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	419,800	3,018,362
C. R. Bard, Inc.	135,000	13,406,850
Covidien PLC	280,600	14,574,364
Symmetry Medical, Inc. (a)	250,000	2,450,000
		33,449,576
Health Care Providers & Services - 2.5%
Accretive Health, Inc.	50,000	1,388,000
Hanger Orthopedic Group, Inc. (a)	1,009,450	26,275,984
Humana, Inc. (a)	50,000	3,497,000
McKesson Corp.	216,500	17,114,325
Medco Health Solutions, Inc. (a)	325,600	18,285,696
Quest Diagnostics, Inc.	30,000	1,731,600
UnitedHealth Group, Inc.	200,000	9,040,000
		77,332,605
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	260,000	11,642,800
Illumina, Inc. (a)	100,000	7,007,000
QIAGEN NV (a)	200,000	4,010,000
Thermo Fisher Scientific, Inc. (a)	100,000	5,555,000
		28,214,800
Pharmaceuticals - 1.2%
Hospira, Inc. (a)	54,300	2,997,360
Novartis AG sponsored ADR	60,000	3,261,000

	Shares	Value
PT Kalbe Farma Tbk	10,000,000	$ 3,904,696
Valeant Pharmaceuticals International, Inc. (Canada)	538,090	26,857,333
		37,020,389
TOTAL HEALTH CARE		198,482,163
INDUSTRIALS - 14.9%
Aerospace & Defense - 5.0%
Bombardier, Inc. Class B (sub. vtg.)	1,650,000	12,132,103
Esterline Technologies Corp. (a)	320,500	22,665,760
GeoEye, Inc. (a)	100,000	4,158,000
Goodrich Corp.	127,000	10,862,310
Honeywell International, Inc.	564,567	33,710,296
Precision Castparts Corp.	138,500	20,384,430
Textron, Inc.	489,000	13,393,710
United Technologies Corp.	435,500	36,865,075
		154,171,684
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	100,000	5,014,000
United Parcel Service, Inc. Class B	200,000	14,864,000
		19,878,000
Airlines - 0.4%
Delta Air Lines, Inc. (a)	850,000	8,330,000
United Continental Holdings, Inc. (a)	220,000	5,057,800
		13,387,800
Building Products - 0.4%
Armstrong World Industries, Inc.	100,000	4,627,000
Owens Corning (a)	216,900	7,806,231
		12,433,231
Commercial Services & Supplies - 0.4%
United Stationers, Inc.	180,700	12,838,735
Construction & Engineering - 1.3%
EMCOR Group, Inc. (a)	330,000	10,220,100
Fluor Corp.	175,800	12,949,428
Furmanite Corp. (a)	1,000,000	8,000,000
Jacobs Engineering Group, Inc. (a)	103,500	5,323,005
MYR Group, Inc. (a)	120,000	2,870,400
		39,362,933
Electrical Equipment - 1.0%
3W Power Holdings SA warrants 9/1/12 (a)	1,105,000	103,761
Fushi Copperweld, Inc. (a)	403,500	3,236,070
GrafTech International Ltd. (a)	221,900	4,577,797
Polypore International, Inc. (a)	100,000	5,758,000
Regal-Beloit Corp.	235,967	17,421,444
		31,097,072
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	800,000	2,869,009
Machinery - 2.5%
Caterpillar, Inc.	306,400	34,117,640
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Commercial Vehicle Group, Inc. (a)	349,869	$ 6,241,663
Hardinge, Inc.	125,164	1,714,747
Ingersoll-Rand Co. Ltd.	260,000	12,560,600
Jain Irrigation Systems Ltd.	301,378	1,210,383
Pall Corp.	320,000	18,435,200
Parker Hannifin Corp.	50,000	4,734,000
		79,014,233
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	359,100	9,807,021
SFN Group, Inc. (a)	200,000	2,818,000
		12,625,021
Road & Rail - 1.7%
CSX Corp.	283,400	22,275,240
J.B. Hunt Transport Services, Inc.	199,100	9,043,122
Union Pacific Corp.	217,200	21,357,276
		52,675,638
Trading Companies & Distributors - 1.1%
Interline Brands, Inc. (a)	325,008	6,630,163
WESCO International, Inc. (a)	442,500	27,656,250
		34,286,413
TOTAL INDUSTRIALS		464,639,769
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 0.5%
DG FastChannel, Inc. (a)	300,000	9,666,000
F5 Networks, Inc. (a)	25,000	2,564,250
Juniper Networks, Inc. (a)	92,400	3,888,192
		16,118,442
Computers & Peripherals - 3.5%
Apple, Inc. (a)	315,300	109,866,284
Electronic Equipment & Components - 0.8%
Corning, Inc.	600,000	12,378,000
Jabil Circuit, Inc.	184,500	3,769,335
SYNNEX Corp. (a)	197,485	6,463,684
Vishay Precision Group, Inc. (a)	100,000	1,567,000
		24,178,019
Internet Software & Services - 5.8%
Baidu.com, Inc. sponsored ADR (a)	229,300	31,599,833
Demand Media, Inc. (d)	61,300	1,443,615
eBay, Inc. (a)	1,165,903	36,189,629
Equinix, Inc. (a)	105,500	9,611,050
Google, Inc. Class A (a)	74,000	43,379,540
Mail.ru Group Ltd. GDR (a)(e)	258,100	7,730,095
Open Text Corp. (a)	175,300	10,890,040
Rackspace Hosting, Inc. (a)(d)	250,000	10,712,500
Sina Corp. (a)	185,000	19,802,400

	Shares	Value
Support.com, Inc. (a)	900,000	$ 4,671,000
Tencent Holdings Ltd.	234,700	5,717,693
		181,747,395
IT Services - 2.3%
Acxiom Corp. (a)	670,000	9,614,500
Cardtronics, Inc. (a)	240,500	4,894,175
Cognizant Technology Solutions Corp. Class A (a)	85,000	6,919,000
Convergys Corp. (a)	250,000	3,590,000
International Business Machines Corp.	240,100	39,153,107
ServiceSource International, Inc.	67,500	822,150
Unisys Corp. (a)	218,443	6,819,790
		71,812,722
Semiconductors & Semiconductor Equipment - 3.7%
Alpha & Omega Semiconductor Ltd. (a)	200,000	2,538,000
ARM Holdings PLC	3,500,000	32,465,436
ARM Holdings PLC sponsored ADR (d)	1,610,700	45,373,419
Avago Technologies Ltd.	340,000	10,574,000
Dialog Semiconductor PLC (a)(d)	400,000	8,298,736
GT Solar International, Inc. (a)(d)	720,100	7,676,266
Kulicke & Soffa Industries, Inc. (a)	500,000	4,675,000
Micronas Semiconductor Holding AG (a)	500,000	5,149,701
		116,750,558
Software - 4.5%
Autonomy Corp. PLC (a)	785,400	20,012,938
BMC Software, Inc. (a)	247,200	12,295,728
Citrix Systems, Inc. (a)	132,300	9,718,758
CommVault Systems, Inc. (a)	60,000	2,392,800
Longtop Financial Technologies Ltd. ADR (a)	85,101	2,673,873
MICROS Systems, Inc. (a)	300,000	14,829,000
Microsoft Corp.	200,000	5,072,000
Oracle Corp.	750,000	25,027,500
Red Hat, Inc. (a)	100,000	4,539,000
Rovi Corp. (a)	90,000	4,828,500
salesforce.com, Inc. (a)	75,100	10,031,858
Solera Holdings, Inc.	307,000	15,687,700
Taleo Corp. Class A (a)	114,200	4,071,230
Totvs SA	300,000	5,760,573
VMware, Inc. Class A (a)	20,000	1,630,800
		138,572,258
TOTAL INFORMATION TECHNOLOGY		659,045,678
MATERIALS - 8.6%
Chemicals - 2.6%
Agrium, Inc.	130,000	12,002,578
Ashland, Inc.	244,000	14,093,440
Cabot Corp.	230,000	10,646,700
Dow Chemical Co.	109,100	4,118,525
Grasim Industries Ltd.	187	10,737
Huabao International Holdings Ltd.	3,500,000	5,381,431
LyondellBasell Industries NV Class A (a)	148,836	5,886,464
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Neo Material Technologies, Inc. (a)	1,715,600	$ 16,506,701
Westlake Chemical Corp.	193,400	10,869,080
		79,515,656
Containers & Packaging - 0.5%
Boise, Inc. (d)	1,095,000	10,030,200
Lock & Lock Co. Ltd.	197,020	6,872,793
		16,902,993
Metals & Mining - 5.5%
Alcoa, Inc.	200,000	3,530,000
Allied Nevada Gold Corp. (a)	120,000	4,257,600
Amazon Mining Holding PLC (a)	200,000	1,730,432
Barrick Gold Corp.	321,300	16,696,202
Carpenter Technology Corp.	225,300	9,622,563
Coeur d'Alene Mines Corp. (a)	374,129	13,012,207
Compania de Minas Buenaventura SA sponsored ADR	58,000	2,492,260
Compass Minerals International, Inc.	100,000	9,353,000
Endeavour Silver Corp. (a)(e)	1,000,000	9,796,844
Grande Cache Coal Corp. (a)	406,927	4,309,725
IAMGOLD Corp.	400,000	8,815,097
Ivanhoe Mines Ltd. (a)	400,000	10,968,341
Lake Shore Gold Corp. (a)(e)	1,000,000	4,217,799
Mongolian Mining Corp.	2,200,000	2,811,303
Newcrest Mining Ltd.	659,787	27,172,559
Noranda Income Fund Class A priority units (a)	400,000	2,062,494
Sabina Gold & Silver Corp. (a)	1,980,000	11,924,513
SEMAFO, Inc. (a)	200,000	1,916,057
Silver Standard Resources, Inc. (a)(d)	213,300	6,693,355
Silver Wheaton Corp.	213,300	9,264,923
United States Steel Corp. (d)	219,000	11,812,860
		172,460,134
TOTAL MATERIALS		268,878,783
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AboveNet, Inc.	100,000	6,486,000
AT&T, Inc.	100,000	3,060,000
Hawaiian Telcom Holdco, Inc. (a)	500,000	13,125,000
Qwest Communications International, Inc.	2,353,000	16,070,990
Verizon Communications, Inc.	82,600	3,183,404
		41,925,394
Wireless Telecommunication Services - 0.3%
SOFTBANK CORP.	242,000	9,660,795
TOTAL TELECOMMUNICATION SERVICES		51,586,189
TOTAL COMMON STOCKS (Cost $2,428,338,870)		3,085,633,078
Preferred Stocks - 0.8%
	Shares	Value
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Merrimack Pharmaceuticals, Inc. (a)(f)	611,538	$ 4,280,766
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE	125,000	8,182,925
Volkswagen AG	63,300	10,263,183
		18,446,108
TOTAL PREFERRED STOCKS (Cost $23,025,998)		22,726,874
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.16% (b)	246	246
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	81,717,325	81,717,325
TOTAL MONEY MARKET FUNDS (Cost $81,717,571)		81,717,571
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,533,082,439)		3,190,077,523
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(73,941,543)
NET ASSETS - 100%		$ 3,116,135,980
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,935,529 or 0.9% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,156,601 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 5,462,100
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,894
Fidelity Securities Lending Cash Central Fund	385,573
Total	$ 396,467
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 571,880,012	$ 568,800,207	$ 3,079,805	$ -
Consumer Staples	143,910,879	134,748,869	9,162,010	-
Energy	454,290,126	454,290,126	-	-
Financials	291,365,587	281,462,437	9,903,150	-
Health Care	202,762,929	193,606,328	4,875,835	4,280,766
Industrials	464,639,769	464,536,008	103,761	-
Information Technology	659,045,678	626,580,242	32,465,436	-
Materials	268,878,783	268,868,046	10,737	-
Telecommunication Services	51,586,189	51,586,189	-	-
Money Market Funds	81,717,571	81,717,571	-	-
Total Investments in Securities:	$ 3,190,077,523	$ 3,126,196,023	$ 59,600,734	$ 4,280,766
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,862,600
Total Realized Gain (Loss)	(480,079)
Total Unrealized Gain (Loss)	73,400
Cost of Purchases	4,280,766
Proceeds of Sales	(2,455,921)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,280,766
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.6%
Canada	7.1%
United Kingdom	3.9%
Cayman Islands	3.1%
China	1.6%
Germany	1.3%
India	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	7.4%
100.0%
Income Tax Information

At September 30, 2010, the Fund had a capital loss carryforward of approximately $1,046,788,322 of which $652,766,370 and $394,021,952 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,134,643) - See accompanying schedule: Unaffiliated issuers (cost $2,451,364,868)	$ 3,108,359,952
Fidelity Central Funds (cost $81,717,571)	81,717,571
Total Investments (cost $2,533,082,439)		$ 3,190,077,523
Cash		676
Receivable for investments sold		19,024,841
Receivable for fund shares sold		665,081
Dividends receivable		1,548,821
Distributions receivable from Fidelity Central Funds		17,140
Prepaid expenses		4,279
Other receivables		1,238,990
Total assets		3,212,577,351

Liabilities
Payable for investments purchased	$ 8,950,537
Payable for fund shares redeemed	2,350,186
Accrued management fee	1,420,797
Distribution and service plan fees payable	74,845
Notes payable to affiliates	1,550,429
Other affiliated payables	205,367
Other payables and accrued expenses	171,885
Collateral on securities loaned, at value	81,717,325
Total liabilities		96,441,371

Net Assets		$ 3,116,135,980
Net Assets consist of:
Paid in capital		$ 3,268,819,346
Distributions in excess of net investment income		(7,079)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(809,675,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		656,999,652
Net Assets		$ 3,116,135,980

Statement of Assets and Liabilities - continued

March 31, 2011 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,756,659,384 ÷ 239,306,336 shares)	$ 11.52

Class A: Net Asset Value and redemption price per share ($356,675,424 ÷ 31,721,739 shares)	$ 11.24

Maximum offering price per share (100/94.25 of $11.24)	$ 11.93
Class T: Net Asset Value and redemption price per share ($1,052,832 ÷ 94,782 shares)	$ 11.11

Maximum offering price per share (100/96.50 of $11.11)	$ 11.51
Class B: Net Asset Value and offering price per share ($396,735 ÷ 36,217 shares)A	$ 10.95

Class C: Net Asset Value and offering price per share ($1,172,809 ÷ 107,375 shares)A	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($178,796 ÷ 15,437 shares)	$ 11.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 12,896,745
Interest		11,795
Income from Fidelity Central Funds		396,467
Total income		13,305,007

Expenses
Management fee	$ 8,431,486
Transfer agent fees	253,827
Distribution and service plan fees	438,336
Accounting and security lending fees	449,766
Custodian fees and expenses	115,450
Independent trustees' compensation	8,011
Appreciation in deferred trustee compensation account	303
Registration fees	31,677
Audit	43,511
Legal	9,333
Interest	10,247
Miscellaneous	17,681
Total expenses before reductions	9,809,628
Expense reductions	(271,506)	9,538,122
Net investment income (loss)		3,766,885
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	266,036,077
Foreign currency transactions	(1,422,551)
Total net realized gain (loss)		264,613,526
Change in net unrealized appreciation (depreciation) on: Investment securities	323,988,446
Assets and liabilities in foreign currencies	37,572
Total change in net unrealized appreciation (depreciation)		324,026,018
Net gain (loss)		588,639,544
Net increase (decrease) in net assets resulting from operations		$ 592,406,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,766,885	$ 12,419,057
Net realized gain (loss)	264,613,526	361,628,383
Change in net unrealized appreciation (depreciation)	324,026,018	(27,823,248)
Net increase (decrease) in net assets resulting from operations	592,406,429	346,224,192
Distributions to shareholders from net investment income	(13,403,890)	(26,780,437)
Distributions to shareholders from net realized gain	(1,434,576)	(1,958,207)
Total distributions	(14,838,466)	(28,738,644)
Share transactions - net increase (decrease)	(288,565,267)	(1,151,405,238)
Total increase (decrease) in net assets	289,002,696	(833,919,690)

Net Assets
Beginning of period	2,827,133,284	3,661,052,974
End of period (including distributions in excess of net investment income of $7,079 and undistributed net investment income of $9,629,926, respectively)	$ 3,116,135,980	$ 2,827,133,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91	$ 11.91
Income from Investment Operations
Net investment income (loss) E	.02	.04	.09	.08	.12	.14
Net realized and unrealized gain (loss)	2.06	.93	(.95)	(2.86)	2.25	1.18
Total from investment operations	2.08	.97	(.86)	(2.78)	2.37	1.32
Distributions from net investment income	(.05)	(.07)	(.09)	(.11)	(.14)	(.13)
Distributions from net realized gain	(.01)	(.01)	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.06)	(.08)	(.10)J	(2.02)I	(.91)	(.32)
Net asset value, end of period	$ 11.52	$ 9.50	$ 8.61	$ 9.57	$ 14.37	$ 12.91
Total Return B,C,D	21.90%	11.31%	(8.77)%	(22.45)%	19.44%	11.25%
Ratios to Average Net Assets F,H
Expenses before reductions	.61% A	.61%	.61%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.61%A	.61%	.61%	.59%	.60%	.61%
Expenses net of all reductions	.59%A	.60%	.60%	.58%	.59%	.57%
Net investment income (loss)	.29%A	.44%	1.33%	.64%	.90%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,756,659	$ 2,509,669	$ 3,278,390	$ 3,785,291	$ 5,352,895	$ 5,034,751
Portfolio turnover rate G	117%A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $2.02 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $1.907 per share. J Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class A

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64	$ 11.66
Income from Investment Operations
Net investment income (loss) F	- J	.01	.06	.03	.07	.08
Net realized and unrealized gain (loss)	2.00	.90	(.93)	(2.78)	2.19	1.16
Total from investment operations	2.00	.91	(.87)	(2.75)	2.26	1.24
Distributions from net investment income	(.01)	(.04)	(.05)	(.06)	(.09)	(.07)
Distributions from net realized gain	(.01)	(.01)	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.02)	(.04) M	(.06) L	(1.97) K	(.86)	(.26)
Net asset value, end of period	$ 11.24	$ 9.26	$ 8.39	$ 9.32	$ 14.04	$ 12.64
Total Return B,C,D,E	21.60%	10.94%	(9.18)%	(22.73)%	18.90%	10.81%
Ratios to Average Net Assets G,I
Expenses before reductions	.97% A	.98%	1.02%	.99%	.99%	1.06%
Expenses net of fee waivers, if any	.97% A	.98%	1.02%	.99%	.99%	1.06%
Expenses net of all reductions	.95% A	.97%	1.01%	.97%	.98%	1.02%
Net investment income (loss)	(.07)% A	.07%	.92%	.25%	.51%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356,675	$ 315,290	$ 380,175	$ 379,162	$ 471,593	$ 372,010
Portfolio turnover rate H	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.97 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $1.907 per share. L Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.006 per share. M Total distributions of $.04 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57	$ 11.66
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	.03	(.02)	.01	.04
Net realized and unrealized gain (loss)	1.99	.90	(.93)	(2.76)	2.19	1.14
Total from investment operations	1.96	.86	(.90)	(2.78)	2.20	1.18
Distributions from net investment income	-	-	(.03)	(.01)	(.09)	(.08)
Distributions from net realized gain	-	-	(.01)	(1.91)	(.77)	(.19)
Total distributions	-	-	(.03) J	(1.91) I	(.86)	(.27)
Net asset value, end of period	$ 11.11	$ 9.15	$ 8.29	$ 9.22	$ 13.91	$ 12.57
Total Return B,C,D	21.42%	10.37%	(9.65)%	(23.06)%	18.49%	10.31%
Ratios to Average Net Assets F,H
Expenses before reductions	1.44% A	1.47%	1.48%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.47%	1.48%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.42% A	1.46%	1.47%	1.40%	1.42%	1.39%
Net investment income (loss)	(.54)% A	(.43)%	.47%	(.18)%	.07%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053	$ 760	$ 978	$ 1,013	$ 1,063	$ 434
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.91 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $1.907 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.006 per share.

Financial Highlights - Class B

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51	$ 11.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	- J	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss)	1.95	.90	(.92)	(2.74)	2.18	1.15
Total from investment operations	1.90	.82	(.92)	(2.82)	2.13	1.12
Distributions from net investment income	-	-	-	-	(.04)	(.06)
Distributions from net realized gain	-	-	-	(1.86)	(.77)	(.19)
Total distributions	-	-	-	(1.86) K	(.81)	(.25)
Net asset value, end of period	$ 10.95	$ 9.05	$ 8.23	$ 9.15	$ 13.83	$ 12.51
Total Return B,C,D	20.99%	9.96%	(10.05)%	(23.45)%	17.92%	9.74%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.92%	1.94%	1.90%	1.91%	1.95%
Expenses net of fee waivers, if any	1.91% A	1.92%	1.94%	1.90%	1.91%	1.95%
Expenses net of all reductions	1.89% A	1.91%	1.93%	1.88%	1.90%	1.91%
Net investment income (loss)	(1.01)% A	(.88)%	-% H	(.66)%	(.41)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 397	$ 368	$ 384	$ 399	$ 466	$ 284
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.86 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.863 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53	$ 11.64
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	- I	(.08)	(.05)	(.01)
Net realized and unrealized gain (loss)	1.95	.88	(.92)	(2.73)	2.18	1.15
Total from investment operations	1.90	.81	(.92)	(2.81)	2.13	1.14
Distributions from net investment income	-	-	(.02)	-	(.04)	(.06)
Distributions from net realized gain	-	-	(.01)	(1.88)	(.77)	(.19)
Total distributions	-	-	(.03) K	(1.88) J	(.81)	(.25)
Net asset value, end of period	$ 10.92	$ 9.02	$ 8.21	$ 9.16	$ 13.85	$ 12.53
Total Return B,C,D	21.06%	9.87%	(10.00)%	(23.39)%	17.87%	9.89%
Ratios to Average Net Assets F,H
Expenses before reductions	1.87% A	1.90%	1.93%	1.90%	1.91%	1.86%
Expenses net of fee waivers, if any	1.87% A	1.90%	1.93%	1.90%	1.91%	1.86%
Expenses net of all reductions	1.85% A	1.89%	1.92%	1.89%	1.90%	1.82%
Net investment income (loss)	(.97)% A	(.85)%	.01%	(.66)%	(.41)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,173	$ 904	$ 1,042	$ 522	$ 458	$ 229
Portfolio turnover rate G	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $1.879 per share. K Total distributions of $.03 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.006 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90	$ 11.91
Income from Investment Operations
Net investment income (loss) D	- H	.02	.08	.06	.11	.12
Net realized and unrealized gain (loss)	2.07	.93	(.96)	(2.84)	2.23	1.17
Total from investment operations	2.07	.95	(.88)	(2.78)	2.34	1.29
Distributions from net investment income	(.02)	-	(.07)	(.09)	(.14)	(.11)
Distributions from net realized gain	(.01)	-	(.01)	(1.91)	(.77)	(.19)
Total distributions	(.03)	-	(.08) J	(2.00) I	(.91)	(.30)
Net asset value, end of period	$ 11.58	$ 9.54	$ 8.59	$ 9.55	$ 14.33	$ 12.90
Total Return B,C	21.69%	11.06%	(8.99)%	(22.48)%	19.20%	11.04%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.87%	.81%	.74%	.74%	.78%
Expenses net of fee waivers, if any	.86% A	.87%	.81%	.74%	.74%	.78%
Expenses net of all reductions	.84% A	.87%	.79%	.73%	.69%	.74%
Net investment income (loss)	.04% A	.17%	1.14%	.50%	.80%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179	$ 144	$ 83	$ 1,720	$ 2,422	$ 114
Portfolio turnover rate F	117% A	62%	152%	283%	200%	184%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $2.00 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $1.907 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A (formerly Class N), Class T, Class C, and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 708,820,606
Gross unrealized depreciation	(63,303,563)
Net unrealized appreciation (depreciation) on securities and other investments	$ 645,517,043

Tax cost	$ 2,544,560,480

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,755,121,312 and $2,060,693,111, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 429,203	$ 7,902
Class T	.25%	.25%	2,196	52
Class B	.75%	.25%	1,902	1,433
Class C	.75%	.25%	5,035	558
			$ 438,336	$ 9,945

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,191
Class T	178
Class B*	767
Class C*	77
$ 2,213

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 55,555	.00**
Class A	194,668.11
Class T	1,496.34
Class B	578.30
Class C	1,354.27
Institutional Class	176.26
	$ 253,827

* Annualized

** Amount represents less than .01%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $57,388 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,042,477.45%		$ 8,578

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,779 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $385,573. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,242,750. The weighted average interest rate was .69%. The interest expense amounted to $1,669 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $271,506 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2011	Year ended September 30, 2010
From net investment income
Class O	$ 12,938,752	$ 25,105,317
Class A	464,876	1,675,120
Institutional Class	262	-
Total	$ 13,403,890	$ 26,780,437
From net realized gain
Class O	$ 1,268,485	$ 1,743,448
Class A	166,031	214,759
Institutional Class	60	-
Total	$ 1,434,576	$ 1,958,207

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2011	Year ended September 30, 2010	Six months ended March 31, 2011	Year ended September 30, 2010
Class O
Shares sold	11,289,880	41,289,302	$ 118,997,056	$ 373,895,608
Reinvestment of distributions	1,164,605	2,773,030	12,367,984	24,264,054
Shares redeemed	(37,286,911)	(160,706,664)	(395,705,604)	(1,449,719,075)
Net increase (decrease)	(24,832,426)	(116,644,332)	$ (264,340,564)	$ (1,051,559,413)
Class A
Shares sold	3,290,221	11,028,541	$ 34,029,215	$ 97,288,817
Reinvestment of distributions	40,475	194,226	420,133	1,660,628
Shares redeemed	(5,661,115)	(22,480,213)	(58,854,376)	(198,261,888)
Net increase (decrease)	(2,330,419)	(11,257,446)	$ (24,405,028)	$ (99,312,443)
Class T
Shares sold	23,099	16,924	$ 246,378	$ 148,983
Shares redeemed	(11,303)	(51,916)	(115,150)	(452,162)
Net increase (decrease)	11,796	(34,992)	$ 131,228	$ (303,179)
Class B
Shares sold	2,109	8,327	$ 22,727	$ 72,776
Shares redeemed	(6,555)	(14,340)	(65,473)	(124,006)
Net increase (decrease)	(4,446)	(6,013)	$ (42,746)	$ (51,230)
Class C
Shares sold	24,770	8,316	$ 255,988	$ 73,022
Shares redeemed	(17,587)	(35,106)	(172,184)	(301,614)
Net increase (decrease)	7,183	(26,790)	$ 83,804	$ (228,592)
Institutional Class
Shares sold	8,733	7,602	$ 91,968	$ 70,191
Reinvestment of distributions	29	-	312	-
Shares redeemed	(8,387)	(2,193)	(84,241)	(20,572)
Net increase (decrease)	375	5,409	$ 8,039	$ 49,619

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

ADESII-I-USAN-0511
1.814764.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios' Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011